As filed with the Securities and Exchange Commission on July 1, 2020
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
 (Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2020
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Absolute Return Multi-Manager Fund

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

PRESIDENT'S LETTER	1
PORTFOLIO COMMENTARY	2
FUND EXPENSE INFORMATION	6
CONSOLIDATED SCHEDULE OF INVESTMENTS	8
CONSOLIDATED FINANCIAL STATEMENTS	40
FINANCIAL HIGHLIGHTS (ALL CLASSES)/ PER SHARE DATA	63
Directory	67
Proxy Voting Policies and Procedures	68
Quarterly Portfolio Schedule	68

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2020 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for Neuberger Berman Absolute Return Multi-Manager Fund.

The global financial market generated mixed but mostly negative results over the six months ended April 30, 2020 (the reporting period). Despite a strong start, U.S. equities declined sharply as the period progressed, as investors digested the potential economic impacts of the COVID-19 pandemic. Markets rallied towards the end of the reporting period due to monetary and fiscal policy stimulus efforts, as well as optimism regarding the path to counteracting the virus.

Elsewhere, the overall U.S. fixed income market performed well over the reporting period. Inflation expectations remained tempered, while both short- and long-term U.S. Treasury yields declined as the U.S., the Federal Reserve Board and central banks globally lowered rates in hopes to stimulate the economy amid the pandemic, while safe haven assets such as government bonds performed well as investors fled to safety.

All told, the U.S. equity market, as measured by the S&P 500® Index, lost –3.16% over the reporting period. International developed and emerging market equities, as measured by the MSCI EAFE® and MSCI Emerging Market Indices, returned –14.21% and –10.50%, respectively, over the reporting period. Meanwhile, the overall U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, generated a total return of 4.86% for the reporting period.

We continue to position the portfolio with the intention to benefit from elevated market volatility. In our view, volatility could remain elevated due to several factors, including the broad impacts of the COVID-19 pandemic as well as Middle East tensions, Brexit and the upcoming U.S. Presidential Election. The Fund continues to diversify its portfolio among a variety of strategies. The Fund's largest strategy allocation is long/short equity, followed by global macro/managed futures, then credit and merger arbitrage/event driven strategies.

Neuberger Berman continues to monitor the ongoing developments related to COVID-19 with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations, including all critical services provided by Neuberger Berman and the Fund's sub-advisers. Neuberger Berman has a dedicated Business Continuity Management team staffed with full-time professionals, who partner with over 60 Business Continuity Coordinators covering all business functions across all geographies. Neuberger Berman currently has not experienced a significant impact on its operating model. Neuberger Berman will continue to watch the effectiveness of efforts to contain the spread of the COVID-19 virus and the potential long-term implications on global economies and will continue to monitor and adapt as necessary the firm's operations and processes to most effectively manage portfolios.

Thank you for your continued support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

1

Absolute Return Multi-Manager Fund Commentary

Neuberger Berman Absolute Return Multi-Manager Fund Institutional Class generated a –1.77% total return for the six months ended April 30, 2020 (the reporting period), outperforming its primary benchmark, the HFRX Global Hedge Fund Index (the Index), which returned –2.01% for the same period. (Performance for all share classes is provided in the table following this letter.)

Global equities rallied early in the period due in part to healthy economic data and trade war optimism. However, risk assets ultimately declined sharply as investors digested the real-time and potential impacts of the COVID-19 pandemic. Equities partially recovered into the end of the period due to stimulus efforts and optimism regarding the virus' path. U.S. fixed income rallied throughout the period as 10-year U.S. Treasury yields moved lower. The U.S. dollar strengthened slightly against most major currencies. While gold prices modestly increased, commodity prices declined more broadly, led by a sharp move lower for crude oil.

Gains from the Fund's allocation to global macro/managed futures and merger arbitrage/event driven strategies were outpaced by losses from long/short equity and credit strategies.

Gains from global macro/managed futures strategies were split between the managed futures and systematic currency strategies. Within managed futures, gains from interest rates, commodities and currencies outpaced losses from equities. Gains within the systematic currency strategy were driven by long U.S. dollar positioning versus the Australian dollar and euro.

Merger arbitrage/event driven strategies were the next largest contributor, as several mergers progressed and/or closed with minimal deal "breakage" during the period.

Within the long/short equity allocation, losses from longs outpaced gains from shorts. From a sector perspective, the largest contributors were Communication Services and Real Estate, while the largest detractors were Financials, Consumer Staples and Industrials. Equity index hedges within this allocation also contributed positively.

Losses in the credit allocation were driven primarily by the asset-backed securities (ABS) strategy and, to a lesser degree, by the corporate credit long/short strategy. Within the ABS strategy, losses were driven mainly by commercial mortgage-backed securities and, to a lesser extent, collateralized loan obligation debt, residential mortgage-backed securities and auto ABS. Losses in the corporate credit long/short strategy came primarily from floating rate bank loans.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts contributed positively to performance during the period.

We continue to position the Fund in a way that we anticipate will benefit from higher market volatility. We believe volatility has the potential to remain elevated due to a number of factors, including uncertainty regarding the length and severity of COVID-19's impact, as well as tensions in the Middle East, Brexit and the U.S. Presidential Election. The Fund's largest allocation is long/short equity. We believe the pandemic will create a high dispersion of winners and losers over the medium to long term for our subadvisers to identify. Additionally, we believe moderately high volatility can enable our subadvisers to exploit attractive entry/exit points. The second largest allocation is to global macro/managed futures strategies. Elevated market volatility has historically been beneficial for these strategies. The third largest allocation is credit, skewed predominantly to ABS. We view this as a defensive allocation given the short duration and seniority of positioning within capital structures. Due to the recent underperformance of the corporate credit long/short allocation, among other factors, we are in the process of liquidating the allocation. The fourth largest allocation is to merger arbitrage/event driven strategies. Spreads in this strategy remain at levels attractive to us, and we believe a focus on less risky, shorter duration deals presents a strong risk/reward proposition.

Sincerely,

DAVID KUPPERMAN, JEFF MAJIT AND FRED INGHAM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers and subadvisers. The opinions are as of the date of this report and are subject to change without notice.

2

Absolute Return Multi-Manager Fund

TICKER SYMBOLS

Institutional Class	NABIX
Class A	NABAX
Class C	NABCX
Class R6	NRABX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)

	Long	Short
Asset-Backed Securities	5.9%	—%
Collateralized Mortgage Obligations	6.2	—
Commercial Mortgage-Backed Securities	6.3	—
Common Stocks	32.9	(4.4)
Convertible Bonds	0.2	—
Convertible Preferred Stocks	0.1	—
Corporate Bonds	0.0	—
Loan Assignments	1.2	—
Master Limited Partnerships	—	(0.0)
Preferred Stocks	0.0	—
Rights	0.3	—
Warrants	0.2	—
Short-Term Investments	36.6	—
Other Assets Less Liabilities	14.5 *	—
Total	104.4%	(4.4)%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PERFORMANCE HIGHLIGHTS

		Six Month	Average Annual Total Return Ended 04/30/2020
	Inception Date	Period Ended 04/30/2020	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	05/15/2012	–1.77%	–1.18%	–0.25%	1.62%
Class A	05/15/2012	–1.97%	–1.60%	–0.60%	1.25%
Class C	05/15/2012	–2.27%	–2.27%	–1.33%	0.50%
Class R6[3]	12/31/2013	–1.77%	–1.12%	–0.20%	1.65%
With Sales Charge
Class A		–7.62%	–7.30%	–1.77%	0.50%
Class C		–3.22%	–3.22%	–1.33%	0.50%
Index
HFRX Global Hedge Fund Index[1,2]		–2.01%	0.79%	–0.12%	1.12%
S&P 500® Index[1,2]		–3.16%	0.86%	9.12%	12.56%
Bloomberg Barclays U.S. Aggregate Bond Index[1,2]		4.86%	10.84%	3.80%	3.30%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Consolidated Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 2.67%, 3.05%, 3.79% and 2.62% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any, and after restatement for Class R6 shares). The expense ratios were 2.37%, 2.74%, 3.48% and 2.29% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers and/or restatement. The expense ratios for the semi-annual period ended April 30, 2020 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

3

Endnotes

1  Please see "Glossary of Indices" on page 5 for a description of indices. Please note that individuals cannot invest directly in any index. The S&P 500® and the Bloomberg Barclays U.S. Aggregate Bond Indices do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. The HFRX Global Hedge Fund Index does take into account fees and expenses, but not tax consequences, of investing since it is based on the underlying hedge funds' net returns. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Absolute Return Multi-Manager Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, call us at (800) 877-9700, or visit our website at www.nb.com.

4

Glossary of Indices

Bloomberg Barclays U.S. Aggregate Bond Index:

The index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and nonagency).

HFRX Global Hedge Fund Index:

The index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.

5

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2020 and held for the entire period. The table illustrates each Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

6

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During the Period 11/1/2019 - 4/30/2020(1)(3)	Expense Ratio	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During the Period 11/1/2019 - 4/30/2020(2)(3)	Expense Ratio
Absolute Return Multi-Manager Fund
Institutional Class	$1,000.00	$982.30	$10.45	2.12%	$1,000.00	$1,014.32	$10.62	2.12%
Class A	$1,000.00	$980.30	12.21	2.48%	$1,000.00	$1,012.53	$12.41	2.48%
Class C	$1,000.00	$977.30	15.88	3.23%	$1,000.00	$1,008.80	$16.13	3.23%
Class R6	$1,000.00	$982.30	9.96	2.02%	$1,000.00	$1,014.82	$10.12	2.02%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one -half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

(3)  Includes expenses of the Fund's subsidiary (See Note A of the Notes to Consolidated Financial Statements).

7

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) April 30, 2020

Investments	Shares	Value
Long Positions 89.9%
Common Stocks 32.9%
Aerospace & Defense 0.6%
Hexcel Corp.	1,700	$58,803
PAE, Inc.*	68,318	580,020
		638,823
Airlines 0.0%(a)
American Airlines Group, Inc.	623	7,482
American Airlines Group, Inc. Escrow*(b)	14,383	1,295
		8,777
Auto Components 0.1%
Delphi Technologies plc*	5,900	58,941
Automobiles 0.1%
General Motors Co.	4,268	95,134
Banks 0.4%
Bank of America Corp.	3,920	94,276
Carolina Financial Corp.	300	10,149
Citigroup, Inc.	2,978	144,612
JPMorgan Chase & Co.	1,257	120,370
Societe Generale SA (France)	131	2,047
		371,454
Beverages 0.2%
Coca-Cola Co. (The)	2,411	110,641
Craft Brew Alliance, Inc.*	7,200	108,720
		219,361
Biotechnology 0.4%
BioMarin Pharmaceutical, Inc.*	1,545	142,171
Grifols SA, ADR (Spain)	13,100	265,930
		408,101
Building Products 0.0%(a)
Carrier Global Corp.*	500	8,855
Capital Markets 1.1%
Blackstone Group, Inc. (The), Class A	2,630	137,391
E*TRADE Financial Corp.	3,200	129,952
Forum Merger II Corp., Class A*	13,300	137,788
GAIN Capital Holdings, Inc.	4,200	27,468
Legg Mason, Inc.	6,100	303,963
Morgan Stanley	3,430	135,245
Nebula Acquisition Corp., Class A*	13,198	135,280
Investments	Shares	Value
TD Ameritrade Holding Corp.	2,900	$113,883
VectoIQ Acquisition Corp.*	1,500	19,875
		1,140,845
Commercial Services & Supplies 0.7%
Advanced Disposal Services, Inc.*	14,500	467,625
Clean Harbors, Inc.*(c)	5,100	272,493
		740,118
Communications Equipment 0.5%
4L Holdings Corp.*(b)	3,790	15,161
Acacia Communications, Inc.*	3,100	209,839
Gilat Satellite Networks Ltd. (Israel)*	9,100	77,805
Motorola Solutions, Inc.	1,390	199,896
		502,701
Distributors 0.8%
LKQ Corp.*	30,119	787,612
Diversified Consumer Services 1.1%
Regis Corp.*	33,423	415,114
ServiceMaster Global Holdings, Inc.*(c)	19,903	677,697
		1,092,811
Diversified Financial Services 0.1%
FGL Holdings	6,200	64,356
Diversified Telecommunication Services 0.0%(a)
Cincinnati Bell, Inc.*	1,100	16,115
Electric Utilities 1.8%
El Paso Electric Co.(d)	16,900	1,149,200
Evergy, Inc.	1,590	92,904
NextEra Energy, Inc.(d)	2,425	560,466
		1,802,570
Electronic Equipment, Instruments & Components 1.5%
Anixter International, Inc.*	650	60,359
API Group Corp.*(e)	4,000	40,400
Fitbit, Inc., Class A*	41,200	275,628
KEMET Corp.	10,300	278,203
Tech Data Corp.*(d)	5,650	794,616
		1,449,206
Entertainment 0.2%
Cineplex, Inc. (Canada)	10,100	120,740
Walt Disney Co. (The)	1,054	113,990
		234,730
Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) 0.9%
Equinix, Inc.(d)	1,188	$802,138
Front Yard Residential Corp.	4,000	45,640
Taubman Centers, Inc.	1,900	81,890
		929,668
Food & Staples Retailing 0.3%
Cia Brasileira de Distribuicao, ADR (Brazil)*	1,183	14,444
Magnit PJSC, GDR (Russia)(e)	1,164	12,862
Performance Food Group Co.*	5,936	174,222
Wal-Mart de Mexico SAB de CV (Mexico)	14,253	34,283
X5 Retail Group NV, GDR (Russia)(e)	3,122	92,161
		327,972
Food Products 0.5%
Nomad Foods Ltd. (United Kingdom)*	21,538	443,898
Health Care Equipment & Supplies 1.7%
Danaher Corp.(c)	3,224	526,995
Envista Holdings Corp.*	30,871	601,058
RTI Surgical Holdings, Inc.*	6,800	18,394
Wright Medical Group NV*	15,400	448,448
Zimmer Biomet Holdings, Inc.	903	108,089
		1,702,984
Health Care Providers & Services 0.2%
Cigna Corp.	670	131,173
Option Care Health, Inc.*	3,775	53,983
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	9,303	16,375
Sinopharm Group Co. Ltd., Class H (China)	5,222	14,080
		215,611
Hotels, Restaurants & Leisure 1.3%
Caesars Entertainment Corp.*(d)	76,500	738,990
Las Vegas Sands Corp.	1,425	68,428
Stars Group, Inc. (The) (Canada)*	16,185	452,533
		1,259,951

See Notes to Consolidated Financial Statements

8

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Household Durables 0.4%
Lennar Corp., Class A	2,960	$148,207
Lennar Corp., Class B(d)	5,087	194,069
		342,276
Household Products 0.2%
Procter & Gamble Co. (The)	1,263	148,870
Industrial Conglomerates 0.0%(a)
Smiths Group plc (United Kingdom)	1,394	21,780
Insurance 1.1%
AIA Group Ltd. (Hong Kong)	22,647	207,849
American International Group, Inc.	8,144	207,102
Aon plc	680	117,416
Benefytt Technologies, Inc., Class A*	7,755	202,638
Genworth Financial, Inc., Class A*	14,800	53,724
Progressive Corp. (The)	2,265	175,084
RSA Insurance Group plc (United Kingdom)	14,798	67,321
Syncora Holdings Ltd.*	58,200	18,915
		1,050,049
Interactive Media & Services 1.2%
Actua Corp.*(b)(f)	6,700	335
Alphabet, Inc., Class A*	265	356,875
Baidu, Inc., ADR (China)*	283	28,563
Facebook, Inc., Class A*	2,224	455,275
Mail.Ru Group Ltd., GDR (Russia)*(e)	928	16,704
Meet Group, Inc. (The)*	8,400	51,828
Tencent Holdings Ltd. (China)	4,833	254,068
Yandex NV, Class A (Russia)*	1,015	38,347
		1,201,995
Internet & Direct Marketing Retail 2.4%
Alibaba Group Holding Ltd., ADR (China)*(d)	1,910	387,100
Altaba, Inc. Escrow*(b)(d)	64,806	1,412,771
Amazon.com, Inc.*	121	299,354
Investments	Shares	Value
ASOS (United Kingdom)* plc	333	$10,041
Booking Holdings, Inc.*	59	87,354
eBay, Inc.	1,587	63,210
Expedia Group, Inc.	734	52,099
MercadoLibre, Inc. (Argentina)*	175	102,114
		2,414,043
IT Services 0.9%
Fiserv, Inc.*	1,158	119,343
Leidos Holdings, Inc.	1,273	125,785
PayPal Holdings, Inc.*	1,587	195,201
Visa, Inc., Class A	790	141,189
Wirecard AG (Germany)	3,349	331,768
		913,286
Life Sciences Tools & Services 0.6%
Gerresheimer AG (Germany)	4,569	364,755
Pacific Biosciences of California, Inc.*	24,346	80,463
Thermo Fisher Scientific, Inc.	467	156,296
		601,514
Machinery 1.7%
Dover Corp.	3,588	336,016
Navistar International Corp.*	1,000	23,770
Otis Worldwide Corp.*	9,836	500,751
WABCO Holdings, Inc.*(d)	6,350	853,313
		1,713,850
Marine 0.3%
Kirby Corp.*	5,974	319,131
Media 0.4%
Central European Media Enterprises Ltd., Class A (Czech Republic)*	16,100	62,629
Deluxe Television GmbH (Germany)*	16,063	10,714
Discovery, Inc., Class C*	1,100	22,451
iHeartMedia, Inc., Class A*	9,237	64,844
Loral Space & Communications, Inc.*	4,585	100,870
Stroeer SE & Co. KGaA (Germany)	2,414	153,035
Tribune Co. Litigation, Class 1C*(b)(f)	302,443	—
		414,543
Investments	Shares	Value
Metals & Mining 0.0%(a)
Artemis Gold, Inc. (Canada)*	605	$482
Conic Metals Corp. (Canada)*	11,300	1,421
		1,903
Multi-Utilities 0.1%
Dominion Energy, Inc.	1,444	111,376
Oil, Gas & Consumable Fuels 0.0%(a)
Battalion Oil Corp.*	4,530	22,197
Falcon Minerals Corp.	3,400	8,313
MDR Corp.*	2,838	125
Southcross Energy Partners LP*(b)	49,093	4,909
		35,544
Paper & Forest Products 0.2%
Canfor Corp. (Canada)*	24,900	173,519
Personal Products 0.7%
elf Beauty, Inc.*	32,032	418,658
Estee Lauder Cos., Inc. (The), Class A	595	104,958
Unilever NV (United Kingdom)	2,758	137,759
		661,375
Pharmaceuticals 1.9%
Allergan plc(d)	8,600	1,611,124
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—
Bristol-Myers Squibb Co.	2,250	136,822
Dr Reddy's Laboratories Ltd., ADR (India)	940	48,119
Hikma Pharmaceuticals plc (Jordan)	2,369	70,715
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	513	5,510
		1,872,290
Professional Services 0.8%
Intertek Group plc (United Kingdom)	1,262	75,501
Intertrust NV (Netherlands)(e)	37,966	598,280
SGS SA (Registered) (Switzerland)	45	101,865
		775,646
Road & Rail 0.5%
Canadian National Railway Co. (Canada)	6,186	512,634

See Notes to Consolidated Financial Statements

9

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment 0.2%
Adesto Technologies Corp.*	15,000	$177,750
SunEdison, Inc.*(b)(f)	16,689	—
		177,750
Software 2.2%
Fair Isaac Corp.*	315	111,176
ForeScout Technologies, Inc.*	7,200	228,672
LogMeIn, Inc.	4,000	341,840
Microsoft Corp.	1,392	249,460
PTC, Inc.*	6,378	441,677
salesforce.com, Inc.*	775	125,511
SAP SE (Germany)	2,097	250,344
Tenable Holdings, Inc.*	15,852	413,103
		2,161,783
Specialty Retail 0.6%
Frasers Group plc (United Kingdom)*	9,144	29,944
Tiffany & Co.	4,300	543,950
Toys R Us, Inc.*(b)	1,038	25,950
		599,844
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.	1,428	419,546
Samsung Electronics Co. Ltd., GDR (South Korea)(e)	111	115,773
		535,319
Textiles, Apparel & Luxury Goods 0.8%
adidas AG (Germany)	1,346	308,573
Capri Holdings Ltd.*	1,382	21,076
G-III Apparel Group Ltd.*	41,699	472,450
Tapestry, Inc.	2,271	33,792
		835,891
Trading Companies & Distributors 0.6%
Brenntag AG (Germany)	7,651	345,351
IMCD NV (Netherlands)	960	84,919
Kaman Corp.	4,369	169,342
		599,612
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	1,340	117,652
Total Common Stocks (Cost $33,679,789)		32,834,069
Investments	Principal Amount	Value
Commercial Mortgage-Backed Securities 6.3%
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 3.16%, 6/15/2034(g)(h)	$995,703	$713,597
CHT Mortgage Trust, Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.74% Floor), 4.56%, 11/15/2036(g)(h)	1,000,000	779,458
CORE Mortgage Trust, Series 2019-CORE, Class F, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 3.16%, 12/15/2031(g)(h)	1,100,000	946,166
Hawaii Hotel Trust, Series 2019-MAUI, Class F, (ICE LIBOR USD 1 Month + 2.75%, 2.75% Floor), 3.56%, 5/15/2038(d)(g)(h)	1,700,000	1,350,768
Hilton Orlando Trust, Series 2018-ORL, Class E, (ICE LIBOR USD 1 Month + 2.65%, 2.65% Floor), 3.46%, 12/15/2034(d)(g)(h)	1,625,000	1,291,046
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.85%, 5.60% Floor), 6.66%, 9/15/2028(g)(h)	762,481	674,814
Investments	Principal Amount	Value
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/2033(g)	$1,000,000	$590,000
Total Commercial Mortgage-Backed Securities (Cost $8,224,576)		6,345,849
Collateralized Mortgage Obligations 6.2%
Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 6/25/2035	729,744	676,304
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 4.30%, 6/25/2035(i)	143,405	131,718
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,039,126	1,020,736
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%, 2.30% Floor), 2.79%, 8/25/2031(g)(h)	824,703	752,231
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.15%), 4.64%, 1/25/2025(h)	463,978	396,149

See Notes to Consolidated Financial Statements

10

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value
FNMA Connecticut Avenue Securities, Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 4.94%, 1/25/2029(h)	$739,373	$725,695
Series 2017-C02, Class 2M2, (ICE LIBOR USD 1 Month + 3.65%), 4.14%, 9/25/2029(h)	1,461,423	1,380,673
MASTR Alternative Loan Trust, Series 2004-10, Class 4A1, 6.00%, 9/25/2019	21,931	21,906
RFMSI Series Trust, Series 2006-S12, Class 3A4, 5.75%, 12/25/2036	804,904	757,098
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	60,067	58,877
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-1, Class 1A1, 5.50%, 3/25/2035	297,881	288,197
Total Collateralized Mortgage Obligations (Cost $6,703,716)		6,209,584
Investments	Principal Amount	Value
Asset-Backed Securities 5.9%
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 3.90%, 4/22/2027(g)(h)	$1,000,000	$820,647
Series 2016-1A, Class C, (ICE LIBOR USD 3 Month + 3.85%), 4.99%, 1/18/2029(g)(h)	1,000,000	827,275
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF6, 4.88%, 11/25/2036(j)	46,333	46,849
Midocean Credit CLO VII (Cayman Islands), Series 2017-7A, Class D, (ICE LIBOR USD 3 Month + 3.88%), 5.10%, 7/15/2029(g)(h)	1,000,000	827,656
Mountain View CLO LLC (Cayman Islands), Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 4.78%, 10/16/2029(g)(h)	1,000,000	805,612
New Residential Mortgage LLC, Series 2018-FNT2, Class D, 4.92%, 7/25/2054(g)	773,530	718,799
Progress Residential Trust, Series 2018-SFR3, Class E, 4.87%, 10/17/2035(g)	1,000,000	966,709
Investments	Principal Amount	Value
WhiteHorse X Ltd. (Cayman Islands), Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 4.13%, 4/17/2027(g)(h)	$1,000,000	$835,932
Total Asset-Backed Securities (Cost $6,851,457)		5,849,479
Loan Assignments 1.2%
Commercial Services & Supplies 0.2%
PSC Industrial Holdings Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.50%), 9.73%, 10/11/2025(h)	218,000	167,860
Communications Equipment 0.0%(a)
4L Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.94%, 2/5/2024(h)	31,919	25,561
Energy Equipment & Services 0.1%
Seadrill Operating LP, Term Loan B, (ICE LIBOR USD 3 Month + 6.00%), 7.45%, 2/21/2021(h)	281,492	45,543
Household Durables 0.1%
Traeger Pellet Grills LLC, 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.50%), 9.50%, 9/25/2025(b)(h)	114,000	79,800

See Notes to Consolidated Financial Statements

11

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount	Value
Insurance 0.1%
Confie Seguros Holding, Term Loan, (ICE LIBOR USD 3 Month + 8.50%), 10.08%, 12/30/2024(h)	$140,000	$82,338
Media 0.2%
Deluxe Entertainment Services Group, 1st Lien Term Loan, (ICE LIBOR USD 6 Month + 6.50%), 7.95%, 11/14/2025(h)	130,008	112,153
Deluxe Entertainment Services Group, 2nd Lien Term Loan, (ICE LIBOR USD 6 Month + 8.50%), 9.95%, 11/14/2025(h)	140,530	99,230
		211,383
Oil, Gas & Consumable Fuels 0.5%
McDermott International, Inc., DIP Term Loan, (ICE LIBOR USD 6 Month + 9.00%), 10.65%, 10/21/2020(h)	566,939	534,057
3 Month + 9.00%), 10.04% - 10.65%, 10/21/2020(h)(k) (ICE LIBOR USD	10,545	9,933
		543,990
Specialty Retail 0.0%(a)
Toys R Us Mezzanine Loan, Term Loan, 12.50%, 3/8/2023(b)	1,464	1,302
Investments	Principal Amount	Value
Toys R Us, Term Loan, 8.75%, 3/8/2023(b)	$516	$502
		1,804
Total Loan Assignments (Cost $1,527,546)		1,158,279
	No. of Rights
Rights 0.3%
Biotechnology 0.2%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	11,650
Alder Biopharmaceuticals, Inc., CVR*(b)	35,400	44,250
Ambit Biosciences Corp. (Daichi Sankyo Co. Ltd.), CVR*(b)(f)	70,000	141,750
Clementia Pharmaceuticals, Inc., CVR (Canada)*(b)(f)	3,200	4,320
Tobira Therapeutics, Inc., CVR*(b)(f)	6,900	414
		202,384
Media 0.0%(a)
Media General, Inc., CVR*(b)(f)	76,116	—
Metals & Mining 0.0%(a)
Pan American Silver Corp., CVR (Canada)*	39,600	19,008
Pharmaceuticals 0.1%
Bristol-Myers Squibb Co., CVR*	12,282	55,392
Dova Pharmaceuticals, Inc., CVR (Sweden)*(b)	8,800	4,400
Elanco Animal Health, Inc., CVR*(b)	15,100	151
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(b)(f)	100	—
		59,943
Total Rights (Cost $69,639)		281,335
Investments	No. of Warrants	Value
Warrants 0.2%
Capital Markets 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(f)	1,767	$10,160
Forum Merger II Corp., expiring 9/30/2025*	9,700	2,425
Nebula Acquisition Corp., expiring 1/12/2023*	1,675	688
VectoIQ Acquisition Corp., expiring 6/11/2023*	946	3,898
		17,171
Electronic Equipment, Instruments & Components 0.0%(a)
API Group Corp., expiring 9/7/2027*(b)(f)	9,800	11,368
Energy Equipment & Services 0.0%(a)
US Well Services, Inc., expiring 11/9/2023*	21,837	762
Oil, Gas & Consumable Fuels 0.2%
Southcross Energy Partners LP, expiring 12/31/2029*(b)	303,095	197,012
Total Warrants (Cost $301,766)		226,313
	Principal Amount
Convertible Bonds 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Adesto Technologies Corp., 4.25%, 9/15/2024(g) (Cost $177,650)	$147,000	170,020
Convertible Preferred Stocks 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc., Series B, 6.75%, 6/3/2020(l) (Cost $86,717)	1,900	87,210

See Notes to Consolidated Financial Statements

12

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Preferred Stocks 0.0%(a)
Diversified Telecommunication Services 0.0%(a)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(l) (Cost $35,613)	1,860	$46,500
	Principal Amount
Corporate Bonds 0.0%(a)
Independent Power and Renewable Electricity Producers 0.0%(a)
GenOn Energy, Inc. Escrow, 9.50%, 10/15/2018(b)(f)(m)	$354,000	—
9.88%, 10/15/2020(b)(f)(m)	1,655,000	—
Total Corporate Bonds (Cost $—)		—
	Shares
Short-Term Investments 36.6%
Investment Companies 36.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.21%(d)(n) (Cost $36,606,649)	36,606,650	36,606,650
Total Long Positions (Cost $94,265,118)		89,815,288
Short Positions (4.4)%(O)
Common Stocks (4.4)%
Auto Components (0.1)%
BorgWarner, Inc.	(2,448)	(69,939)
Banks (0.7)%
Canadian Imperial Bank of Commerce (Canada)	(1,720)	(101,919)
HSBC Holdings plc (United Kingdom)	(15,690)	(81,022)
National Bank of Canada (Canada)	(3,225)	(130,070)
Royal Bank of Canada (Canada)	(1,900)	(116,884)
Investments	Shares	Value
Skandinaviska Enskilda Banken AB, Class A (Sweden)	(8,245)	$(67,899)
Svenska Handelsbanken AB, Class A (Sweden)*	(7,165)	(66,320)
Swedbank AB, Class A (Sweden)	(7,070)	(83,602)
United Bankshares, Inc.	(339)	(10,157)
		(657,873)
Biotechnology (0.6)%
AbbVie, Inc.	(7,799)	(641,078)
Building Products (0.1)%
Trex Co., Inc.*	(1,565)	(149,019)
Capital Markets (0.5)%
Charles Schwab Corp. (The)	(3,141)	(118,479)
Franklin Resources, Inc.	(6,355)	(119,728)
Janus Henderson Group plc (United Kingdom)	(6,295)	(112,680)
Morgan Stanley	(3,338)	(131,617)
		(482,504)
Chemicals (0.1)%
International Flavors & Fragrances, Inc.	(580)	(75,997)
Communications Equipment (0.0)%(a)
Comtech Telecommunications Corp.	(216)	(3,998)
Consumer Finance (0.1)%
Credit Acceptance Corp.*	(425)	(132,417)
Diversified Consumer Services (0.3)%
Adtalem Global Education, Inc.*	(4,380)	(139,153)
Grand Canyon Education, Inc.*	(470)	(40,429)
Perdoceo Education Corp.*	(5,385)	(70,005)
Strategic Education, Inc.	(372)	(59,260)
		(308,847)
Electrical Equipment (0.2)%
Acuity Brands, Inc.	(1,830)	(158,460)
Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) (0.1)%
Mid-America A partment Communities, Inc.	(840)$	(94,013)
SL Green Realty Corp.	(595)	(31,564)
		(125,577)
Health Care Equipment & Supplies (0.1)%
Align Technology, Inc.*	(582)	(125,043)
Hotels, Restaurants & Leisure (0.1)%
Eldorado Resorts, Inc.*	(4,520)	(96,909)
Household Durables (0.2)%
Lennar Corp., Class A	(4,028)	(201,682)
Industrial Conglomerates (0.2)%
3M Co.	(985)	(149,641)
Insurance (0.2)%
Athene Holding Ltd., Class A*	(3,740)	(100,980)
Fidelity National Financial, Inc.	(142)	(3,841)
Trupanion, Inc.*	(4,050)	(121,136)
		(225,957)
IT Services (0.1)%
Square, Inc., Class A*	(1,790)	(116,601)
Machinery (0.1)%
Cummins, Inc.	(780)	(127,530)
Media (0.1)%
Omnicom Group, Inc.	(1,824)	(104,023)
Multiline Retail (0.1)%
Canadian Tire Corp. Ltd., Class A (Canada)	(1,870)	(131,214)
Oil, Gas & Consumable Fuels (0.2)%
Exxon Mobil Corp.	(3,575)	(166,130)
Wireless Telecommunication Services (0.2)%
SoftBank Group Corp., ADR (Japan)	(7,835)	(166,024)
Total Common Stocks (Proceeds $(4,730,667))		(4,416,463)

See Notes to Consolidated Financial Statements

13

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value
Master Limited Partnerships (0.0)%(a)
Independent Power and Renewable Electricity Producers (0.0)%(a)
Brookfield Renewable Partners LP (Canada) (Cost $(15,445))	(286)	$(13,411)
Total Short Positions (Proceeds $(4,746,112))		(4,429,874)
Total Investments 85.5% (Cost $89,519,006)		85,385,414
Other Assets Less Liabilities 14.5%(p)		14,560,652
Net Assets 100.0%		$99,946,066

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Value determined using significant unobservable inputs.

(c)  All or a portion of this security is pledged with the custodian for securities sold short and/or options written.

(d)  All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of $40,507,661.

(e)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At April 30, 2020, the total value of these securities amounted to $876,180, which represents 0.9% of net assets of the Fund.

(f)  Security fair valued as of April 30, 2020, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020, amounted to $168,347, which represents 0.2% of net assets of the Fund.

(g)  Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2020, these securities amounted to $13,070,730 of long positions, which represents 13.1% of net assets of the Fund.

(h)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2020, and changes periodically.

(i)  Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2020.

(j)  Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of April 30, 2020.

(k)  The stated interest rates represent the range of rates at April 30, 2020 of the underlying contracts within the Loan Assignment.

(l)  Perpetual security. The rate reflected was the rate in effect on April 30, 2020. The maturity date reflects the next call date.

See Notes to Consolidated Financial Statements

14

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(m)  Defaulted security.

(n)  Represents 7-day effective yield as of April 30, 2020.

(o)  At April 30, 2020, the Fund had $4,896,390 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(p)  Includes the impact of the Fund's open positions in derivatives at April 30, 2020.

Abbreviations

ADR  American Depositary Receipt

CLO  Collateralized Loan Obligations

CVR  Contingent Value Rights

DIP  Debtor-in-Possession

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

GDR  Global Depositary Receipt

ICE  Intercontinental Exchange

LIBOR  London Interbank Offered Rate

PJSC  Public Joint Stock Company

SA  Société Anonyme

USD  United States Dollar

Derivative Instruments

Futures contracts ("futures")

At April 30, 2020, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Milling Wheat No. 2	1	5/2020	$10,726	$(108)
SGX FTSE China A50 Index	1	5/2020	13,428	144
100 oz Gold	2	6/2020	338,840	13,876
Australia 10 Year Bond	4	6/2020	387,989	(2,924)
Australia 3 Year Bond	26	6/2020	1,985,281	2,316
Canada 10 Year Bond	3	6/2020	321,973	12,321
Canada 10 Year Bond	9	6/2020	965,918	13,326
Euro-Bobl	9	6/2020	1,340,827	6,287
Euro-Bund	2	6/2020	382,298	2,834
Euro-Buxl	1	6/2020	240,210	(2,848)
Euro-OAT	1	6/2020	185,012	2,127
Euro-Schatz	24	6/2020	2,953,403	3,136
Foreign Exchange CHF/USD	1	6/2020	129,588	1,770
Foreign Exchange JPY/USD	35	6/2020	4,083,187	34,777
Foreign Exchange USD/SEK	1	6/2020	99,926	3,103
Long Gilt	1	6/2020	173,433	961

See Notes to Consolidated Financial Statements

15

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Gilt	5	6/2020	$867,166	$6,512
Palladium	1	6/2020	195,600	(63,312)
U.S. Treasury 2 Year Note	8	6/2020	1,763,438	209
U.S. Treasury 5 Year Note	11	6/2020	1,380,328	5,065
U.S. Treasury 10 Year Note	2	6/2020	278,125	12,996
U.S. Treasury 10 Year Note	6	6/2020	834,375	1,352
U.S. Treasury Long Bond	2	6/2020	362,063	19,067
U.S. Treasury Ultra Bond	2	6/2020	449,563	29,497
FCOJ-A	1	7/2020	16,688	728
Milling Wheat No. 2	4	9/2020	40,437	(1,319)
3 Month Canadian Bankers Acceptance	11	12/2020	1,964,286	187
3 Month Sterling	61	12/2020	9,577,277	5,425
3 Month Canadian Bankers Acceptance	13	3/2021	2,321,545	(64)
3 Month Euro Euribor	1	3/2021	275,236	13
3 Month Sterling	82	3/2021	12,879,537	6,702
3 Month Euro Euribor	9	9/2021	2,477,498	746
3 Month Eurodollar	14	9/2021	3,490,900	1,200
3 Month Sterling	86	9/2021	13,506,453	10,249
3 Month Eurodollar	23	3/2022	5,733,900	3,322
3 Month Sterling	92	3/2022	14,446,591	9,821
3 Month Euro Euribor	6	9/2022	1,651,090	720
3 Month Eurodollar	29	9/2022	7,226,075	5,286
3 Month Sterling	59	9/2022	9,260,946	8,978
3 Month Eurodollar	24	9/2023	5,972,100	4,433
Total Long Contracts			$110,583,256	$158,911
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Amsterdam Exchange Index	(1)	5/2020	$(112,105)	$(1,383)
Brent Crude Oil	(4)	5/2020	(105,920)	16,055
Low Sulphur Gasoil	(2)	5/2020	(47,350)	12,748
MSCI Singapore Index	(6)	5/2020	(126,880)	(3,895)
Natural Gas	(9)	5/2020	(175,410)	(9,718)
NY Harbor ULSD	(2)	5/2020	(69,980)	(7,736)
OMXS30 Index	(4)	5/2020	(64,701)	(2,957)
RBOB Gasoline	(1)	5/2020	(32,915)	(4,433)
WTI Crude Oil	(2)	5/2020	(37,680)	40,185
Brent Crude Oil	(1)	6/2020	(28,310)	6,169
EURO STOXX 50 Index	(19)	6/2020	(601,107)	1,246
EURO STOXX 50 Index	(7)	6/2020	(221,460)	(18,700)
Euro-BTP	(1)	6/2020	(151,885)	3,770

See Notes to Consolidated Financial Statements

16

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Foreign Exchange AUD/USD	(74)	6/2020	$(4,827,020)	$(73,007)
Foreign Exchange CAD/USD	(11)	6/2020	(790,075)	(5,629)
Foreign Exchange EUR/USD	(26)	6/2020	(3,562,650)	46,696
Foreign Exchange GBP/USD	(7)	6/2020	(551,338)	(5,083)
Foreign Exchange MXN/USD	(7)	6/2020	(144,655)	(1,662)
Foreign Exchange NZD/USD	(1)	6/2020	(61,390)	1,679
Foreign Exchange ZAR/USD	(15)	6/2020	(403,313)	31,680
FTSE 100 Index	(2)	6/2020	(148,243)	(12,681)
Lean Hogs	(1)	6/2020	(23,580)	(2,323)
Live Cattle	(1)	6/2020	(34,380)	4,428
Low Sulphur Gasoil	(2)	6/2020	(50,950)	(6,552)
MSCI Emerging Markets E-Mini Index	(2)	6/2020	(90,590)	(1,479)
Nikkei 225 Index	(5)	6/2020	(93,463)	(4,126)
S&P 500 E-Mini Index	(6)	6/2020	(870,720)	(124,619)
SPI 200 Index	(1)	6/2020	(90,254)	(2,901)
Sugar No. 11	(6)	6/2020	(69,686)	(1,405)
TOPIX Index	(1)	6/2020	(135,489)	(4,801)
Brent Crude Oil	(1)	7/2020	(29,780)	(251)
Canola	(19)	7/2020	(127,053)	54
Cocoa	(1)	7/2020	(24,140)	(1,603)
Copper	(2)	7/2020	(117,200)	(5,441)
Corn	(8)	7/2020	(128,000)	5,955
Cotton No. 2	(2)	7/2020	(57,330)	(4,460)
Robusta Coffee	(6)	7/2020	(71,640)	609
Soybean	(5)	7/2020	(213,813)	262
Soybean Meal	(4)	7/2020	(118,040)	(110)
Soybean Oil	(6)	7/2020	(95,760)	1,797
WTI Crude Oil	(3)	11/2020	(88,860)	13,904
Total Short Contracts			$(14,795,115)	$(119,718)
Total Futures				$39,193

For the six months ended April 30, 2020, the average notional value of futures for the Fund was $66,973,805 for long positions and $(26,418,078) for short positions. At April 30, 2020, the Fund had $1,208,042 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At April 30, 2020, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	202,000	USD	142,440	JPMorgan Chase Bank, NA	6/11/2020	$2,688
EUR	60,000	USD	65,546	JPMorgan Chase Bank, NA	6/11/2020	256
GBP	31,600	USD	38,500	JPMorgan Chase Bank, NA	6/11/2020	1,307

See Notes to Consolidated Financial Statements

17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
SEK	1,032,000	USD	103,070	JPMorgan Chase Bank, NA	6/11/2020	$2,753
USD	93,227	CAD	129,000	JPMorgan Chase Bank, NA	6/11/2020	545
USD	115,180	EUR	102,500	JPMorgan Chase Bank, NA	6/11/2020	2,769
USD	65,816	GBP	51,000	JPMorgan Chase Bank, NA	6/11/2020	1,571
USD	44,285	SEK	425,000	JPMorgan Chase Bank, NA	6/11/2020	705
AUD	30,000	JPY	1,930,777	JPMorgan Chase Bank, NA	6/17/2020	1,548
AUD	1,380,000	JPY	91,497,004	Societe Generale	6/17/2020	46,235
AUD	2,900,000	USD	1,799,857	Societe Generale	6/17/2020	90,184
BRL**	480,000	USD	84,745	Societe Generale	6/17/2020	3,221
CAD	1,390,000	USD	980,256	Societe Generale	6/17/2020	18,430
CHF	600,000	USD	621,333	Societe Generale	6/17/2020	1,060
CLP**	353,170,000	USD	413,988	Societe Generale	6/17/2020	9,516
EUR	863,112	PLN	3,820,000	Societe Generale	6/17/2020	26,221
EUR	680,000	TRY	4,967,493	Societe Generale	6/17/2020	42,947
EUR	800,000	USD	873,598	Societe Generale	6/17/2020	3,879
GBP	190,000	USD	231,488	Societe Generale	6/17/2020	7,864
HUF	78,750,000	USD	241,178	Societe Generale	6/17/2020	3,482
ILS	1,180,000	USD	332,032	Societe Generale	6/17/2020	6,917
INR**	70,130,000	USD	905,237	Societe Generale	6/17/2020	18,900
JPY	56,739,998	USD	527,001	Societe Generale	6/17/2020	2,074
KRW**	707,290,000	USD	568,081	Societe Generale	6/17/2020	14,542
MXN	2,900,000	USD	117,189	Societe Generale	6/17/2020	2,265
NOK	3,190,000	USD	294,814	Societe Generale	6/17/2020	16,635
NZD	10,000	USD	5,976	JPMorgan Chase Bank, NA	6/17/2020	156
NZD	1,260,000	USD	753,528	Societe Generale	6/17/2020	19,185
PHP**	1,140,000	USD	22,508	JPMorgan Chase Bank, NA	6/17/2020	22
PHP**	73,330,000	USD	1,435,293	Societe Generale	6/17/2020	13,973
PLN	940,000	EUR	204,710	Societe Generale	6/17/2020	1,969
PLN	510,000	USD	121,490	Societe Generale	6/17/2020	1,401
SEK	4,180,000	USD	417,442	Societe Generale	6/17/2020	11,209
SGD	2,870,000	USD	2,011,799	Societe Generale	6/17/2020	23,834
THB	17,010,000	USD	521,558	Societe Generale	6/17/2020	4,185
TRY	50,000	USD	7,049	Societe Generale	6/17/2020	26
USD	52,149	AUD	80,000	Societe Generale	6/17/2020	9
USD	815,781	BRL**	3,960,000	Societe Generale	6/17/2020	90,067
USD	1,179,697	CAD	1,620,000	Societe Generale	6/17/2020	15,762
USD	830,164	CHF	790,000	Societe Generale	6/17/2020	10,678
USD	832,249	EUR	750,000	Societe Generale	6/17/2020	9,614
USD	101,890	GBP	80,000	Societe Generale	6/17/2020	1,110
USD	241,840	HUF	74,810,001	Societe Generale	6/17/2020	9,420
USD	1,124,466	INR**	84,330,000	Societe Generale	6/17/2020	13,212
USD	507,198	JPY	53,780,001	Societe Generale	6/17/2020	5,721
USD	551,159	KRW**	659,910,000	Societe Generale	6/17/2020	7,564
USD	236,606	MXN	5,370,000	Societe Generale	6/17/2020	15,409
See Notes to Consolidated Financial Statements

18

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	833,200	NOK	8,010,000	Societe Generale	6/17/2020	$51,163
USD	909,381	NZD	1,450,000	Societe Generale	6/17/2020	20,148
USD	712,319	PLN	2,810,000	Societe Generale	6/17/2020	35,217
USD	312,275	SEK	3,030,000	Societe Generale	6/17/2020	1,555
USD	2,075,508	SGD	2,890,000	Societe Generale	6/17/2020	25,691
USD	917,608	THB	28,900,000	Societe Generale	6/17/2020	24,373
USD	7,140	TRY	50,000	JPMorgan Chase Bank, NA	6/17/2020	65
USD	826,923	TRY	5,320,000	Societe Generale	6/17/2020	74,138
USD	461,647	ZAR	7,820,000	Societe Generale	6/17/2020	41,716
ZAR	1,190,000	USD	62,623	Societe Generale	6/17/2020	1,279
CAD	119,498	USD	85,060	JPMorgan Chase Bank, NA	6/30/2020	801
USD	20,170	CAD	28,013	JPMorgan Chase Bank, NA	6/30/2020	43
Total unrealized appreciation						$859,229
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	48,092	CHF	46,533	JPMorgan Chase Bank, NA	5/15/2020	$(130)
USD	2,872,117	EUR	2,642,777	JPMorgan Chase Bank, NA	5/15/2020	(24,553)
USD	310,564	GBP	249,002	JPMorgan Chase Bank, NA	5/15/2020	(3,065)
USD	482,892	HKD	3,745,133	JPMorgan Chase Bank, NA	5/15/2020	(126)
USD	35,069	SEK	352,416	JPMorgan Chase Bank, NA	5/15/2020	(1,059)
CAD	877,000	USD	648,723	JPMorgan Chase Bank, NA	6/11/2020	(18,631)
EUR	146,000	USD	163,205	JPMorgan Chase Bank, NA	6/11/2020	(3,087)
GBP	240,900	USD	311,587	JPMorgan Chase Bank, NA	6/11/2020	(8,126)
SEK	1,923,000	USD	203,793	JPMorgan Chase Bank, NA	6/11/2020	(6,606)
USD	192,378	CAD	273,000	JPMorgan Chase Bank, NA	6/11/2020	(3,761)
USD	111,846	EUR	103,000	JPMorgan Chase Bank, NA	6/11/2020	(1,114)
USD	191,495	GBP	154,500	JPMorgan Chase Bank, NA	6/11/2020	(3,129)
USD	37,162	SEK	375,000	JPMorgan Chase Bank, NA	6/11/2020	(1,291)
AUD	70,000	USD	45,768	Societe Generale	6/17/2020	(147)
BRL**	2,530,000	USD	499,893	Societe Generale	6/17/2020	(36,244)
CAD	540,000	USD	390,055	Societe Generale	6/17/2020	(2,079)
CHF	1,890,000	USD	2,008,619	Societe Generale	6/17/2020	(48,078)
CLP**	19,180,000	USD	23,017	Societe Generale	6/17/2020	(18)
EUR	528,667	PLN	2,420,000	Societe Generale	6/17/2020	(3,266)
EUR	20,000	TRY	155,908	Societe Generale	6/17/2020	(124)
EUR	1,090,000	USD	1,222,420	Societe Generale	6/17/2020	(26,857)
GBP	150,000	USD	192,637	Societe Generale	6/17/2020	(3,675)
HUF	8,600,000	USD	27,499	Societe Generale	6/17/2020	(780)
INR**	19,970,000	USD	264,109	Societe Generale	6/17/2020	(955)
JPY	110,638,999	AUD	1,660,000	Societe Generale	6/17/2020	(50,230)
JPY	155,430,000	USD	1,480,410	Societe Generale	6/17/2020	(31,095)
KRW**	53,060,000	USD	44,064	Societe Generale	6/17/2020	(356)
MXN	820,000	USD	34,874	Societe Generale	6/17/2020	(1,098)

See Notes to Consolidated Financial Statements

19

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
NOK	5,140,000	USD	513,254	Societe Generale	6/17/2020	$(11,422)
NZD	330,000	USD	205,788	Societe Generale	6/17/2020	(3,410)
PHP**	1,470,000	USD	29,126	JPMorgan Chase Bank, NA	6/17/2020	(73)
PLN	2,570,000	EUR	568,977	Societe Generale	6/17/2020	(4,806)
PLN	2,200,000	USD	572,990	Societe Generale	6/17/2020	(42,873)
SEK	900,000	USD	95,223	JPMorgan Chase Bank, NA	6/17/2020	(2,930)
SEK	110,000	USD	11,376	Societe Generale	6/17/2020	(95)
SGD	870,000	USD	619,038	Societe Generale	6/17/2020	(1,965)
THB	11,470,000	USD	358,248	Societe Generale	6/17/2020	(3,735)
TRY	228,871	EUR	30,000	JPMorgan Chase Bank, NA	6/17/2020	(520)
TRY	3,202,286	EUR	440,000	Societe Generale	6/17/2020	(29,485)
TRY	4,290,000	USD	645,963	Societe Generale	6/17/2020	(38,925)
USD	2,029,099	AUD	3,190,000	Societe Generale	6/17/2020	(49,946)
USD	7,330	BRL**	40,000	Societe Generale	6/17/2020	(1)
USD	7,056	CAD	10,000	JPMorgan Chase Bank, NA	6/17/2020	(129)
USD	944,841	CAD	1,340,000	Societe Generale	6/17/2020	(17,921)
USD	1,715,292	CHF	1,670,000	Societe Generale	6/17/2020	(17,038)
USD	547,397	CLP**	458,870,000	Societe Generale	6/17/2020	(2,857)
USD	1,791,474	EUR	1,650,000	Societe Generale	6/17/2020	(18,321)
USD	695,887	GBP	570,000	Societe Generale	6/17/2020	(22,163)
USD	398,373	HUF	131,140,006	Societe Generale	6/17/2020	(9,054)
USD	360,120	ILS	1,310,000	Societe Generale	6/17/2020	(16,171)
USD	301,546	INR**	23,380,000	Societe Generale	6/17/2020	(6,543)
USD	877,053	JPY	95,919,999	Societe Generale	6/17/2020	(17,357)
USD	163,198	KRW**	201,210,000	Societe Generale	6/17/2020	(2,547)
USD	138,293	MXN	3,410,000	Societe Generale	6/17/2020	(2,168)
USD	298,203	NOK	3,140,000	Societe Generale	6/17/2020	(8,364)
USD	456,607	NZD	770,000	Societe Generale	6/17/2020	(15,608)
USD	1,065,179	PHP**	55,700,000	Societe Generale	6/17/2020	(35,656)
USD	362,599	PLN	1,520,000	Societe Generale	6/17/2020	(3,663)
USD	578,269	SEK	5,820,000	Societe Generale	6/17/2020	(18,560)
USD	1,136,890	SGD	1,630,000	Societe Generale	6/17/2020	(19,233)
USD	235,512	THB	7,730,000	Societe Generale	6/17/2020	(3,404)
USD	6,873	ZAR	130,000	Societe Generale	6/17/2020	(108)
ZAR	4,020,000	USD	229,937	Societe Generale	6/17/2020	(14,065)
USD	321,249	CAD	452,563	JPMorgan Chase Bank, NA	6/30/2020	(3,923)
Total unrealized depreciation						$(724,719)
Net unrealized appreciation						$134,510

**  Non-deliverable forward.

For the six months ended April 30, 2020, the Fund's investments in forward contracts had an average notional value of $3,440,748.

See Notes to Consolidated Financial Statements

20

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Credit default swap contracts ("credit default swaps")

At April 30, 2020, the Fund had outstanding credit default swaps as follows:

Over the counter credit default swaps — Buy protection

Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
American Axle & Manufacturing, Inc., Senior Securities	5.00%	3M	JPM	6/20/2024	USD	200,000	$(3,989)	$36,323	$(1,167)	$31,167

For the six months ended April 30, 2020, the average notional value of credit default swaps for the Fund was $1,128,571 for buy protection.

Equity swap contracts ("equity swaps")

At April 30, 2020, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)		Spread		Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	Amundi SA	EUR	295,304	12/9/2020	0.21%		0.60%		1M EURIBOR	T/1M	$13,553	$13,553
MS	Anima Holding SpA	EUR	363,760	12/9/2020	0.21%		0.60%		1M EURIBOR	T/1M	31,291	31,291
MS	Aspen Pharmacare Holdings Ltd.	USD	12,004	12/9/2020	1.61%		0.80%		1M USD LIBOR	T/1M	(3,953)	(3,953)
JPM	Atrium European Real Estate Ltd.	EUR	51,023	7/27/2020	0.01 0.26%	% -	0.40 0.65%	% -	1M EURIBOR	T/1M	(25,329)	(25,329)
MS	Barclays plc	GBP	30,888	12/2/2020	0.86%		0.60%		1M GBP LIBOR	T/1M	(16,035)	(16,035)
MS	BNP Paribas SA	EUR	52,332	12/9/2020	0.21%		0.60%		1M EURIBOR	T/1M	(25,050)	(25,050)
JPM	Bolsas y Mercados Espanoles SHMSF SA	EUR	66,460	11/20/2020	0.26%		0.65%		1M EURIBOR	T/1M	(313)	(313)
MS	Brenntag AG	EUR	107,547	12/9/2020	0.21%		0.60%		1M EURIBOR	T/1M	(21,825)	(21,825)
JPM	Broadcom, Inc.	USD	330,833	2/16/2021	1.21%		0.40%		1M USD LIBOR	T/1M	(40,662)	(40,662)
MS	Bureau Veritas SA	EUR	90,154	12/9/2020	0.21%		0.60%		1M EURIBOR	T/1M	(8,991)	(8,991)
JPM	Caltex Australia Ltd.	AUD	43,610	1/25/2021	0.79%		0.65%		1M AUD BBSW	T/1M	(11,000)	(11,000)

See Notes to Consolidated Financial Statements

21

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Carlisle Cos., Inc.	USD	300,344	4/8/2021	1.21%	0.40%	1M USD LIBOR	T/1M	$5,306	$5,306
JPM	Charles Schwab Corp. (The)	USD	301,798	4/6/2021	1.21%	0.40%	1M USD LIBOR	T/1M	26,859	26,859
JPM	Clarivate Analytics plc	USD	619,334	12/17/2020	1.21%	0.40%	1M USD LIBOR	T/1M	136,265	136,265
MS	Croda International plc	GBP	65,858	12/2/2020	0.86%	0.60%	1MGBP LIBOR	T/1M	4,191	4,191
MS	Danone SA	EUR	493,238	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(89,776)	(89,776)
JPM	DP World plc	USD	103,935	3/10/2021	1.81%	1.00%	1M USD LIBOR	T/1M	(1,674)	(1,674)
MS	Elis SA	EUR	44,601	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(19,049)	(19,049)
MS	Eurofins Scientific SE	EUR	425,210	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	91,647	91,647
JPM	Fair Isaac Corp.	USD	298,940	4/6/2021	1.21%	0.40%	1M USD LIBOR	T/1M	45,579	45,579
JPM	Faurecia SE	EUR	20,233	11/5/2020	0.26%	0.65%	1M EURIBOR	T/1M	(3,484)	(3,484)
JPM	Fiat Chrysler Automobiles NV	EUR	122,452	11/5/2020	0.26%	0.65%	1M EURIBOR	T/1M	(42,662)	(42,662)
MS	Gerresheimer AG	EUR	79,261	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	8,234	8,234
JPM	GrandVision NV	EUR	191,979	8/3/2020	0.26%	0.65%	1M EURIBOR	T/1M	(21,112)	(21,112)
MS	HeidelbergCement AG	EUR	108,624	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(62,665)	(62,665)
MS	Hermes International	EUR	26,712	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	4,454	4,454
MS	Hypera SA	USD	22,947	12/7/2020	1.46%	0.65%	1M USD LIBOR	T/1M	(10,619)	(10,619)
MS	Iliad SA	EUR	74,392	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	9,742	9,742
JPM	Ingenico Group SA	EUR	87,172	2/5/2021	0.26%	0.65%	1M EURIBOR	T/1M	(17,707)	(17,707)
JPM	Isra Vision AG	EUR	23,104	3/23/2021	0.26%	0.65%	1M EURIBOR	T/1M	1,442	1,442
MS	ITV plc	GBP	61,970	12/2/2020	0.86%	0.60%	1M GBP LIBOR	T/1M	(32,058)	(32,058)
MS	Kering SA	EUR	139,901	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	1,476	1,476
MS	LafargeHolcim Ltd. (Registered)	CHF	123,724	12/9/2020	(0.13)%	0.60%	1MCHF LIBOR	T/1M	(27,219)	(27,219)
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	29,958	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(3,185)	(3,185)
JPM	Microsoft Corp.	USD	605,551	12/17/2020	1.21%	0.40%	1M USD LIBOR	T/1M	102,256	102,256
MS	Migros Ticaret A/S	USD	6,271	9/15/2020	2.21%	1.40%	1M USD LIBOR	T/1M	953	953
MS	NAVER Corp.	USD	54,301	11/16/2020	2.21%	1.40%	1M USD LIBOR	T/1M	6,976	6,976
JPM	OSRAM Licht AG	EUR	8,073	7/9/2020	0.26%	0.65%	1M EURIBOR	T/1M	(318)	(318)
JPM	Partner Communications Co. Ltd.	ILS	98,988	2/5/2021	1.80%	0.85%	1M ILS LIBOR	T/1M	(2,219)	(2,219)

See Notes to Consolidated Financial Statements

22

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Primo Water Corp.	USD	606,335	2/16/2021	1.21%	0.40%	1M USD LIBOR	T/1M	$(139,917)	$(139,917)
MS	Publicis Groupe SA	EUR	31,606	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(27,377)	(27,377)
JPM	QIAGEN NV	EUR	263,226	3/5/2021	0.26%	0.65%	1M EURIBOR	T/1M	9,189	9,189
JPM	Redde Northgate plc	GBP	5,602	2/24/2021	0.66%	0.40%	1M GBP LIBOR	T/1M	(5,054)	(5,054)
JPM	RIB Software SE	EUR	198,868	2/17/2021	0.26%	0.65%	1M EURIBOR	T/1M	5,022	5,022
MS	Ryanair Holdings plc	EUR	47,247	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	7,661	7,661
MS	Smith & Nephew plc	GBP	38,670	12/2/2020	0.86%	0.60%	1MGBP LIBOR	T/1M	5,698	5,698
MS	Societe Generale SA	EUR	29,661	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(19,253)	(19,253)
JPM	Spire Healthcare Group plc	GBP	7,020	11/23/2020	0.66%	0.40%	1M GBP LIBOR	T/1M	(1,975)	(1,975)
MS	Stroeer SE & Co. KGaA	EUR	49,925	12/9/2020	0.21%	0.60%	1M EURIBOR	T/1M	(1,103)	(1,103)
JPM	Visa, Inc.	USD	309,722	3/26/2021	1.21%	0.40%	1M USD LIBOR	T/1M	32,403	32,403
JPM	Walt Disney Co. (The)	USD	399,398	4/16/2021	1.21%	0.40%	1M USD LIBOR	T/1M	7,960	7,960
Total Long Positions of equity swaps									$(123,427)	$(123,427)

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Acuity Brands, Inc.	USD	(92,738)	6/15/2020	0.41%	(0.40)%	1M USD LIBOR	1M/T	$40,044	$40,044
MS	Air Liquide SA	EUR	(100,427)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	10,509	10,509
MS	Allianz SE (Registered)	EUR	(86,804)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	30,628	30,628
MS	Anheuser-Busch InBev SA/NV	EUR	(38,027)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	33,055	33,055
JPM	AT&T, Inc.	USD	(337,638)	2/24/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	34,460	34,460
MS	AXA SA	EUR	(37,980)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	24,306	24,306
MS	Banco Bilbao Vizcaya Argentaria SA	EUR	(13,692)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	10,924	10,924
MS	Banco Santander SA	EUR	(29,159)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	27,849	27,849

See Notes to Consolidated Financial Statements

23

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)		Spread		Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	BASF SE	EUR	(49,299)	12/9/2020	(0.80)%		(0.35)%		1D EONIA	1M/T	$24,939	$24,939
MS	Bayerische Motoren Werke AG	EUR	(33,781)	12/9/2020	(0.80)%		(0.35)%		1D EONIA	1M/T	13,990	13,990
JPM	Belden, Inc.	USD	(211,773)	10/16/2020	0.41%		(0.40)%		1M USD LIBOR	1M/T	40,398	40,398
JPM	Bloom Energy Corp.	USD	(34,469)	11/18/2020	(17.34 0.41%	)% -	(18.15 (0.40)%	)% -	1M USD LIBOR	1M/T	2,722	2,722
MS	Bunzl plc	GBP	(66,301)	12/2/2020	0.37%		(0.30)%		1D SONIA	1M/T	18,681	18,681
JPM	Canadian Tire Corp. Ltd.	CAD	(234,408)	9/18/2020	0.21%		(0.40)%		1M CDOR	1M/T	77,481	77,481
JPM	Capri Holdings Ltd.	USD	(184,922)	3/24/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(41,203)	(41,203)
JPM	Carlyle Group, Inc. (The)	USD	(82,204)	3/18/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(17,405)	(17,405)
JPM	Cerence, Inc.	USD	(150,342)	3/16/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(35,222)	(35,222)
JPM	Chefs' Warehouse, Inc. (The)	USD	(85,001)	3/29/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(24,670)	(24,670)
JPM	Choice Hotels International, Inc.	USD	(42,103)	3/22/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(14,224)	(14,224)
MS	Colruyt SA	EUR	(282,167)	12/9/2020	(0.85)%		(0.40)%		1D EONIA	1M/T	64,196	64,196
JPM	CyberArk Software Ltd.	USD	(90,760)	3/16/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(12,862)	(12,862)
MS	Daimler AG (Registered)	EUR	(37,117)	12/9/2020	(0.80)%		(0.35)%		1D EONIA	1M/T	24,406	24,406
MS	Deutsche Post AG (Registered)	EUR	(50,418)	12/9/2020	(0.80)%		(0.35)%		1D EONIA	1M/T	14,710	14,710
MS	Deutsche Telekom AG (Registered)	EUR	(79,284)	12/9/2020	(0.80)%		(0.35)%		1D EONIA	1M/T	12,354	12,354
MS	Diageo plc	GBP	(84,480)	12/2/2020	0.37%		(0.30)%		1D SONIA	1M/T	25,615	25,615
MS	Elisa OYJ	EUR	(56,549)	12/9/2020	(0.85)%		(0.40)%		1D EONIA	1M/T	(7,239)	(7,239)
MS	Enel SpA	EUR	(49,190)	12/9/2020	(0.85)%		(0.40)%		1D EONIA	1M/T	8,775	8,775
MS	Engie SA	EUR	(40,270)	12/9/2020	(0.80)%		(0.35)%		1D EONIA	1M/T	21,974	21,974
JPM	Fidelity National Information Services, Inc.	USD	(157,740)	3/16/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	(23,830)	(23,830)
JPM	Flutter Entertainment plc	USD	(448,225)	10/5/2020	0.36 0.41%	% -	(0.45 (0.40)%	)% -	1M USD LIBOR	1M/T	(102,537)	(102,537)
JPM	Fox Corp.	USD	(146,114)	1/21/2021	0.41%		(0.40)%		1M USD LIBOR	1M/T	48,876	48,876

See Notes to Consolidated Financial Statements

24

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	Givaudan SA (Registered)	CHF	(171,349)	12/9/2020	(1.01)%	(0.35)%	1D SARON	1M/T	$(30,921)	$(30,921)
MS	GlaxoSmithKline plc	GBP	(50,129)	12/2/2020	0.37%	(0.30)%	1D SONIA	1M/T	(3,979)	(3,979)
JPM	Grifols SA	USD	(309,057)	4/14/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(18,139)	(18,139)
JPM	Guidewire LIBOR LIBOR	USD	(158,879)	3/23/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(19,625)	(19,625)
JPM	Hanesbrands, Inc.	USD	(100,662)	1/25/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	6,666	6,666
MS	Hannover Rueck SE	EUR	(64,165)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	10,558	10,558
MS	Hennes & Mauritz AB	SEK	(815,429)	10/19/2020	(0.18)%	(0.40)%	1W STIBOR	1M/T	31,690	31,690
JPM	Hershey	USD	(92,039)	9/25/2020 Co. (The)	0.41%	(0.40)%	1M USD	1M/T	8,395 LIBOR	8,395
JPM	Integer Holdings Corp.	USD	(212,137)	3/17/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(19,251)	(19,251)
MS	Intesa Sanpaolo SpA	EUR	(18,529)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	14,373	14,373
JPM	Iron Mountain, Inc.	USD	(118,313)	2/8/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	39,487	39,487
MS	Koninklijke Ahold Delhaize NV	EUR	(159,308)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(15,092)	(15,092)
MS	Koninklijke Philips NV	EUR	(58,421)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	7,343	7,343
JPM	Kroger Co. (The)	USD	(142,909)	3/30/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(18,039)	(18,039)
JPM	Landstar System, Inc.	USD	(154,965)	4/27/2020	0.41%	(0.40)%	1M USD LIBOR	1M/T	(2,340)	(2,340)
MS	L'Oreal SA	EUR	(229,750)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(2,411)	(2,411)
MS	Marks & Spencer Group plc	GBP	(14,416)	12/2/2020	0.37%	(0.30)%	1D SONIA	1M/T	26,397	26,397
MS	Merck & Co., Inc.	USD	(48,080)	12/10/2020	(0.31)%	(0.35)%	1D FEDEF	1M/T	509	509
JPM	Merit Medical Systems, Inc.	USD	(127,277)	3/3/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(17,707)	(17,707)
JPM	Middleby Corp. (The)	USD	(50,011)	3/15/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(4,272)	(4,272)
JPM	Murphy USA, Inc.	USD	(122,606)	1/29/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(10,903)	(10,903)

See Notes to Consolidated Financial Statements

25

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)		Spread		Reference Rate		Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	National Bank of Canada	CAD	(258,244)	3/11/2021	0.21%		(0.40)%		1M CDOR		1M/T	$4,831	$4,831
MS	Nestle SA (Registered)	CHF	(156,722)	12/9/2020	(1.01)%		(0.35)%		1D SARON		1M/T	7,446	7,446
MS	Next plc	GBP	(25,662)	12/2/2020	0.37%		(0.30)%		1D SONIA		1M/T	7,451	7,451
MS	NIKE, Inc.	USD	(51,175)	12/10/2020	(0.31)%		(0.35)%		1D FEDEF		1M/T	(1,867)	(1,867)
MS	Nokia OYJ	EUR	(27,460)	12/9/2020	(0.85)%		(0.40)%		1D EONIA		1M/T	19	19
JPM	Omnicell, Inc.	USD	(253,109)	3/15/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(12,476)	(12,476)
JPM	Omnicom Group, Inc.	USD	(114,573)	1/29/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	42,473	42,473
JPM	Oxford Industries, Inc.	USD	(131,210)	3/15/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(16,533)	(16,533)
JPM	PACCAR, Inc.	USD	(251,582)	3/29/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(37,249)	(37,249)
JPM	Pearson plc	GBP	(87,780)	8/24/2020	(0.14)%		(0.40)%		1M GBP LIBOR		1M/T	79,117	79,117
JPM	Peugeot SA	EUR	(114,537)	11/5/2020	(1.39 (0.79)%	)% -	(1.00 (0.40)%	)% -	1M EURIBOR		1M/T	33,485	33,485
MS	Pfizer, Inc.	USD	(39,856)	12/10/2020	(0.31)%		(0.35)%		1 FEDEF	D	1M/T	2,575	2,575
JPM	PRA Group, Inc.	USD	(164,665)	3/24/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(13,319)	(13,319)
JPM	Proto Labs, Inc.	USD	(257,937)	2/10/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(12,158)	(12,158)
JPM	Qualys, Inc.	USD	(173,871)	1/11/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(33,804)	(33,804)
MS	Roche Holding AG	CHF	(47,969)	12/9/2020	(1.01)%		(0.35)%		1D SARON		1M/T	(10,212)	(10,212)
JPM	Rockwell Automation, Inc.	USD	(75,792)	5/29/2020	0.41%		(0.40)%		1M USD LIBOR		1M/T	(8,824)	(8,824)
JPM	Roku, Inc.	USD	(126,928)	4/15/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(30,705)	(30,705)
MS	Sanofi	EUR	(118,979)	12/9/2020	(0.80)%		(0.35)%		1D EONIA		1M/T	2,805	2,805
MS	Schneider Electric SE	EUR	(60,008)	12/9/2020	(0.80)%		(0.35)%		1D EONIA		1M/T	7,778	7,778
JPM	Shake Shack, Inc.	USD	(84,872)	4/19/2021	0.41%		(0.40)%		1M USD LIBOR		1M/T	(19,783)	(19,783)
MS	Siemens AG (Registered)	EUR	(61,139)	12/9/2020	(0.80)%		(0.35)%		1D EONIA		1M/T	26,987	26,987
JPM	Signify NV	EUR	(126,303)	3/2/2021	(0.79)%		(0.40)%		1M EURIBOR		1M/T	42,228	42,228

See Notes to Consolidated Financial Statements

26

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	SL Green Realty Corp.	USD	(146,524)	3/30/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	$(22,569)	$(22,569)
JPM	SolarEdge Technologies, Inc.	USD	(263,018)	3/19/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(71,989)	(71,989)
JPM	STERIS plc	USD	(169,433)	4/5/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(1,998)	(1,998)
MS	Swisscom AG (Registered)	CHF	(75,772)	12/9/2020	(1.01)%	(0.35)%	1D SARON	1M/T	2,513	2,513
MS	Telefonica SA	EUR	(16,223)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	9,941	9,941
JPM	VF Corp.	USD	(148,504)	4/5/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(7,310)	(7,310)
MS	Vinci SA	EUR	(66,782)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	25,316	25,316
JPM	Volvo AB	SEK	(823,633)	6/18/2020	(0.34)%	(0.50)%	1M STIBOR	1M/T	16,497	16,497
JPM	Westinghouse Air Brake Technologies Corp.	USD	(76,223)	4/21/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(9,946)	(9,946)
JPM	Whirlpool Corp.	USD	(199,679)	1/25/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	39,476	39,476
JPM	Worldline SA	EUR	(65,327)	2/5/2021	(0.79)%	(0.40)%	1M EURIBOR	1M/T	14,288	14,288
JPM	Zscaler, Inc.	USD	(141,539)	3/31/2021	0.41%	(0.40)%	1M USD LIBOR	1M/T	(16,014)	(16,014)
Total Short Positions of equity swaps									$352,909	$352,909
Total Long and Short Positions of equity swaps									$229,482	$229,482
Total Financing Costs and Other Receivables/(Payables) of equity swaps										$(26,804)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps										$202,678

(a)  The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)  Effective rate at April 30, 2020.

(c)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
See Notes to Consolidated Financial Statements

27

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Total return basket swap contracts ("total return basket swaps")

At April 30, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over the counter total return basket swaps — Short(b)

	Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate		Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
	JPM	JPCR054	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/21/2021	$75
	JPM	JPCR055	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/22/2021	(5,639)
	JPM	JPCR056	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/23/2021	1,619
	JPM	JPCR057	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/26/2021	(7,352)
	JPM	JPCR058	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/27/2021	(5,234)
	JPM	JPCR059	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/28/2021	(2,813)
	JPM	JPCR060	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/29/2021	(2,020)
	JPM	JPCR061	0.51%	(0.30)%	1	M USD LIBOR	1M/T	4/30/2021	1,895
	JPM	JPCR062	0.51%	(0.30)%	1	M USD LIBOR	1M/T	5/3/2021	4,120
	JPM	JPCR063	0.51%	(0.30)%	1	M USD LIBOR	1M/T	5/4/2021	3,144
Total									$(12,205)

(a)  The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR054
Cognizant Technology Solutions Corp	(203)	$(18,804)	$49	10.0%
General Motors Co	(500)	(17,816)	47	9.5%
Micron Technology Inc	(229)	(17,546)	46	9.4%
Boeing Co/The	(78)	(17,523)	46	9.4%
Caterpillar Inc	(92)	(17,146)	45	9.2%
QUALCOMM Inc	(136)	(17,076)	45	9.1%
Cisco Systems Inc	(251)	(17,035)	44	9.1%
ANSYS Inc	(40)	(16,940)	44	9.0%
Applied Materials Inc	(200)	(15,867)	41	8.5%
Lam Research Corp	(38)	(15,730)	41	8.4%
Motorola Solutions Inc	(68)	(15,705)	41	8.4%
		$(187,188)	$489
Accrued Net Interest Receivable/(Payable)			(414)
			$75

See Notes to Consolidated Financial Statements

28

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR055
Sysco Corp	(96)	$(15,934)	$(481)	8.5%
NXP Semiconductors NV	(54)	(15,731)	(474)	8.4%
Cognizant Technology Solutions Corp	(90)	(15,361)	(463)	8.2%
Micron Technology Inc	(106)	(14,929)	(450)	8.0%
QUALCOMM Inc	(64)	(14,714)	(444)	7.8%
Fidelity National Information Services I	(38)	(14,684)	(443)	7.8%
VF Corp	(84)	(14,395)	(434)	7.7%
Ford Motor Co	(947)	(14,163)	(427)	7.6%
ANSYS Inc	(18)	(14,135)	(426)	7.5%
General Motors Co	(216)	(14,126)	(426)	7.5%
Applied Materials Inc	(91)	(13,304)	(401)	7.1%
Lam Research Corp	(17)	(13,034)	(393)	7.0%
Motorola Solutions Inc	(31)	(12,986)	(392)	6.9%
		$(187,496)	$(5,654)
Accrued Net Interest Receivable/(Payable)			15
			$(5,639)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR056
Cognizant Technology Solutions Corp	(406)	$(29,727)	$258	16.1%
Kellogg Co	(322)	(26,610)	231	14.4%
ANSYS Inc	(80)	(26,421)	230	14.3%
Applied Materials Inc	(421)	(26,410)	230	14.3%
Lam Research Corp	(80)	(25,759)	224	13.9%
Hormel Foods Corp	(427)	(25,259)	220	13.7%
Hershey Co/The	(148)	(24,653)	214	13.3%
		$(184,839)	$1,607
Accrued Net Interest Receivable/(Payable)			12
			$1,619
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR057
Cummins Inc	(134)	$(29,234)	$(1,140)	15.4%
Emerson Electric Co	(374)	(28,597)	(1,115)	15.2%
3M Co	(134)	(27,307)	(1,065)	14.5%
Caterpillar Inc	(173)	(26,971)	(1,052)	14.3%

See Notes to Consolidated Financial Statements

29

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR057 (cont'd)
PACCAR Inc	(289)	$(26,815)	$(1,046)	14.2%
Kellogg Co	(290)	(25,450)	(992)	13.5%
Hormel Foods Corp	(388)	(24,375)	(950)	12.9%
		$(188,749)	$(7,360)
Accrued Net Interest Receivable/(Payable)			8
			$(7,352)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR058
Cummins Inc	(41)	$(8,883)	$(244)	4.7%
Cintas Corp	(30)	(8,846)	(243)	4.7%
Cognizant Technology Solutions Corp	(113)	(8,742)	(240)	4.7%
Emerson Electric Co	(113)	(8,617)	(237)	4.6%
Fidelity National Information Services I	(48)	(8,474)	(233)	4.5%
Eaton Corp PLC	(76)	(8,467)	(233)	4.5%
3M Co	(41)	(8,329)	(229)	4.5%
Automatic Data Processing Inc	(42)	(8,327)	(229)	4.5%
QUALCOMM Inc	(79)	(8,295)	(228)	4.4%
Caterpillar Inc	(53)	(8,282)	(228)	4.4%
PACCAR Inc	(89)	(8,242)	(227)	4.4%
General Motors Co	(276)	(8,240)	(226)	4.4%
Boeing Co/The	(43)	(8,227)	(226)	4.4%
Fastenal Co	(169)	(8,186)	(225)	4.4%
Kellogg Co	(91)	(7,974)	(219)	4.3%
General Mills Inc	(98)	(7,834)	(215)	4.2%
ANSYS Inc	(22)	(7,831)	(215)	4.2%
Clorox Co/The	(31)	(7,649)	(210)	4.1%
United Parcel Service Inc	(60)	(7,636)	(210)	4.1%
Hormel Foods Corp	(122)	(7,622)	(209)	4.1%
Applied Materials Inc	(113)	(7,507)	(206)	4.0%
Motorola Solutions Inc	(39)	(7,470)	(205)	4.0%
Lam Research Corp	(22)	(7,396)	(203)	3.9%
		$(187,076)	$(5,140)
Accrued Net Interest Receivable/(Payable)			(94)
			$(5,234)

See Notes to Consolidated Financial Statements

30

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR059
Fidelity National Information Services I	(69)	$(10,914)	$(165)	5.9%
Sherwin-Williams Co/The	(17)	(10,785)	(163)	5.9%
Canadian Imperial Bank of Commerce	(150)	(10,740)	(162)	5.8%
Apple Inc	(30)	(10,712)	(162)	5.8%
Target Corp	(80)	(10,595)	(160)	5.7%
Pfizer Inc	(227)	(10,484)	(160)	5.7%
McDonald's Corp	(46)	(10,332)	(156)	5.6%
Amgen Inc	(36)	(10,318)	(156)	5.6%
Starbucks Corp	(110)	(10,238)	(155)	5.5%
Agilent Technologies Inc	(110)	(10,237)	(155)	5.5%
Cisco Systems Inc	(200)	(10,211)	(154)	5.5%
CVS Health Corp	(136)	(10,072)	(152)	5.5%
General Mills Inc	(139)	(10,058)	(152)	5.5%
Dollar General Corp	(47)	(9,959)	(151)	5.4%
Costco Wholesale Corp	(27)	(9,949)	(150)	5.4%
Clorox Co/The	(44)	(9,844)	(149)	5.3%
Kroger Co/The	(253)	(9,640)	(146)	5.2%
United Parcel Service Inc	(84)	(9,545)	(144)	5.2%
		$(184,633)	$(2,792)
Accrued Net Interest Receivable/(Payable)			(21)
			$(2,813)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR060
Canadian Imperial Bank of Commerce	(220)	$(13,834)	$(148)	7.5%
Sherwin-Williams Co/The	(24)	(13,816)	(148)	7.5%
Apple Inc	(44)	(13,535)	(145)	7.3%
Home Depot Inc/The	(58)	(13,506)	(145)	7.3%
Pfizer Inc	(330)	(13,377)	(144)	7.2%
McDonald's Corp	(67)	(13,287)	(143)	7.2%
Target Corp	(114)	(13,268)	(142)	7.1%
Starbucks Corp	(163)	(13,234)	(142)	7.1%
Amgen Inc	(52)	(13,198)	(142)	7.1%
Agilent Technologies Inc	(163)	(13,192)	(142)	7.1%
Dollar General Corp	(70)	(12,985)	(139)	7.0%
Walgreens Boots Alliance Inc	(282)	(12,902)	(138)	6.9%

See Notes to Consolidated Financial Statements

31

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR060 (cont'd)
CVS Health Corp	(198)	$(12,877)	$(138)	6.9%
Costco Wholesale Corp	(40)	(12,719)	(136)	6.8%
		$(185,730)	$(1,992)
Accrued Net Interest Receivable/(Payable)			(28)
			$(2,020)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR061
Boeing Co/The	(20)	$(6,554)	$66	3.5%
Cummins Inc	(17)	(6,457)	65	3.4%
Estee Lauder Cos Inc/The	(16)	(6,383)	64	3.4%
General Electric Co	(400)	(6,325)	64	3.4%
Sherwin-Williams Co/The	(5)	(6,272)	63	3.3%
Cintas Corp	(12)	(6,244)	63	3.3%
Rockwell Automation Inc	(14)	(6,238)	63	3.3%
Fiserv Inc	(26)	(6,215)	63	3.3%
Automatic Data Processing Inc	(18)	(6,169)	62	3.3%
Sysco Corp	(47)	(6,128)	62	3.3%
Canadian Imperial Bank of Commerce	(44)	(6,098)	62	3.2%
Emerson Electric Co	(46)	(6,088)	61	3.2%
Eaton Corp PLC	(31)	(6,050)	61	3.2%
Caterpillar Inc	(22)	(6,042)	61	3.2%
VF Corp	(45)	(6,021)	61	3.2%
PACCAR Inc	(37)	(6,018)	61	3.2%
Kellogg Co	(40)	(6,018)	61	3.2%
Ross Stores Inc	(28)	(6,016)	61	3.2%
Hormel Foods Corp	(55)	(6,007)	61	3.2%
McCormick & Co Inc/MD	(16)	(5,980)	60	3.2%
General Mills Inc	(43)	(5,972)	60	3.2%
Philip Morris International Inc	(34)	(5,955)	60	3.2%
General Motors Co	(115)	(5,938)	60	3.2%
3M Co	(17)	(5,914)	60	3.2%
Altria Group Inc	(65)	(5,906)	60	3.2%
Ford Motor Co	(498)	(5,888)	59	3.1%
PepsiCo Inc	(19)	(5,884)	59	3.1%
Fastenal Co	(70)	(5,880)	59	3.1%
Hershey Co/The	(19)	(5,862)	59	3.1%

See Notes to Consolidated Financial Statements

32

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR061 (cont'd)
Moody's Corp	(10)	$(5,730)	$58	3.1%
United Parcel Service Inc	(25)	(5,521)	56	3.0%
		$(187,773)	$1,895
Accrued Net Interest Receivable/(Payable)			—
			$1,895
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR062
Sherwin-Williams Co/The	(13)	$(28,212)	$622	15.1%
Fiserv Inc	(67)	(27,638)	609	14.8%
Canadian Imperial Bank of Commerce	(113)	(26,921)	593	14.4%
General Motors Co	(301)	(26,891)	592	14.4%
VF Corp	(112)	(26,128)	576	14.0%
Moody's Corp	(27)	(25,895)	570	13.8%
Ford Motor Co	(1,240)	(25,315)	558	13.5%
		$(187,000)	$4,120
Accrued Net Interest Receivable/(Payable)			—
			$4,120
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR063
Sherwin-Williams Co/The	(10)	$(17,184)	$294	9.3%
Brown-Forman Corp	(86)	(16,975)	290	9.2%
Philip Morris International Inc	(72)	(16,835)	288	9.2%
Constellation Brands Inc	(32)	(16,782)	287	9.1%
Altria Group Inc	(135)	(16,743)	286	9.1%
Ford Motor Co	(1,039)	(16,706)	286	9.1%
LyondellBasell Industries NV	(91)	(16,694)	285	9.1%
Canadian Imperial Bank of Commerce	(89)	(16,688)	285	9.1%
Sysco Corp	(93)	(16,577)	284	9.0%
Moody's Corp	(22)	(16,514)	282	9.0%
General Motors Co	(230)	$(16,182)	$277	8.8%
		$(183,880)	$3,144
Accrued Net Interest Receivable/(Payable)			—
			$3,144
Total Return Basket Swaps, at value			$(12,205)

See Notes to Consolidated Financial Statements

33

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(b)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  Effective rate at April 30, 2020.

For the six months ended April 30, 2020, the average notional value of equity swaps and total return basket swaps for the Fund was $9,973,913 for long positions and $(13,526,254) for short positions.

At April 30, 2020, the Fund had cash collateral of $3,910,000, $1,070,000 and $217,657 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Abbreviations

BBSW  Australian Bank-Bill Swap Reference Rate

CDOR  Canadian Dollar Offered Rate

EONIA  Euro Overnight Index Average Rate

EURIBOR  Euro Interbank Offered Rate

FEDEF  Federal Funds Floating Rate

JPM  JPMorgan Chase Bank, NA

LIBOR  London Interbank Offered Rate

MS  Morgan Stanley Capital Services LLC

SARON  Swiss Average Overnight Rate

SONIA  Sterling Overnight Index Average Rate

STIBOR  Stockholm Interbank Offered Rate

T  Termination Date

1D  One Day

1M  One Month

1W  One Week

3M  Three Months

Currency Abbreviations

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

EUR  Euro

GBP  Pound Sterling

HKD  Hong Kong Dollar

HUF  Hungarian Forint

ILS  Israeli New Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Poland Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

USD  United States Dollar

ZAR  South African Rand

See Notes to Consolidated Financial Statements

34

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Written option contracts ("options written")

At April 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Electronic Equipment, Instruments & Components
Fitbit, Inc.	29	$(19,401)	$7	10/16/2020	$(667)
Total options written (premium received $900)					$(667)

For the six months ended April 30, 2020, the Fund had an average market value of $28,997 in options purchased and $(1,137) in options written.

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$42,599,133	42.6%
Cayman Islands	4,117,122	4.1%
Germany	1,764,540	1.8%
Canada	1,284,657	1.3%
United Kingdom	786,244	0.8%
China	700,186	0.7%
Netherlands	683,199	0.7%
Spain	265,930	0.3%
Hong Kong	207,849	0.2%
Russia	160,074	0.1%
South Korea	115,773	0.1%
Argentina	102,114	0.1%
Switzerland	101,865	0.1%
Israel	83,315	0.1%
Jordan	70,715	0.1%
Czech Republic	62,629	0.1%
India	48,119	0.0	%(a)
Mexico	34,283	0.0	%(a)
Brazil	14,444	0.0	%(a)
Sweden	4,400	0.0	%(a)
France	2,047	0.0	%(a)
Short-Term Investments and Other Assets-Net	51,167,302	51.2%
Short Positions (see summary below)	(4,429,874)	(4.4)%
	$99,946,066	100.0%

See Notes to Consolidated Financial Statements

35

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(3,358,829)	(3.3)%
Canada	(493,498)	(0.5)%
Sweden	(217,821)	(0.2)%
United Kingdom	(193,702)	(0.2)%
Japan	(166,024)	(0.2)%
Total Short Positions	$(4,429,874)	(4.4)%

(a)  Represents less than 0.05% of net assets of the Fund.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's investments as of April 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$7,482	$—	$1,295	$8,777
Communications Equipment	487,540	—	15,161	502,701
Health Care Providers & Services	185,156	30,455	—	215,611
Insurance	842,200	207,849	—	1,050,049
Interactive Media & Services	947,592	254,068	335	1,201,995
Internet & Direct Marketing Retail	1,001,272	—	1,412,771	2,414,043
Media	403,829	10,714	—	414,543
Oil, Gas & Consumable Fuels	30,635	—	4,909	35,544
Pharmaceuticals	1,872,290	—	—	1,872,290
Semiconductors & Semiconductor Equipment	177,750	—	—	177,750
Specialty Retail	573,894	—	25,950	599,844
Other Common Stocks(a)	24,340,922	—	—	24,340,922
Total Common Stocks	30,870,562	503,086	1,460,421	32,834,069
Commercial Mortgage-Backed Securities	—	6,345,849	—	6,345,849
Collateralized Mortgage Obligations	—	6,209,584	—	6,209,584
Asset-Backed Securities	—	5,849,479	—	5,849,479
Loan Assignments
Household Durables	—	—	79,800	79,800
Specialty Retail	—	—	1,804	1,804
Other Loan Assignments(a)	—	1,076,675	—	1,076,675
Total Loan Assignments	—	1,076,675	81,604	1,158,279
Rights
Biotechnology	—	—	202,384	202,384
Media	—	—	—	—
Metals & Mining	19,008	—	—	19,008
Pharmaceuticals	55,392	—	4,551	59,943
Total Rights	74,400	—	206,935	281,335

See Notes to Consolidated Financial Statements

36

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Asset Valuation Inputs (cont'd)	Level 1	Level 2	Level 3*	Total
Warrants
Capital Markets	$7,011	$—	$10,160	$17,171
Electronic Equipment, Instruments & Components	—	—	11,368	11,368
Energy Equipment & Services	762	—	—	762
Oil, Gas & Consumable Fuels	—	—	197,012	197,012
Total Warrants	7,773	—	218,540	226,313
Convertible Bonds(a)	—	170,020	—	170,020
Convertible Preferred Stocks(a)	87,210	—	—	87,210
Preferred Stocks(a)	46,500	—	—	46,500
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	36,606,650	—	36,606,650
Total Long Positions	$31,086,445	$56,761,343	$1,967,500	$89,815,288

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2020
Investments in Securities:
(000's omitted)
Common Stocks
Airlines(b)	$3	$—	$(2)	$—	$—	$—	$—	$1	$(2)
Communications Equipment	—	—	(11)	26	—	—	—	15	(11)
Electronic Equipment, Instruments & Components	67	—	1	—	(68)	—	—	—	—
Interactive Media & Services(a)	3	—	2	—	(5)	—	—	—	(3)
Internet & Direct Marketing Retail(b)	595	—	1,445	—	(627)	—	—	1,413	1,445
Media(a)	—	—	—	—	—	—	—	—	—
Metals & Mining	38	—	—	—	(38)	—	—	—	—
Oil, Gas & Consumable Fuels(b)	—	—	(23)	28	—	—	—	5	(23)
Pharmaceuticals(b)	—	—	—	—	—	—	—	—	—

See Notes to Consolidated Financial Statements

37

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

	Beginning balance as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2020
Semiconductors & Semiconductor Equipment	$—	$—	$—	$—	$—	$—	$—	$—	$—
Specialty Retail(b)	27	—	(1)	—	—	—	—	26	(1)
Loan Assignments
Chemicals	82	—	3	—	(85)	—	—	—	—
Commercial Services & Supplies	209	—	—	—	—	—	(209)	—	—
Diversified Consumer Services	119	1	(1)	—	(119)	—	—	—	—
Household Durables(b)	134	—	(26)	—	(28)	—	—	80	(26)
Insurance	132	—	—	—	—	—	(132)	—	—
IT Services	31	—	—	—	(31)	—	—	—	—
Leisure Products	149	—	3	—	(152)	—	—	—	—
Media	320	2	77	—	(399)	—	—	—	—
Oil, Gas & Consumable Fuels	288	—	13	—	(301)	—	—	—	—
Specialty Retail(b)	—	—	2	1	(1)	—	—	2	1
Water Utilities	60	1	(17)	—	(44)	—	—	—	—
Rights
Biotechnology(a)	178	—	13	11	—	—	—	202	13
Chemicals	5	—	3	—	(8)	—	—	—	—
Media(a)	—	—	—	—	—	—	—	—	—
Metals & Mining	19	—	—	—	—	—	(19)	—	—
Pharmaceuticals(a)(b)	1	—	4	—	—	—	—	5	4
Warrants
Capital Markets(a)	13	—	(3)	—	—	—	—	10	(3)
Electronic Equipment, Instruments & Components(a)	2	—	10	—	—	—	—	12	10
Oil, Gas & Consumable Fuels	—	—	(103)	300	—	—	—	197	(103)
Corporate Bonds(a)
Independent Power and Renewable Electricity Producers	—	—	—	—	—	—	—	—	—
Total	$2,475	$4	$1,389	$366	$(1,906)	$—	$(360)	$1,968	$1,301

See Notes to Consolidated Financial Statements

38

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(a)  As of the six months ended April 30, 2020, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)  These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's short investments as of April 30, 2020:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(4,416,463)	$—	$—	$(4,416,463)
Master Limited Partnerships Sold Short(a)	(13,411)	—	—	(13,411)
Total Short Positions	$(4,429,874)	$—	$—	$(4,429,874)

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Note A of Notes to Consolidated Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$416,723	$—	$—	$416,723
Liabilities	(377,530)	—	—	(377,530)
Forward contracts(a)
Assets	—	859,229	—	859,229
Liabilities	—	(724,719)	—	(724,719)
Swaps
Assets	—	1,721,713	—	1,721,713
Liabilities	—	(1,500,073)	—	(1,500,073)
Options written
Liabilities	(667)	—	—	(667)
Total	$38,526	$356,150	$—	$394,676

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

39

Consolidated Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2020
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$89,815,288
Cash	3,304,619
Due from custodian	48,824
Cash collateral segregated for short sales (Note A)	4,896,390
Cash collateral segregated for over the counter derivatives (Note A)	5,197,657
Dividends and interest receivable	208,319
Receivable for securities sold	707,827
Receivable for Fund shares sold	210,609
Deposits with brokers for futures contracts (Note A)	1,208,042
Receivable for variation margin on futures contracts (Note A)	85,834
Receivable from administrator—net (Note B)	36,659
Over the counter swap contracts, at value(e) (Note A)	1,721,713
Receivable for forward foreign currency contracts (Note A)	859,229
Prepaid expenses and other assets	48,282
Total Assets	108,349,292
Liabilities
Due to custodian, foreign currency(b)	656,720
Investments sold short, at value(c) (Note A)	4,429,874
Options contracts written, at value(d) (Note A)	667
Dividends and interest payable for short sales	18,334
Over the counter swap contracts, at value (Note A)	1,500,073
Payable to investment manager (Note B)	137,237
Payable for securities purchased	514,311
Payable for Fund shares redeemed	75,997
Payable for forward foreign currency contracts (Note A)	724,719
Payable to trustees	11,514
Other accrued expenses and payables	333,780
Total Liabilities	8,403,226
Net Assets	$99,946,066
Net Assets consist of:
Paid-in capital	$214,605,559
Total distributable earnings/(losses)	(114,659,493)
Net Assets	$99,946,066
Net Assets
Institutional Class	$86,784,054
Class A	5,783,746
Class C	6,167,604
Class R6	1,210,662
See Notes to Consolidated Financial Statements

40

Consolidated Statement of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

ABSOLUTE RETURN MULTI-MANAGER FUND
April 30, 2020
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	8,343,967
Class A	565,338
Class C	635,237
Class R6	116,357
Net Asset Value, offering and redemption price per share
Institutional Class	$10.40
Class R6	$10.40
Net Asset Value and redemption price per share
Class A	$10.23
Offering Price per share
Class A‡	$10.85
Net Asset Value and offering price per share
Class C^	$9.71
*Cost of Investments:
(a) Unaffiliated issuers	$94,265,118
(b) Total cost of foreign currency	$(738,877)
(c) Proceeds from investments sold short	$4,746,112
(d) Premium received from option contracts written	$900
(e) Unamortized upfront receipts on over the counter swap contracts	$(3,989)

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements

41

Consolidated Statement of Operations (Unaudited)

Neuberger Berman Alternative Funds

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2020
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$770,200
Interest and other income—unaffiliated issuers	1,059,502
Foreign taxes withheld	(4,152)
Total income	$1,825,550
Expenses:
Investment management fees (Note B)	1,066,699
Administration fees (Note B):
Institutional Class	83,011
Class A	8,517
Class C	9,025
Class R6	330
Distribution fees (Note B):
Class A	8,189
Class C	34,710
Shareholder servicing agent fees:
Institutional Class	1,345
Class A	1,125
Class C	364
Class R6	86
Audit fees	64,086
Custodian and accounting fees	192,361
Insurance expense	3,475
Legal fees	67,131
Registration and filing fees	39,218
Shareholder reports	19,600
Trustees' fees and expenses	23,841
Dividend and interest expense on securities sold short (Note A)	91,332
Miscellaneous	6,912
Total expenses	1,721,357
Expenses reimbursed by Management (Note B)	(345,331)
Expenses reduced by custodian fee expense offset arrangement (Note A)	(67)
Total net expenses	1,375,959
Net investment income/(loss)	$449,591

See Notes to Consolidated Financial Statements

42

Consolidated Statement of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

ABSOLUTE RETURN MULTI-MANAGER FUND
For the Six Months Ended April 30, 2020
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(465,533)
Closed short positions of unaffiliated issuers	(400,833)
Settlement of forward foreign currency contracts	110,866
Settlement of foreign currency transactions	(126,760)
Expiration or closing of futures contracts	2,161,277
Expiration or closing of option contracts written	4,645
Expiration or closing of swap contracts	1,338,186
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(6,087,926)
Short positions of unaffiliated issuers	244,076
Forward foreign currency contracts	252,175
Foreign currency translations	42,783
Futures contracts	272,471
Option contracts written	233
Swap contracts	85,593
Net gain/(loss) on investments	(2,568,747)
Net increase/(decrease) in net assets resulting from operations	$(2,119,156)

See Notes to Consolidated Financial Statements

43

Consolidated Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	ABSOLUTE RETURN MULTI-MANAGER FUND
	For the Six Months Ended April 30, 2020 (Unaudited)	Fiscal Year Ended October 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$449,591	$1,380,636
Net realized gain/(loss) on investments	2,621,848	1,401,176
Change in net unrealized appreciation/(depreciation) of investments	(5,190,595)	1,396,718
Net increase/(decrease) in net assets resulting from operations	(2,119,156)	4,178,530
Distributions to shareholders from (Note A):
Distributable earnings:
Institutional Class	(3,549,789)	(81,012)
Class A	(227,582)	—
Class C	(191,557)	—
Class R6	(49,422)	(2,282)
Total distributions to shareholders	(4,018,350)	(83,294)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	8,668,877	93,961,286
Class A	332,753	1,191,487
Class C	29,091	99,092
Class R6	348,585	410,711
Proceeds from reinvestment of dividends and distributions:
Institutional Class	3,244,385	75,650
Class A	203,618	—
Class C	160,235	—
Class R6	48,461	2,250
Payments for shares redeemed:
Institutional Class	(77,337,543)	(141,383,425)
Class A	(1,674,823)	(11,990,984)
Class C	(1,333,388)	(4,189,544)
Class R6	(480,398)	(14,546,198)
Net increase/(decrease) from Fund share transactions	(67,790,147)	(76,369,675)
Net Increase/(Decrease) in Net Assets	(73,927,653)	(72,274,439)
Net Assets:
Beginning of period	173,873,719	246,148,158
End of period	$99,946,066	$173,873,719

See Notes to Consolidated Financial Statements

44

Notes to Consolidated Financial Statements Absolute
Return Multi-Manager Fund (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Absolute Return Multi-Manager Fund (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund offers Institutional Class shares, Class A shares, Class C shares and Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the "Subsidiary"), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of April 30, 2020, the value of the Fund's investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$11,667,050	11.7%

2  Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

45

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, exchange traded funds ("ETFs"), exchange traded options purchased and written, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark index rate (generally Level 2 or Level 3 inputs).

46

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

4  Foreign currency translations: The accounting records of the Fund and Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount

47

(adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations.

6  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2020, the Fund did not have any unrecognized tax positions.

The Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost in value of investments held at April 30, 2020, was $92,113,933. The estimated gross unrealized appreciation was $5,215,744 and estimated gross unrealized depreciation was $11,906,931 resulting in net unrealized depreciation of $6,691,187 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

As determined on October 31, 2019, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences may be attributed to the tax treatment of one or more of the following: prior year true up adjustment or partnership adjustment, prior year true up adjustment or real estate investment trust ("REIT")/non REIT return of capital adjustment and wholly owned subsidiary income and gain (loss). For the year ended October 31, 2019, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$1,677,611	$(1,677,611)

The tax character of distributions paid during the years ended October 31, 2019, and October 31, 2018, was as follows:

		Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
$83,294	$—	$—	$—	$—	$—	$—	$—	$83,294	$—

48

As of October 31, 2019, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$4,017,686	$—	$(1,469,547)	$(110,503,691)	$(566,622)	$(108,522,174)

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, mark-to-market on adjustments on swaps, futures and forward contracts, amortization of organizational expenses, tax adjustments related to swap contracts and other investments, mark-to-market adjustments on passive foreign investment companies ("PFICs"), wholly owned subsidiary income and gain/(loss), capital loss carryforwards, and gain recognized on constructive sale.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2019, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Long-Term	Short-Term
$36,898,262	$73,605,429

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2020, there were no outstanding balances of accrued capital gains taxes for the Fund.

8  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended October 31, 2019, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Consolidated Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein, may differ from the final composition determined after calendar year-end and reported to the Fund shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated

49

among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Consolidated Statement of Assets and Liabilities. The Fund is required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Fund is contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred are included in the "Dividend and interest expense on securities sold short" on the Consolidated Statement of Operations and were $(7,554) for the six months ended April 30, 2020.

At April 30, 2020, the Fund had cash pledged in the amount of $4,896,390 to JPMorgan Chase Bank, NA ("JPM"), as collateral for short sales. In addition, JPM has a perfected security interest in these assets. At April 30, 2020, the Fund had securities pledged in the amount of $639,356 to JPM to cover collateral requirements for borrowing in connection with securities sold short.

12  Investment company securities and exchange traded funds: The Fund may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

50

13  When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

14  Derivative instruments: The Fund's use of derivatives during the six months ended April 30, 2020, is described below. Please see the Consolidated Schedule of Investments for the Fund's open positions in derivatives, at April 30, 2020. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Futures contracts: During the six months ended April 30, 2020, the Fund used futures for economic hedging purposes and to enhance returns.

At the time the Fund or Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, the Fund or Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund or Subsidiary because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund or Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, futures transactions undertaken by the Fund or Subsidiary may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or Subsidiary. Also, the Fund's or Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2020, the Fund used forward foreign currency contracts to hedge foreign currency and to enhance returns.

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A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Consolidated Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Credit default swap contracts: During the six months ended April 30, 2020, the Fund used credit default swaps as part of its investment strategies, to enhance returns and to hedge against unfavorable changes in the value of investments and to protect against adverse movements in interest rates or credit performance with counterparties.

When the Fund is the buyer of an over the counter ("OTC") credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of an OTC credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of the swap. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or depreciation and net interest received or paid on swap contracts to determine the fair value of swaps.

Equity swap contracts: During the six months ended April 30, 2020, the Fund used equity swaps to provide investment exposure to certain investments, primarily foreign securities.

Equity swaps are two-party contracts in which counterparties exchange the return on a specified reference security for the return based on a fixed or floating interest rate during the period of the swap. Upon entering an equity swap, the Fund may be required to pledge an amount of cash and/or other assets to the broker which is equal to a certain percentage of the contract amount (initial margin). Subsequent payments known as variation margins are made or received by the Fund periodically depending on the fluctuations in the value of the underlying security.

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Equity swaps are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that future market trends, the values of assets or economic factors are not accurately analyzed and predicted, the Fund may suffer a loss, which may exceed the related amounts shown in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Consolidated Statement of Operations.

Total return basket swap contracts: During the six months ended April 30, 2020, the Fund used total return basket swaps to provide investment exposure to certain investments. The Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains/(losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Consolidated Statement of Operations. Cash settlements between the Fund and the counterparty are recognized as realized gains/(losses) on closing of swap contracts in the Consolidated Statement of Operations.

Options: During the six months ended April 30, 2020, the Fund used options written to generate incremental returns. The Fund used purchased options to manage or adjust the risk profile and the investment exposure of the Fund to certain securities and to enhance returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

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At April 30, 2020, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Over the counter swaps	Over the counter swap contracts, at value(1)	$31,167	$—	$1,690,546	$—	$—	$1,721,713
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	119,705	1,390	178,858	116,770	416,723
Forward contracts	Receivable for forward foreign currency contracts	—	859,229	—	—	—	859,229
Total Value—Assets		$31,167	$978,934	$1,691,936	$178,858	$116,770	$2,997,665

Liability Derivatives

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Over the counter swaps	Over the counter swap contracts, at value(1)	$—	—	$(1,500,073)	—	—	$(1,500,073)
Futures	Receivable/Payable for variation margin on futures contracts(2)	—	(85,381)	(177,542)	(5,836)	(108,771)	(377,530)
Forward contracts	Payable for forward foreign currency contracts	—	(724,719)	—	—	—	(724,719)
Options	Option contracts	—	—	(667)	—	—	(667)
written	written, at value
Total Value—Liabilities		$—	$(810,100)	$(1,678,282)	$(5,836)	$(108,771)	$(2,602,989)

(1)  "Over the counter swap contracts" reflects the cumulative unrealized appreciation/(depreciation) of the over the counter swap contracts plus accrued interest as of April 30, 2020, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Over the counter swap contracts, at value."

(2)  "Futures" reflects the cumulative unrealized appreciation/(depreciation) of futures as of April 30, 2020, which is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Total distributable earnings/(losses)." The current day's variation margin as of April 30, 2020, if any, is reflected in the Consolidated Statement of Assets and Liabilities under the caption "Receivable/Payable for variation margin on futures contracts."

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The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2020, was as follows:

Realized Gain/(Loss)

Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	$—	$110,866	$—	$—	$—	$110,866
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	—	996,771	(61,764)	459,156	767,114	2,161,277
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	(45,291)	(7,261)	—	(52,552)
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	4,645	—	—	4,645
Swaps	Net realized gain/(loss) on: Expiration or closing of swaps contracts	(93,822)	—	1,432,008	—	—	1,338,186
Total Realized Gain/(Loss)		$(93,822)	$1,107,637	$1,329,598	$451,895	$767,114	$3,562,422

Change in Appreciation/(Depreciation)

Derivative Type	Consolidated Statement of Operations Location	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Forward contracts	Change in net unrealized appreciation/(depreciation) in value of: Forward foreign currency contracts	$—	$252,175	$—	$—	$—	$252,175
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	—	148,750	(162,394)	292,219	(6,104)	272,471
Option contracts purchased	Change in net unrealized appreciation/(depreciation) in value of: Investment securities of unaffiliated issuers	—	—	29,969	(10,487)	—	19,482
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	—	—	233	—	—	233
Swaps	Change in net unrealized appreciation/(depreciation) in value of: Swap contracts	59,047	—	26,546	—	—	85,593
Total Change in Appreciation/(Depreciation)		$59,047	$400,925	$(105,646)	$281,732	$(6,104)	$629,954

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While the Fund may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's OTC derivative assets and liabilities at fair value by type are reported gross in the Consolidated Statement of Assets and Liabilities. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2020.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Over the counter swap contracts	$1,721,713	$—	$1,721,713
Forward contracts	859,229	—	859,229
Total	$2,580,942	$—	$2,580,942

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
Societe Generale	$844,000	$(642,466)	$—	$201,534
JPMorgan Chase Bank, NA	1,000,454	(1,000,454)	—	—
Morgan Stanley Capital Services LLC	736,488	(450,100)	—	286,388
	$2,580,942	$(2,093,020)	$—	$487,922

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Over the counter swap contracts	$(1,500,073)	$—	$(1,500,073)
Forward contracts	(724,719)	—	(724,719)
Total	$(2,224,792)	$—	$(2,224,792)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Societe Generale	$(642,466)	$642,466	$—	$—
JPMorgan Chase Bank, NA	(1,132,226)	1,000,454	(131,772)	—
Morgan Stanley Capital Services LLC	(450,100)	450,100	—	—
	$(2,224,792)	$2,093,020	$(131,772)	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

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(b)  Net Amount represents amounts subject to loss as of April 30, 2020, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized by the Fund to each counterparty as of April 30, 2020.

15  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

16  Unfunded loan commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. As of April 30, 2020, there were no outstanding unfunded loan agreements.

17  Expense offset arrangement: The Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2020, the impact of this arrangement was a reduction in expenses of $67.

18  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

19  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact operating performance at the Fund's portfolio companies.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA a fee at the annual rate of 1.700% of the first $250 million of the Fund's average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion. For the six months ended April 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 1.70% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the Class level and each share class of the Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.15% for Institutional Class; 0.26% for each of Class A and Class C; and 0.05% for Class R6, each as a percentage of its average daily net assets. Additionally, NBIA retains JPM as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion)

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("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Subsidiary are included in the total expenses used to calculate the reimbursement, which the Fund has agreed to share with the Subsidiary. For the six months ended April 30, 2020, these Subsidiary expenses amounted to $64,499.

At April 30, 2020, the Fund's contingent liabilities to NBIA under the agreements were as follows:

				Expenses Reimbursed in the Year Ended October 31,
				2017	2018	2019	2020
				Subject to Repayment until October 31,
	Contractual Expense Limitation(1)		Expiration	2020	2021	2022	2023
Institutional Class	1.97%		10/31/22	$453,077	$477,171	$508,701	$301,996
Class A	2.33%		10/31/22	48,418	41,612	31,156	19,554
Class C	3.08%		10/31/22	33,125	29,237	28,605	19,957
Class R6	1.87	%(2)	10/31/22	1,142	28,071	24,431	3,824

(1)  Expense limitation per annum of the respective class' average daily net assets.

(2)  Prior to December 6, 2018, the contractual expense limitation for Class R6 was 1.90%.

The Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class' annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended April 30, 2020, there was no repayment to NBIA under these agreements.

At April 30, 2020, NBIA engaged BH-DG Systematic Trading LLP, Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Good Hill Partners LP, P/E Global, LLC and Portland Hill Asset Management Limited as subadvisers of the Fund to provide investment management services. NBIA compensates the subadvisers out of the investment advisory fees it receives from the Fund. At its March 26, 2020 meeting, the Board approved the termination of Sound Point Capital Management, L.P. as a sub-adviser to the Fund. Sound Point Capital Management, L.P. retains limited investment advisory authority to liquidate the holdings in the Fund previously managed by it and the termination will be fully effective upon liquidation of all such holdings.

The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

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Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2020, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Class A	$77	$—	$—	$—
Class C	—	—	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2020, there were purchase and sale transactions of long-term securities (excluding swaps, forward contracts, futures and written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Securities Sold Short excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Covers on Securities Sold Short excluding U.S. Government and Agency Obligations
$—	$170,491,585	$7,444,697	$1,272,616	$243,628,199	$22,385,680

During the six months ended April 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

During the six months ended April 30, 2020, the Fund sold certain long positions and simultaneously entered into equity swaps on those same positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At April 30, 2020, the transfers of financial assets accounted for as sales were as follows:

	At Original Transactions Dates		At April 30, 2020
Type of Transaction	Cost Basis of Positions Sold	Gross Cash Proceeds Received for Positions Sold	Net Fair Value of Transferred Assets	Gross Derivative Assets Recorded(a)(b)	Gross Derivative Liabilities Recorded(a)(b)
Sales and equity swaps	$1,754,218	$1,388,396	$71,895	$71,895	$—

(a)  Balances are presented on a gross basis, before the application of counterparty and cash collateral offsetting.

(b)  Gross derivative assets and gross derivative liabilities are included as equity risk contracts in Note A-14 of the Notes to Consolidated Financial Statements.

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Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2020 and for the year ended October 31, 2019 was as follows:

	For the Six Months Ended April 30, 2020				For the Year Ended October 31, 2019
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	819,452	304,637	(7,145,756)	(6,021,667)	8,724,953	6,840	(13,144,581)	(4,412,788)
Class A	31,659	19,411	(161,832)	(110,762)	113,599	—	(1,154,416)	(1,040,817)
Class C	2,904	16,056	(134,548)	(115,588)	9,929	—	(416,414)	(406,485)
Class R6	33,255	4,550	(45,857)	(8,052)	37,234	203	(1,345,300)	(1,307,863)

Other: At April 30, 2020, affiliated persons, as defined in the 1940 Act, owned 0.03% of the Fund's outstanding shares.

Note E—Line of Credit:

At April 30, 2020, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2020. During the period ended April 30, 2020, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncements:

The Fund has adopted FASB Accounting Standards Update 2017-08 "Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings/(loss) or the NAV of the Fund's financial statements. The cumulative effect adjustments were as follows:

Cost	Unrealized Appreciation
$(79,500)	$79,500

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and

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Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

61

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Financial Highlights

Absolute Return Multi-Manager Fund

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and Interest expense relating to short sales)#	Ratio of Net Expenses to Average Net AssetsØ		Ratio of Net Expenses to Average Net Assets (excluding dividend and Interest expense relating to short sales)Ø		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Institutional Class
04/30/2020ß (Unaudited)	$10.97	$0.04	$(0.22)	$(0.18)	$(0.39)	$—	$—	$(0.39)	$10.40	(1.77	)%**	$86.8	2.66%*	2.52%*	2.12	%*	1.97	%*	0.79%*	148%**	141%**
10/31/2019ß	$10.71	$0.08	$0.19	$0.27	$(0.01)	$—	$—	$(0.01)	$10.97	2.48%[d]		$157.6	2.59%	2.27%	2.30%		1.98%		0.77%	248%	246%
10/31/2018ß	$10.77	$0.09	$(0.15)	$(0.06)	$—	$—	$—	$—	$10.71	(0.56)%[d]		$201.1	2.53%	2.16%	2.34%		1.97%		0.86%	194%	179%
10/31/2017ß	$10.18	$0.06	$0.53	$0.59	$—	$—	$—	$—	$10.77	5.80%[d]		$295.7	2.69%	2.09%	2.57%		1.97%		0.61%	382%	357%
10/31/2016ß	$10.47	$0.02	$(0.18)	$(0.16)	$(0.03)	$(0.10)	$—	$(0.13)	$10.18	(1.57)%[d]		$485.8	2.83%‡	2.02%‡	2.78	%§‡	1.97	%§‡	0.18%‡	485%	474%
10/31/2015	$11.00	$(0.04)	$(0.19)	$(0.23)	$(0.07)	$(0.23)	$—	$(0.30)	$10.47	(2.10)%		$1,343.3	2.71%	1.97%	2.71	%§	1.97	%§	(0.40)%	433%	452%
Class A
04/30/2020ß (Unaudited)	$10.78	$0.02	$(0.22)	$(0.20)	$(0.35)	$—	$—	$(0.35)	$10.23	(1.97	)%**	$5.8	3.08%*	2.93%*	2.48	%*	2.33	%*	0.46%*	148%**	141%**
10/31/2019ß	$10.55	$0.04	$0.19	$0.23	$—	$—	$—	$—	$10.78	2.18%[d]		$7.3	2.98%	2.65%	2.67%		2.33%		0.40%	248%	246%
10/31/2018ß	$10.65	$0.06	$(0.16)	$(0.10)	$—	$—	$—	$—	$10.55	(0.94)%[d]		$18.1	2.83%	2.55%	2.61%		2.33%		0.60%	194%	179%
10/31/2017ß	$10.10	$0.02	$0.53	$0.55	$—	$—	$—	$—	$10.65	5.45%[d]		$20.6	3.13%	2.47%	2.99%		2.33%		0.17%	382%	357%
10/31/2016ß	$10.40	$(0.02)	$(0.18)	$(0.20)	$—	$(0.10)	$—	$(0.10)	$10.10	(1.91)%[d]		$62.9	3.20%‡	2.40%‡	3.13	%§‡	2.33	%§‡	(0.16)%‡	485%	474%
10/31/2015	$10.92	$(0.08)	$(0.18)	$(0.26)	$(0.03)	$(0.23)	$—	$(0.26)	$10.40	(2.47)%		$210.6	3.06%	2.33%	3.06	%§	2.33	%§	(0.71)%	433%	452%
Class C
04/30/2020ß (Unaudited)	$10.20	$(0.02)	$(0.20)	$(0.22)	$(0.27)	$—	$—	$(0.27)	$9.71	(2.27	)%**	$6.2	3.81%*	3.66%*	3.23	%*	3.08	%*	(0.30)%*	148%**	141%**
10/31/2019ß	$10.06	$(0.03)	$0.17	$0.14	$—	$—	$—	$—	$10.20	1.39%[d]		$7.7	3.71%	3.39%	3.40%		3.09%		(0.33)%	248%	246%
10/31/2018ß	$10.24	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$10.06	(1.76)%[d]		$11.6	3.65%	3.28%	3.45%		3.08%		(0.24)%	194%	179%
10/31/2017ß	$9.78	$(0.05)	$0.51	$0.46	$—	$—	$—	$—	$10.24	4.70%[d]		$17.9	3.82%	3.21%	3.69%		3.08%		(0.53)%	382%	357%
10/31/2016ß	$10.15	$(0.09)	$(0.18)	$(0.27)	$—	$(0.10)	$—	$(0.10)	$9.78	(2.66)%[d]		$40.9	3.96%‡	3.15%‡	3.89	%§‡	3.08	%§‡	(0.96)%‡	485%	474%
10/31/2015	$10.72	$(0.16)	$(0.18)	$(0.34)	$—	$(0.23)	$—	$(0.23)	$10.15	(3.21)%		$87.1	3.81%	3.08%	3.81	%§	3.08	%§	(1.48)%	433%	452%
Class R6
04/30/2020ß (Unaudited)	$10.98	$0.05	$(0.24)	$(0.19)	$(0.39)	$—	$—	$(0.39)	$10.40	(1.77	)%**	$1.2	2.60%*	2.45%*	2.02	%*	1.87	%*	0.92%*	148%**	141%**
10/31/2019ß	$10.71	$0.09	$0.19	$0.28	$(0.01)	$—	$—	$(0.01)	$10.98	2.64%[d]		$1.4	2.55%	2.21%	2.22%		1.88%		0.84%	248%	246%
10/31/2018ß	$10.77	$0.10	$(0.16)	$(0.06)	$—	$—	$—	$—	$10.71	(0.56)%[d]		$15.3	2.45%	2.09%	2.26%		1.90%		0.93%	194%	179%
10/31/2017ß	$10.17	$0.05	$0.55	$0.60	$—	$—	$—	$—	$10.77	5.90%[d]		$12.7	2.40%	1.93%	2.37%		1.90%		0.51%	382%	357%
10/31/2016ß	$10.47	$0.04	$(0.21)	$(0.17)	$(0.03)	$(0.10)	$—	$(0.13)	$10.17	(1.58)%[d]		$3.4	2.71%‡	1.92%‡	2.69	%§‡	1.90	%§‡	0.37%‡	485%	474%
10/31/2015	$11.01	$(0.01)	$(0.22)	$(0.23)	$(0.08)	$(0.23)	$—	$(0.31)	$10.47	(2.14)%		$17.4	2.66%	1.90%	2.66	%§	1.90	%§	(0.08)%	433%	452%

See Notes to Financial Highlights

63

64

Notes to Financial Highlights (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses.Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d  The class action proceeds received in 2019, 2018, 2017 and 2016 had no impact on the Fund's total returns for the years ended October 31, 2019, 2018, 2017 and 2016.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

**  Not annualized.

*  Annualized.

ß  Consolidated financial highlights (see Note A in the Notes to Consolidated Financial Statements).

Ø  After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements (see Note A in the Notes to Consolidated Financial Statements). Had the Fund not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales
	Six Months Ended April 30, 2020		Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015
Institutional Class	2.12%	1.97%	2.30%	1.98%	2.33%	1.97%	2.57%	1.97%	2.78%	1.97%	2.71%	1.97%
Class A	2.48%	2.33%	2.67%	2.33%	2.61%	2.33%	2.99%	2.33%	3.13%	2.33%	3.06%	2.33%
Class C	3.23%	3.08%	3.40%	3.09%	3.45%	3.08%	3.69%	3.08%	3.89%	3.08%	3.81%	3.08%
Class R6	2.02%	1.87%	2.22%	1.88%	2.26%	1.90%	2.37%	1.90%	2.69%	1.90%	2.66%	1.90%

65

Notes to Financial Highlights (Unaudited) (cont'd)

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been:

	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales	Including Dividend and Interest Expense Relating to Short Sales	Excluding Dividend and Interest Expense Relating to Short Sales
	Year Ended October 31, 2016		Year Ended October 31, 2015
Institutional Class	2.77%	1.96%	2.64%	1.90%
Class A	3.13%	2.33%	3.02%	2.29%
Class C	3.88%	3.07%	3.75%	3.02%
Class R6	2.68%	1.89%	2.59%	1.83%

66

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Sub-Advisers

BH-DG Systematic Trading LLP
10 Grosvenor Street
London W1K 4QB, United Kingdom

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580

Good Hill Partners LP
One Greenwich Office Park
Greenwich, CT 06831

P/E Global, LLC
75 State Street, 31st Floor
Boston, MA 02109

Portland Hill Asset Management Limited
21 Knightsbridge
London SW1X7LY, United Kingdom

Custodian

JPMorgan Chase & Co.
4 Chase Metrotech Center
Brooklyn, NY 11245

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
Address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

67

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

68

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104–0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

N0087 06/20

Neuberger Berman
Alternative and Multi-Asset Class Funds

Institutional Class Shares
Class A Shares
Class C Shares
Class R6 Shares

Commodity Strategy Fund

Global Allocation Fund

Long Short Fund

U.S. Equity Index PutWrite Strategy Fund

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

THE FUNDS
President's Letter	1
PORTFOLIO COMMENTARY
Commodity Strategy Fund	2
Global Allocation Fund	5
Long Short Fund	7
U.S. Equity Index PutWrite Strategy Fund	9
FUND EXPENSE INFORMATION	14
LEGEND	16
SCHEDULE OF INVESTMENTS
Commodity Strategy Fund	17
Positions by Country	19
Global Allocation Fund	22
Positions by Industry	31
Long Short Fund	41
U.S. Equity Index PutWrite Strategy Fund	63
FINANCIAL STATEMENTS	67
FINANCIAL HIGHLIGHTS (ALL CLASSES)/ PER SHARE DATA
Commodity Strategy Fund	97
Global Allocation Fund	99
Long Short Fund	101
U.S. Equity Index PutWrite Strategy Fund	103
Directory	109
Proxy Voting Policies and Procedures	110
Quarterly Portfolio Schedule	110

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2020 Neuberger Berman BD LLC, distributor. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for the Neuberger Berman Alternative and Multi-Asset Class Funds.

The record-long 11-year U.S. economic expansion abruptly ended during the six months ended April 30, 2020 (the reporting period) due to the severe impact from the COVID-19 pandemic. Forced business shutdowns, stay-at-home orders and surging unemployment all took their toll on the economy. As expected, U.S. real gross domestic product sharply contracted during the first quarter of 2020.

Given the rapid economic downturn, the U.S. Federal Reserve Board took a number of unprecedented actions, including emergency rate cuts and open-ended asset purchases, to support the economy and help stabilize financial markets. Meanwhile, the U.S. government passed an approximately $2 trillion stimulus package in an attempt to support the economy. The fiscal package also included loans to large and small companies, expanding unemployment insurance and other provisions to assist the hardest hit sectors of the economy. Overseas, the European Central Bank, the Bank of England, the Bank of Japan and other central banks also introduced aggressive stimulus measures to help mitigate the impact of the virus on their respective financial markets and economies.

Against this backdrop, global equity and fixed income markets experienced periods of extreme volatility. After reaching a record high in mid-February 2020, the U.S. stock market fell sharply and entered its first bear market (a decline of more than 20%) in more than a decade. A portion of those losses were then offset by a strong rally in April. All told, the S&P 500® Index fell –3.16% during the six months ended April 30, 2020. Meanwhile, international developed and emerging market equities, as measured by the MSCI EAFE® and MSCI Emerging Market Indices, returned –14.21% and –10.50%, respectively. In contrast, the overall U.S. fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 4.86% during the reporting period. However, a number of fixed income sectors produced weak results, including investment-grade and non-investment grade bonds and emerging market debt.

Looking ahead, we expect the global economy to continue facing significant headwinds. On the domestic front, the U.S. is a consumption/serviced-based economy whereby "shelter at home" could trigger a negative feedback loop as limited economic activity, and further job losses weigh on sentiment. Currently, the pressing question is the duration of the global contraction and the long-term implications on supply chains, manufacturing, and consumption. In our view, the downturn will profoundly impact cash flows and investment activity as management teams have limited earnings visibility. Given the current environment, we believe risk management is paramount as we strive to strike a balance between offensive and defensive elements. In our view, the market's selloff has created unique opportunities for investors with long-term time horizons. Finally, we believe coordinated monetary/fiscal stimulus across major economies holds great potential, and remain encouraged by efforts of the medical community to mitigate the impact of COVID-19.

Neuberger Berman continues to monitor the ongoing developments related to COVID-19 with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations, including all critical services. Neuberger Berman has a dedicated Business Continuity Management Team staffed with full-time professionals, who partner with over 60 Business Continuity Coordinators covering all business functions across all geographies. Neuberger Berman currently has not experienced a significant impact on its operating model. Neuberger Berman will continue to monitor efforts to contain the spread of the COVID-19 virus and the potential long-term implications on global economies. As the situation remains fluid, Neuberger Berman will continue to monitor and adapt as necessary the firm's operations and processes to most effectively manage portfolios.

Thank you for your support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

JOSEPH V. AMATO
PRESIDENT AND CEO
NEUBERGER BERMAN ALTERNATIVE FUNDS

Commodity Strategy Fund Commentary

Neuberger Berman Commodity Strategy Fund Institutional Class generated a total return of –27.70% for the six months ended April 30, 2020 (the reporting period), and underperformed its benchmark, the Bloomberg Commodity Index (the Index), which posted a –22.70% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall commodity market generated very weak results over the reporting period. Investor sentiment was initially supported by the completion of the first phase of the trade accord between the U.S. and China and continued monetary policy accommodation by the U.S. Federal Reserve Board. However, the rapidly spreading COVID-19 pandemic and concerns over its impact on the global economy sent markets into a tailspin. Meanwhile, the Russia-Saudi Arabia oil price war and falling demand pushed oil prices down sharply, before they recouped a modest portion of their losses toward the end of April, as OPEC announced supply cuts. All told, the commodity complex fell sharply over the period and underperformed other asset classes.

Looking at the commodity sectors in which the Fund invests, an overweight versus the Index to unleaded gasoline and heating oil was a headwind for relative results, as demand shocks impacted the energy sector as a whole. An out-of-benchmark position in lead hurt performance as the commodity struggled over the period. Meanwhile, an out-of-benchmark position in platinum detracted from results as the commodity suffered demand shocks amid the pandemic. Finally, an underweight position in gold detracted from returns, as safe haven assets flooded to the commodity, boosting its price.

Conversely, an underweight in WTI crude oil was the largest contributor to performance relative to the Index. The commodity experienced a severe decline in the first half of 2020, mainly due to short-term demand shocks stemming from the global pandemic. As such, the Fund's underweight was beneficial. An underweight to natural gas was also rewarded as it produced choppy returns. The Fund tends to maintain an underweight position versus the Index in natural gas given its high volatility. Elsewhere, the Fund's diversification away from live cattle and lean hogs to feeder cattle was additive for results. Finally, underweights to aluminum and copper in the industrial metals sector contributed to relative performance given price weakness.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The Fund's tactical positioning detracted from performance during the reporting period.

The impact of the global pandemic surrounding COVID-19 is so unprecedented and severe that we believe a short-term economic slowdown is inevitable, making the short-term outlook for commodities less favorable. While declines in the commodities space were to be expected based on the slowed economic state, in our view, market fear may have induced a greater commodity selloff than was warranted. As we look ahead to the second half of 2020, we remain constructive on energy sectors, particularly some of the refinery products, given the current low price level is likely unsustainable. Precious metals have continued to play an increasingly important role as safe haven assets to hedge risk and are further supported by low U.S. Treasury yields. In the meantime, we would like to reiterate our view that the U.S. and China trade deal will promote beneficial trade between the two countries, propping up commodity products as we already saw prior to the crisis. While the current set of circumstances in global financial markets is fraught with uncertainties and short-term volatility, we do believe that commodities as an asset class offers the potential for low-cost inflation hedging. With several potentially significant waves of major global fiscal stimuli already in action, these measures could have significant inflationary implications, as the markets are potentially flooded with government debt. As a separate consideration, if we go into a prolonged earnings recession and enter a regime of defaults, we believe stock markets would not be expected to provide a meaningful inflation hedge. In turn, however, we believe that an allocation to commodities (and particularly an active approach that attempts to manage the unique risks of commodities) can play an important role in a strategic portfolio and in achieving an investor's objectives over the long run.

Sincerely,

HAKAN KAYA, THOMAS SONTAG AND DAVID YI WAN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Commodity Strategy Fund

TICKER SYMBOLS

Institutional Class	NRBIX
Class A	NRBAX
Class C	NRBCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	16.4%
Corporate Bonds	52.3
Short-Term Investments	21.1
Other Assets Less Liabilities	10.2 *
Total	100.0%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

(as a % of Total Notional Value)
Commodity Futures:
Agriculture	28.3%
Energy	22.7
Industrial Metals	21.1
Livestock	4.7
Precious Metals	17.3
Softs	5.9
Total	100.0%

PERFORMANCE HIGHLIGHTS3

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2020
	Date	04/30/2020	1 Year	5 Years	Life of Fund
At NAV
Institutional Class	08/27/2012	–27.70%	–26.97%	–8.76%	–9.53%
Class A	08/27/2012	–27.86%	–27.11%	–9.09%	–9.85%
Class C	08/27/2012	–28.02%	–27.64%	–9.89%	–10.61%
With Sales Charge
Class A		–32.01%	–31.35%	–10.15%	–10.54%
Class C		–28.74%	–28.36%	–9.89%	–10.61%
Index
Bloomberg Commodity Index[1,2]		–22.70%	–23.18%	–9.07%	–10.02%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 0.97%,1.37% and 2.32% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.74%, 1.10% and 1.85% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2020 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Global Allocation Fund Commentary

Neuberger Berman Global Allocation Fund Institutional Class generated a –8.60% total return for the six month period ended April 30, 2020 (the reporting period), underperforming its blended benchmark consisting of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index (collectively, the Index), which provided a –3.75% total return for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Despite a robust finish to 2019, markets experienced a rollercoaster first four months of 2020. In the first half of the reporting period, expectations for rebounding global manufacturing, diminishing trade war risks and calming geopolitical concerns fueled equity markets to all-time highs. In the second half, global equities plunged into a bear market as the COVID-19 pandemic weighed heavily on economic activity. At the same time, oil prices collapsed in response to the tension among major oil producing countries and increasingly bearish expectations for global demand. Risk assets finished the period above the lows, assisted by trillions of dollars of monetary and fiscal stimulus and a virus curve that appeared to be peaking.

The Fund's allocations to both global equities and fixed income contributed negatively, with security selection detracting from performance. Within equities, non-U.S. developed markets strategies hurt performance the most. Within fixed income, high yield debt and bank loans were the largest detractors while investment grade bonds were the largest contributor. Opportunistic strategies detracted from fund performance, as commodities and absolute return strategies both struggled in the recent high-volatility environment. The three tactical overlays (Systematic, Fundamental and Currency) also negatively impacted performance.

The Fund's aggregate use of futures, forward foreign currency, swap and option contracts detracted from performance during the reporting period.

On a 12-month horizon, we favor high-quality U.S. large-cap equities as we believe the virus will peak in the U.S. in May or June, and subsequent outbreaks will be contained as lockdowns are lifted. We believe quality companies should have more time, more cash and more resources to survive the downturn, adapt to the new environment and sustain dividends. If the environment transitions into a more bullish scenario, which would be signaled by rapid stabilization of macroeconomic data and positive messaging from early company announcements for the second half of 2020, we would likely favor a portfolio that tilts more towards non-U.S. markets, value-oriented equities, and smaller-company stocks.

We increased our duration positioning in fixed income as market volatility over the last few months created opportunities to increase exposure to high-quality credit at attractive valuations. Within fixed income, we are bullish on investment grade credit while seeking to manage exposures to high yield and emerging market debt. We believe the U.S. Federal Reserve Board is likely to hold short-term rates at zero at least through 2021 while central bank asset purchases will provide support to high-grade bond markets. While we believe there will likely be select opportunities in higher-rated high yield and emerging market debt, the potential for short-term volatility and relative illiquidity leads us to focus on investment grade credit at this juncture. We also maintain our neutral view on commodities. Although we are cautious on oil prices given the uncertainties around timing supply and demand, we believe gold can be an attractive diversifier in portfolios due to its hedging characteristics.

We continue to believe that a flexible, multi-dimensional approach to a diversified portfolio is prudent. Our multi-asset class approach offers a global go-anywhere strategy, complemented with historically uncorrelated sources of return and a risk framework at both the security and portfolio levels, plus independent firm oversight.

Sincerely,

ERIK KNUTZEN, BRADLEY TANK AND AJAY JAIN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Global Allocation Fund

TICKER SYMBOLS

Institutional Class	NGLIX
Class A	NGLAX
Class C	NGLCX
Class R6	NRGLX

PERFORMANCE HIGHLIGHTS3

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2020
	Date	04/30/2020	1 Year	5 Year	Life of Fund
At NAV
Institutional Class	12/29/2010	–8.60%	–6.27%	1.53%	4.30%
Class A	12/29/2010	–8.70%	–6.60%	1.18%	3.93%
Class C	12/29/2010	–9.11%	–7.29%	0.42%	3.16%
Class R6[5]	01/18/2019	–8.43%	–6.09%	1.57%	4.32%
With Sales Charge
Class A		–13.92%	–11.98%	–0.01%	3.28%
Class C		–10.00%	–8.19%	0.42%	3.16%
Index
Blended Benchmark*[1,2]		–3.75%	0.01%	3.99%	5.07%
MSCI All Country World Index (Net)[1,2]		–7.68%	–4.96%	4.37%	6.52%

*  Blended Benchmark is composed of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index, rebalanced monthly.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year or period ended 2019 were 3.71%, 4.10%, 4.83% and 3.91% for Institutional Class, Class A, Class C and R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for fiscal year or period ended 2019 were 0.85%, 1.20%, 1.95%, and 0.75% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2020 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Long Short Fund Commentary

Neuberger Berman Long Short Fund Institutional Class generated a 1.77% total return for the six months ended April 30, 2020 (the reporting period), outperforming its primary benchmark, the HFRX Equity Hedge Index (the Index), which returned –7.53% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

After initially rising and reaching a record high in mid-February 2020, the U.S. stock market abruptly reversed course and fell sharply, abruptly ending the 11-year bull market. Investor sentiment was initially supported by the completion of the first phase of the trade accord between the U.S. and China and continued monetary policy accommodation by the U.S. Federal Reserve Board (Fed). However, the rapidly spreading COVID-19 pandemic and concerns over its impact on the global economy sent markets into a tailspin. Against this backdrop, market volatility was elevated and there was a substantial "flight to quality," sending U.S. Treasury yields to record lows. While aggressive actions by the Fed and a $2 trillion fiscal stimulus package helped the market to rally in April 2020, this was not enough to offset its previous losses and the S&P 500® Index returned –3.16% during the reporting period.

We maintained our constructive, albeit highly selective, outlook during the reporting period. This was reflected in the Fund's net long exposure during the period. The Fund's largest sector weights were in Information Technology and Industrials over the period.

We categorize our long investment exposure into three groups: Capital Growth, Total Return and Opportunistic. Capital Growth continues to represent our largest allocation followed by Total Return and Opportunistic. We continued to identify compelling opportunities in Capital Growth relative to Opportunistic, as the change catalyst becomes more difficult to execute at this stage of the cycle. The Fund's short exposure includes both single name "Fundamental" shorts and "Market" shorts. During the period, equity long exposure slightly decreased against the backdrop of heightened market volatility and greater sector dispersion as underlying company fundamentals came back into focus, while the Fund's Fundamental shorts increased. Market shorts that consist primarily of sector and market cap-specific indices to help manage broader portfolio exposures also slightly decreased during the period.

Equity long exposure slightly contributed to Fund performance, while Fundamental shorts further contributed to Fund performance given the overall negative move in markets. The Fund's aggregate use of futures, options and swaps contracts contributed positively to performance during the period.

Going forward, we believe the key debate revolves around the magnitude of the global deceleration of growth, coupled with the permanent loss of corporate cash flows from the slowdown in economic activity, and how much this will impede the growth in corporate earnings in the U.S. and elsewhere. We believe that recent volatility and oscillations of the stock market driven by low global interest rates will continue to occur due to the interconnectivity and tight correlations of both the global economy and the credit and equity markets. As market dynamics change, this can cause company market values to dislocate from their long-term potential values, creating potential opportunities both long and short. We remain mindful that our constructive view on risk assets is not without challenges as we enter a period of economic contraction. Given the vicissitudes of an increasingly global economy, we will continue to remain flexible in our decisions and open-minded to new ideas across different sectors, asset classes and geographies.

Sincerely,

CHARLES KANTOR AND MARC REGENBAUM
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Long Short Fund

TICKER SYMBOLS

Institutional Class	NLSIX
Class A	NLSAX
Class C	NLSCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)

	Long	Short
Common Stocks	74.2%	(15.1)%
Convertible Bonds	0.8	—
Corporate Bonds	4.0	(2.8)
Exchange-Traded Funds	0.8	—
Loan Assignments	0.8	—
Master Limited Partnerships	1.5	—
Options Purchased	0.2	—
Preferred Stocks	1.1	(0.2)
Preferred Units	0.8	—
Warrants	0.1	—
Short-Term Investments	8.6	—
Other Assets Less Liabilities	25.2 *	—
Total	118.1%	(18.1)%

*  Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2020
	Date	04/30/2020	1 Year	5 Year	Life of Fund
At NAV
Institutional Class	12/29/2011	1.77%	4.55%	3.72%	5.90%
Class A	12/29/2011	1.64%	4.20%	3.36%	5.52%
Class C	12/29/2011	1.23%	3.44%	2.59%	4.74%
With Sales Charge
Class A		–4.20%	–1.79%	2.14%	4.78%
Class C		0.24%	2.44%	2.59%	4.74%
Index
HFRX Equity Hedge Index[1,2]		–7.53%	–6.00%	–1.14%	1.76%
S&P 500® Index[1,2]		–3.16%	0.86%	9.12%	12.99%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 1.78%, 2.14% and 2.89% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended April 30, 2020 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

U.S. Equity Index PutWrite Strategy Fund Commentary

Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Institutional Class generated a total return of –7.29% over the six month period ended April 30, 2020 (the reporting period), outperforming its benchmark, a blend consisting of 42.5% CBOE S&P 500 One-Week PutWrite Index / 42.5% CBOE S&P 500 PutWrite Index / 7.5% CBOE Russell 2000 One-Week PutWrite Index / 7.5% CBOE Russell 2000 PutWrite Index (collectively, the Index), which posted a –12.99% total return during the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Just as volatility markets were healing from the 'Vol-mageddon' or 'Vol-pocalypse' of the first quarter 2018, COVID-19 set fire to global volatility markets. Rich or poor, capitalist or socialist, efficient or dysfunctional, the modern global economy was not prepared for the scope and scale of what is required (or will be required) to contain a global contagion. Option markets simply reacted accordingly and CBOE S&P 500 Volatility Index (VIX) jumped to a record close of just over 82 on March 16, 2020, but it's important to keep in mind that the sudden movement is actually a market defense mechanism. Although, once again, a move of this magnitude ended up wiping out some rather seasoned volatility strategies. March 2020 was the most volatile month on record for the S&P 500® Index. Yes, all the way back to 1928.

Over the reporting period, both S&P 500 and Russell 2000® exposures detracted from Fund performance. Despite the significant drawdown in March 2020, the Fund's systematic risk management process resulted in outperformance relative to the CBOE S&P 500 and Russell 2000 PutWrite indexes. The Fund's Russell 2000 exposure was the largest detractor to relative performance over the six month period; however, it managed to outperform the CBOE Russell 2000 PutWrite Index and CBOE Russell 2000 One-Week PutWrite Index. The Fund's collateral holdings continue to be a positive contributor to overall performance.

The Fund's average option notional exposure over the period remained consistent with strategic targets of 85% S&P 500 Index and 15% Russell 2000 Index.

It has been a long time since a sustained higher volatility environment prevailed, which makes it hard to appreciate the amount of premium collection that can potentially occur over a multiple month period. If the next 6 to 9 months resemble the last few months of the reporting period, we believe our option strategies could potentially collect significant option premiums (cash/notional exposure) by year-end which can accrue as Fund return if the underlying indexes rises or can serve to offset a portion of losses equal to the premium collected if the index declines. Even in the most bullish scenario in which markets rebound and the VIX collapses back to lower volatility levels for the remainder of the year, we believe our Fund could still maintain an attractive level of cash premiums. While cash premiums are only one aspect of the return, the longer implied volatility levels, e.g. VIX, remain in a historically high range, the more we believe our strategies can potentially benefit from additional deterioration in underlying equity indexes through the collection of option premiums.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

U.S. Equity Index PutWrite Strategy Fund

TICKER SYMBOLS

Institutional Class	NUPIX
Class A	NUPAX
Class C	NUPCX
Class R6	NUPRX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
U.S. Treasury Obligations	93.5%
Put Options Written	(1.8)
Short-Term Investments	6.7
Other Assets Less Liabilities	1.6
Total	100.0%

PERFORMANCE HIGHLIGHTS4

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2020
	Date	04/30/2020	1 Year	Life of Fund
At NAV
Institutional Class	09/16/2016	–7.29%	–3.95%	3.69%
Class A	09/16/2016	–7.48%	–4.22%	3.33%
Class C	09/16/2016	–7.84%	–5.02%	2.55%
Class R6	09/16/2016	–7.23%	–3.76%	3.79%
With Sales Charge
Class A		–12.81%	–9.74%	1.66%
Class C		–8.73%	–5.92%	2.55%
Index
42.5% CBOE S&P 500 One-Week PutWrite Index/ 42.5% CBOE S&P 500 PutWrite Index / 7.5% CBOE Russell 2000 One-Week PutWrite Index / 7.5% CBOE Russell 2000 PutWrite Index[1,2]		–12.99%	–10.69%	–0.44%
85% S&P 500® Index / 15% Russell 2000® Index[1,2]		–5.03%	–1.84%	9.83%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if NBIA had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2019 were 0.77%, 1.13%, 1.92% and 0.67% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.66%, 1.02%, 1.77% and 0.56% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended April 30, 2020 can be found in the Financial Highlights section of this report.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Endnotes

1  Please see "Glossary of Indices" on page 12 for a description of indices. Please note that individuals cannot invest directly in any index. The HFRX Equity Hedge Index does take into account fees and expenses, but not the tax consequences, of investing since it is based on the underlying hedge funds' net returns. The other indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

3  During the period from August 2012 through January 2013, Neuberger Berman Commodity Strategy Fund was relatively small, which could have impacted Fund performance. During the period from December 2010 through April 2011, Neuberger Berman Global Allocation Fund had only one shareholder and the Fund was relatively small, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund.

4  The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

5  The performance information for Class R6 prior to the class's inception date is that of the Institutional Class of Neuberger Berman Global Allocation Fund. The performance information for the Institutional Class has not been adjusted to take into account differences in class specific operating expenses. The Institutional Class has higher expenses and typically lower returns than Class R6.

For more complete information on any of the Neuberger Berman Alternative and Multi-Asset Class Funds, call us at (800) 877-9700, or visit our website at www.nb.com.

Glossary of Indices

Bloomberg Barclays Global Aggregate Index:

The index measures global investment grade debt from twenty-four different local currency markets and includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The index is largely comprised of three major regional aggregate components: the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays Pan-European Aggregate Bond Index, and the Bloomberg Barclays Asian-Pacific Aggregate Index. In addition to securities from these three indices, the Bloomberg Barclays Global Aggregate Index also includes investment grade Eurodollar, Euro-Yen, Canadian, and 144A Index-eligible securities not already in these three indices.

Bloomberg Commodity Index:

The index is a rolling index composed of exchange-traded futures contracts on physical commodities. The index relies primarily on liquidity data of futures contracts, along with U.S. dollar-adjusted production data, in determining the relative quantities of included commodities. The index is designed to be a highly liquid and diversified benchmark for commodities investments. The version of the index that is calculated on a total return basis reflects the returns on a fully collateralized investment in the underlying commodity futures contracts, combined with the returns on cash collateral invested in U.S. Treasury Bills.

CBOE Russell 2000® PutWrite Index:

The index tracks the value of a passive investment strategy, which consists of overlaying Russell 2000 (RUT) short put options over a money market account invested in one-month U.S. Treasury bills. The RUT puts are struck at-the-money and are sold on a monthly basis.

CBOE Russell 2000® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month U.S. Treasury bills. The index rolls on a weekly basis, typically every Friday.

CBOE S&P 500® PutWrite Index:

The index tracks the value of a passive investment strategy, which consists of overlaying S&P 500 (SPX) short put options over a money market account invested in one- and three-months Treasury bills. The SPX puts are struck at-the-money and are sold on a monthly basis.

CBOE S&P 500® One-Week PutWrite Index:

The index is designed to track the performance of a hypothetical strategy that sells an at-the- money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month U.S. Treasury bills. The index rolls on a weekly basis, typically every Friday.

42.5% CBOE S&P 500® One-Week PutWrite Index/42.5% CBOE S&P 500® PutWrite Index/7.5% CBOE Russell 2000® One-Week PutWrite Index/7.5% CBOE Russell 2000® PutWrite Index:

The blended index is composed of 42.5% CBOE S&P 500 One-Week PutWrite Index (described above), 42.5% CBOE S&P 500 PutWrite Index (described above), 7.5% CBOE Russell 2000 One-Week PutWrite Index (described above) and 7.5% CBOE Russell 2000 PutWrite Index (described above), and is rebalanced monthly.

Glossary of Indices (cont'd)

HFRX Equity Hedge Index:

The index comprises equity hedge strategies. Equity hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested, in equities, both long and short. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar-denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly.

MSCI All Country World Index (Net):

The index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the UAE. China A shares are included starting from June 1, 2018 and are partially represented at 20% of their free float-adjusted market capitalization as of November 2019. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Index:

The blended index is composed of 60% MSCI All Country World Index (Net) (described above) and 40% Bloomberg Barclays Global Aggregate Index (described above), and is rebalanced monthly. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000® Index:

The index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June.

S&P 500® Index:	The index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
85% S&P 500® Index/15% Russell 2000® Index:	The 85% S&P 500® Index/15% Russell 2000® Index blended index is composed of 85% S&P 500® Index (described above) and 15% Russell 2000® Index (described above), and is rebalanced monthly.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2020 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

Neuberger Berman Alternative Funds
	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During the Period(1) 11/1/19 - 4/30/20		Expense Ratio	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During the Period(2) 11/1/19 - 4/30/20		Expense Ratio
Commodity Strategy Fund
Institutional Class	$1,000.00	$723.00	$3.17	(3)	0.74%	$1,000.00	$1,021.18	$3.72	(3)	0.74%
Class A	$1,000.00	$721.40	$4.71	(3)	1.10%	$1,000.00	$1,019.39	$5.52	(3)	1.10%
Class C	$1,000.00	$719.80	$7.91	(3)	1.85%	$1,000.00	$1,015.66	$9.27	(3)	1.85%
Global Allocation Fund
Institutional Class	$1,000.00	$914.00	$2.57		0.54%	$1,000.00	$1,022.18	$2.72		0.54%
Class A	$1,000.00	$913.00	$4.28		0.90%	$1,000.00	$1,020.39	$4.52		0.90%
Class C	$1,000.00	$908.90	$7.83		1.65%	$1,000.00	$1,016.66	$8.27		1.65%
Class R6	$1,000.00	$915.70	$2.05		0.43%	$1,000.00	$1,022.73	$2.16		0.43%
Long Short Fund
Institutional Class	$1,000.00	$1,017.70	$8.83		1.76%	$1,000.00	$1,016.11	$8.82		1.76%
Class A	$1,000.00	$1,016.40	$10.53		2.10%	$1,000.00	$1,014.42	$10.52		2.10%
Class C	$1,000.00	$1,012.30	$14.21		2.84%	$1,000.00	$1,010.74	$14.20		2.84%
U.S. Equity Index PutWrite Strategy Fund
Institutional Class	$1,000.00	$927.10	$3.16		0.66%	$1,000.00	$1,021.58	$3.32		0.66%
Class A	$1,000.00	$925.20	$4.88		1.02%	$1,000.00	$1,019.79	$5.12		1.02%
Class C	$1,000.00	$921.60	$8.46		1.77%	$1,000.00	$1,016.06	$8.87		1.77%
Class R6	$1,000.00	$927.70	$2.64		0.55%	$1,000.00	$1,022.13	$2.77		0.55%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown), unless otherwise indicated.

(2)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 182/366 (to reflect the one-half year period shown).

(3)  Includes expenses of the Fund's subsidiary (See Note A of the Notes to Financial Statements).

Legend April 30, 2020 (Unaudited)

Neuberger Berman Alternative Funds

Benchmarks:

LIBOR  = London Interbank Offered Rate

SOFR  = Secured Overnight Financing Rate

Currency Abbreviations:

AUD  = Australian Dollar

BRL  = Brazilian Real

CAD  = Canadian Dollar

CHF  = Swiss Franc

CLP  = Chilean Peso

CZK  = Czech Koruna

EUR  = Euro

GBP  = Pound Sterling

HUF  = Hungarian Forint

JPY  = Japanese Yen

KRW  = South Korean Won

MXN  = Mexican Peso

NOK  = Norwegian Krone

NZD  = New Zealand Dollar

PLN  = Polish Zloty

SEK  = Swedish Krona

TRY  = Turkish Lira

USD  = United States Dollar

ZAR  = South African Rand

Non-Deliverable Forward Contracts:

BRL  = Brazilian Real

CLP  = Chilean Peso

KRW  = South Korean Won

Counterparties:

CITI  = Citibank, N.A.

GSI  = Goldman Sachs International

JPM  = JPMorgan Chase Bank N.A.

RBC  = Royal Bank of Canada

SCB  = Standard Chartered Bank

SG  = Societe Generale

SSB  = State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1M  = 1 Month

3M  = 3 Months

T  = Termination

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)
April 30, 2020

PRINCIPAL AMOUNT		VALUE
Asset-Backed Securities 16.4%
$105,801	Canadian Pacer Auto Receivables Trust, Ser. 2018-2A, Class A2A, 3.00%, due 6/21/2021	$105,949	(a)
1,110,000	Evergreen Credit Card Trust, Ser. 2018-2, Class A, (1M USD LIBOR + 0.35%), 1.16%, due 7/15/2022	1,108,779	(a)(b)
263,824	Fifth Third Auto Trust, Ser. 2019-1, Class A2B, (1M USD LIBOR + 0.17%), 0.98%, due 5/16/2022	263,479	(b)
	Ford Credit Auto Owner Trust
423,992	Ser. 2018-B, Class A2A, 2.96%, due 9/15/2021	424,881
923,725	Ser. 2019-A, Class A2A, 2.78%, due 2/15/2022	928,987
	GM Financial Automobile Leasing Trust
287,601	Ser. 2019-2, Class A2B, (1M USD LIBOR + 0.18%), 0.90%, due 6/21/2021	287,173	(b)
1,348,798	Ser. 2019-3, Class A2B, (1M USD LIBOR + 0.27%), 0.99%, due 10/20/2021	1,344,894	(b)
	GM Financial Consumer Automobile Receivables Trust
255,938	Ser. 2017-1A, Class A3, 1.78%, due 10/18/2021	256,328	(a)
400,000	Ser. 2020-1, Class A2, 1.83%, due 1/17/2023	401,584
910,000	Golden Credit Card Trust, Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 1.16%, due 10/15/2023	898,097	(a)(b)
2,060,000	Hyundai Auto Lease Securitization Trust, Ser. 2020-A, Class A2, 1.90%, due 5/16/2022	2,063,205	(a)
	Navient Student Loan Trust
595,111	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 0.99%, due 9/27/2066	587,748	(a)(b)
123,532	Ser. 2018-4A, Class A1, (1M USD LIBOR + 0.25%), 0.74%, due 6/27/2067	123,478	(a)(b)
474,645	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.99%, due 1/25/2068	465,327	(a)(b)
1,000,468	Ser. 2019-2A, Class A1, (1M USD LIBOR + 0.27%), 0.76%, due 2/27/2068	994,209	(a)(b)
1,168,439	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 0.77%, due 7/25/2068	1,156,698	(a)(b)
2,939,853	Nissan Auto Lease Trust, Ser. 2019-B, Class A2B, (1M USD LIBOR + 0.27%), 1.08%, due 10/15/2021	2,928,729	(b)
131,638	Securitized Term Auto Receivables Trust, Ser. 2019-1A, Class A2, 2.86%, due 5/25/2021	131,994	(a)
248,334	Toyota Auto Receivables Owner Trust, Ser. 2018-C, Class A2A, 2.77%, due 8/16/2021	248,930
712,158	USAA Auto Owner Trust, Ser. 2019-1, Class A2, 2.26%, due 2/15/2022	715,527
	Verizon Owner Trust
39,492	Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	39,518	(a)
1,182,087	Ser. 2018-1A, Class A1B, (1M USD LIBOR + 0.26%), 0.98%, due 9/20/2022	1,182,048	(a)(b)
1,200,000	Ser. 2019-C, Class A1B, (1M USD LIBOR + 0.42%), 1.14%, due 4/22/2024	1,188,543	(b)
	World Omni Auto Receivables Trust
71,055	Ser. 2018-C, Class A2, 2.80%, due 1/18/2022	71,193
590,852	Ser. 2019-A, Class A2, 3.02%, due 4/15/2022	593,921
	Total Asset-Backed Securities (Cost $18,563,366)	18,511,219
Corporate Bonds 52.3%
Auto Manufacturers 5.1%
	BMW U.S. Capital LLC
1,605,000	(3M USD LIBOR + 0.37%), 2.07%, due 8/14/2020	1,597,700	(a)(b)
680,000	(3M USD LIBOR + 0.41%), 1.72%, due 4/12/2021	668,391	(a)(b)
1,610,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 2.59%, due 2/15/2022	1,524,589	(a)(b)
1,965,000	Harley-Davidson Financial Services, Inc., (3M USD LIBOR + 0.50%), 2.20%, due 5/21/2020	1,964,918	(a)(b)
		5,755,598
Banks 15.5%
415,000	Capital One N.A., (3M USD LIBOR + 1.15%), 1.91%, due 1/30/2023	400,195	(b)
1,490,000	Citigroup, Inc., (3M USD LIBOR + 0.96%), 1.95%, due 4/25/2022	1,478,601	(b)
2,575,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 2.43%, due 2/23/2023	2,522,676	(b)
2,260,000	HSBC Holdings PLC, (3M USD LIBOR + 0.60%), 2.29%, due 5/18/2021	2,259,854	(b)
3,865,000	Morgan Stanley, (SOFR + 0.70%), 0.73%, due 1/20/2023	3,726,689	(b)
880,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 2.20%, due 6/1/2021	875,825	(b)
2,005,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.51%, due 1/27/2023	1,930,918	(b)
2,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 1.40%, due 12/9/2022	2,150,994	(b)

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)
(cont'd)

PRINCIPAL AMOUNT		VALUE
$1,570,000	Wells Fargo Bank N.A., (3M USD LIBOR + 0.31%), 1.53%, due 1/15/2021	$1,566,876	(b)
640,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 1.70%, due 1/13/2023	630,977	(b)
		17,543,605
Diversified Financial Services 2.5%
2,820,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 1.95%, due 3/9/2022	2,771,989	(b)
Electric 2.0%
2,280,000	Florida Power & Light Co., (3M USD LIBOR + 0.40%), 2.14%, due 5/6/2022	2,259,731	(b)
Gas 2.4%
2,780,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 1.34%, due 6/15/2021	2,755,392	(b)
Insurance 3.1%
1,513,000	Marsh & McLennan Cos., Inc., (3M USD LIBOR + 1.20%), 2.57%, due 12/29/2021	1,513,000	(b)
2,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 1.75%, due 7/12/2022	1,999,000	(a)(b)
		3,512,000
Machinery—Construction & Mining 1.8%
2,000,000	Caterpillar Financial Services Corp., (3M USD LIBOR + 0.23%), 0.97%, due 3/15/2021	1,993,045	(b)
Machinery Diversified 0.7%
790,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 2.09%, due 4/5/2023	768,865	(a)(b)
Media 1.2%
220,000	Comcast Corp., (3M USD LIBOR + 0.44%), 1.87%, due 10/1/2021	219,619	(b)
1,170,000	TWDC Enterprises 18 Corp., (3M USD LIBOR + 0.39%), 1.64%, due 3/4/2022	1,163,824	(b)
		1,383,443
Oil & Gas 1.1%
1,250,000	BP Capital PLC, (3M USD LIBOR + 0.87%), 1.61%, due 9/16/2021	1,226,859	(b)
Pharmaceuticals 8.6%
2,975,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 2.35%, due 11/21/2022	2,921,034	(a)(b)
1,630,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63%), 1.85%, due 6/25/2021	1,602,361	(a)(b)
1,240,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 2.07%, due 5/16/2022	1,234,482	(a)(b)
1,045,000	Cigna Corp., (3M USD LIBOR + 0.65%), 1.49%, due 9/17/2021	1,027,371	(b)
2,870,000	CVS Health Corp., (3M USD LIBOR + 0.72%), 1.72%, due 3/9/2021	2,864,146	(b)
		9,649,394
Pipelines 1.8%
2,205,000	MPLX L.P., (3M USD LIBOR + 0.90%), 1.90%, due 9/9/2021	2,074,448	(b)

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)
(cont'd)

PRINCIPAL AMOUNT		VALUE
Telecommunications 6.5%
	AT&T, Inc.
$3,475,000	(3M USD LIBOR + 0.95%), 2.17%, due 7/15/2021	$3,470,055	(b)
115,000	(3M USD LIBOR + 0.89%), 2.59%, due 2/15/2023	111,901	(b)
3,700,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00%), 1.74%, due 3/16/2022	3,704,737	(b)
		7,286,693
	Total Corporate Bonds (Cost $59,951,144)	58,981,062
NUMBER OF SHARES
Short-Term Investments 21.1%
Investment Companies 21.1%
23,797,422	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.22%(c) (Cost $23,797,422)	23,797,422	(d)
	Total Investments 89.8% (Cost $102,311,932)	101,289,703
	Other Assets Less Liabilities 10.2%	11,511,053	(e)
	Net Assets 100.0%	$112,800,756

(a)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2020, these securities amounted to $23,394,718, which represents 20.7% of net assets of the Fund.

(b)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2020 and changes periodically.

(c)  Represents 7-day effective yield as of April 30, 2020.

(d)  All or a portion of this security is segregated in connection with obligations for futures with a total value of $23,797,422.

(e)  Includes the impact of the Fund's open positions in derivatives at April 30, 2020.

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$62,929,988	55.7%
Germany	5,393,041	4.8%
United Kingdom	4,362,538	3.9%
Canada	4,175,737	3.7%
Australia	630,977	0.6%
Short-Term Investments and Other Assets—Net	35,308,475	31.3%
	$112,800,756	100.0%

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)
(cont'd)

Derivative Instruments

Futures contracts ("futures")

At April 30, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2020	174	Lead	$7,039,388	$(1,346,586)
5/2020	76	Nickel	5,534,928	(301,185)
5/2020	93	Primary Aluminum	3,410,194	(712,314)
5/2020	143	Zinc	6,917,589	(1,183,123)
6/2020	58	Gold 100 oz.	9,826,360	970,330
6/2020	87	Lean Hogs	2,051,460	(457,166)
6/2020	55	Live Cattle	1,890,900	(224,952)
6/2020	3	Palladium	586,800	(56,453)
7/2020	94	Cocoa	2,269,160	5,037
7/2020	36	Coffee 'C'	1,435,050	(62,678)
7/2020	96	Copper	5,625,600	(87,267)
7/2020	590	Corn	9,440,000	(2,084,760)
7/2020	65	Cotton No.2	1,863,225	(40,043)
7/2020	180	Hard Red Winter Wheat	4,392,000	(105,531)
7/2020	134	Lead	5,470,550	(144,570)
7/2020	62	Nickel	4,532,076	(79,397)
7/2020	114	Platinum	4,634,100	230,601
7/2020	95	Primary Aluminum	3,538,156	(22,167)
7/2020	130	RBOB Gasoline	4,411,134	51,652
7/2020	54	Silver	4,042,710	224,206
7/2020	107	Soybean	4,575,588	(321,599)
7/2020	193	Soybean Meal	5,695,430	(257,255)
7/2020	160	Soybean Oil	2,553,600	(2,492)
7/2020	82	Sugar 11	952,381	(105,991)
7/2020	176	Wheat	4,613,400	(344,222)
7/2020	116	Zinc	5,621,650	(52,290)
8/2020	20	Cattle Feeder	1,265,000	(29,895)
9/2020	125	Natural Gas	2,913,750	127,569
10/2020	158	Brent Crude Oil	5,206,100	(575,420)
12/2020	109	Low Sulphur Gasoil	3,319,050	(403,813)
12/2020	134	New York Harbor ULSD	5,877,320	(672,991)
12/2020	115	WTI Crude Oil	3,406,300	(433,673)
Total Long Positions			$134,910,949	$(8,498,438)

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)
(cont'd)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2020	174	Lead	$(7,039,388)	$298,297
5/2020	76	Nickel	(5,534,928)	60,177
5/2020	93	Primary Aluminum	(3,410,194)	68,864
5/2020	143	Zinc	(6,917,589)	38,648
7/2020	10	Lead	(408,250)	(7,437)
7/2020	5	Nickel	(365,490)	485
7/2020	16	Primary Aluminum	(595,900)	(1,182)
7/2020	2	Zinc	(96,925)	(1,585)
Total Short Positions			$(24,368,664)	$456,267
Total Futures				$(8,042,171)

At April 30, 2020, the Fund had $20,443,752 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2020, the average notional value of futures for the Fund was $166,527,877 for long positions and $(17,066,688) for short positions.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$18,511,219	$—	$18,511,219
Corporate Bonds(a)	—	58,981,062	—	58,981,062
Short-Term Investments	—	23,797,422	—	23,797,422
Total Investments	$—	$101,289,703	$—	$101,289,703

(a)  The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$2,075,866	$—	$—	$2,075,866
Liabilities	(10,118,037)	—	—	(10,118,037)
Total	$(8,042,171)	$—	$—	$(8,042,171)

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited)
April 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 39.0%
Australia 0.6%
1,515	Aurizon Holdings Ltd.	$4,602
1,040	BHP Group Ltd.	21,231
61	BHP Group PLC	1,027
12	BHP Group PLC ADR	401
191	Caltex Australia Ltd.	3,075
604	Fortescue Metals Group Ltd.	4,616
150	Rio Tinto Ltd.	8,454
547	Rio Tinto PLC	25,384
26	Rio Tinto PLC ADR	1,201
1,274	Santos Ltd.	4,051
200	Woodside Petroleum Ltd.	2,864
		76,906
Austria 0.1%
111	OMV AG	3,637
289	Telekom Austria AG	2,033
		5,670
Belgium 0.0%(a)
80	Proximus SADP	1,707
Canada 0.8%
63	Barrick Gold Corp.	1,620
112	BCE, Inc.	4,529
210	Brookfield Asset Management, Inc. Class A	7,102
303	Enbridge, Inc.	9,284
15	Enbridge, Inc.	460
209	Great-West Lifeco, Inc.	3,441
273	National Bank of Canada	11,011
314	Power Corp. of Canada	5,022
100	Rogers Communications, Inc. Class B	4,188
537	Sun Life Financial, Inc.	18,406
28	Suncor Energy, Inc.	500
652	Toronto-Dominion Bank	27,243
		92,806
China 0.1%
79	Alibaba Group Holding Ltd. ADR	16,011	*
Denmark 0.2%
53	Carlsberg A/S Class B	6,683
235	Novo Nordisk A/S Class B	14,988
		21,671
Finland 0.2%
107	Elisa OYJ	6,501
226	Neste OYJ	8,007
407	UPM-Kymmene OYJ	11,266
		25,774
France 0.6%
116	Capgemini SE	10,899
111	Cie Generale des Etablissements Michelin SCA	10,838
173	Edenred	6,971
11	Hermes International	8,050
3	Kering SA	1,513
NUMBER OF SHARES		VALUE
147	Klepierre SA	$2,973
92	Sanofi	8,992
265	Schneider Electric SE	24,237
57	Vinci SA	4,666
		79,139
Germany 0.1%
66	Allianz SE	12,214
58	Deutsche Telekom AG	847
		13,061
Hong Kong 0.3%
1,423	CLP Holdings Ltd.	15,232
2,852	HKT Trust & HKT Ltd.	4,602	(q)
949	Power Assets Holdings Ltd.	6,359
1,898	Sino Land Co. Ltd.	2,652
949	Wharf Real Estate Investment Co. Ltd.	4,018
		32,863
Ireland 0.1%
158	CRH PLC	4,770
Israel 0.1%
1,325	Bank Leumi Le-Israel BM	7,180
54	Check Point Software Technologies Ltd.	5,710	*
20	Wix.com Ltd.	2,616	*
		15,506
Italy 0.2%
823	Assicurazioni Generali SpA	11,738
8,314	Intesa Sanpaolo SpA	12,965
467	Mediobanca Banca di Credito Finanziario SpA	2,706
		27,409
Japan 2.0%
285	Ajinomoto Co., Inc.	5,076
95	Asahi Group Holdings Ltd.	3,267
1,227	Astellas Pharma, Inc.	20,294
95	Daito Trust Construction Co. Ltd.	9,033
141	Daiwa House Industry Co. Ltd.	3,573
95	EDION Corp.	826
238	FUJIFILM Holdings Corp.	11,337
77	Fujitsu Ltd.	7,480
190	Hankyu Hanshin Holdings, Inc.	6,500
658	Inpex Corp.	4,248
942	ITOCHU Corp.	18,468
847	Japan Tobacco, Inc.	15,774
476	Nippon Telegraph & Telephone Corp.	10,840
380	Nomura Research Institute Ltd.	9,303
571	NTT DOCOMO, Inc.	16,828
473	Sekisui House Ltd.	8,114
474	Shimizu Corp.	3,640
285	Shionogi & Co. Ltd.	15,740
1,416	Sumitomo Corp.	16,018
95	Sumitomo Mitsui Financial Group, Inc.	2,498
380	Tokio Marine Holdings, Inc.	17,828
29	Tokyo Electron Ltd.	6,176
474	Toyota Motor Corp.	29,306
285	USS Co. Ltd.	4,513
		246,680

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Netherlands 0.7%
76	ASML Holding NV	$21,921
52	ASML Holding NV	15,423
1,100	Koninklijke Ahold Delhaize NV	26,712
83	Randstad NV	3,332
253	Wolters Kluwer NV	18,609
		85,997
Norway 0.1%
495	DNB ASA	6,001
261	Equinor ASA	3,654
		9,655
Peru 0.0%(a)
12	Southern Copper Corp.	389
Singapore 0.1%
2,171	Ascendas Real Estate Investment Trust	4,540
665	Singapore Exchange Ltd.	4,535
1,322	Wilmar International Ltd.	3,329
		12,404
South Africa 0.0%(a)
145	Anglo American PLC	2,585
Spain 0.4%
1,517	Banco Bilbao Vizcaya Argentaria SA	4,966
281	Endesa SA	6,236
952	Iberdrola SA	9,535
817	Industria de Diseno Textil SA	20,816
259	Naturgy Energy Group SA	4,572
379	Red Electrica Corp. SA	6,668
		52,793
Sweden 0.2%
605	Hennes & Mauritz AB, B Shares	8,447
146	Investor AB, B Shares	7,351
958	Skandinaviska Enskilda Banken AB, Class A	7,889
383	Tele2 AB, B Shares	4,970
		28,657
Switzerland 0.9%
111	Adecco Group AG	4,866
143	Nestle SA	15,096
50	Nestle SA ADR	5,255
208	Novartis AG	17,726
26	Novartis AG ADR	2,203
69	Roche Holding AG	23,980
79	Roche Holding AG ADR	3,434
60	Swiss Prime Site AG	5,700
15	Swisscom AG	7,798
72	Zurich Insurance Group AG	22,922
		108,980
United Kingdom 1.1%
75	Aon PLC	12,950
309	Ashtead Group PLC	8,465
77	Berkeley Group Holdings PLC	4,057
257	British American Tobacco PLC	9,971
NUMBER OF SHARES		VALUE
882	GlaxoSmithKline PLC	$18,452
292	Halma PLC	7,686
48	Linde PLC	8,832
17,926	Lloyds Banking Group PLC	7,279
101	Next PLC	6,012
777	RELX PLC	17,581
760	Sage Group PLC	6,126
795	Segro PLC	8,307
2,287	Taylor Wimpey PLC	4,236
249	Unilever NV	12,437
163	Unilever PLC	8,421
		140,812
United States 30.1%
305	AbbVie, Inc.	25,071
126	Activision Blizzard, Inc.	8,030
85	Advance Auto Parts, Inc.	10,277
420	Aflac, Inc.	15,641
38	Air Products & Chemicals, Inc.	8,572
56	Alcoa Corp.	456	*
59	Alexion Pharmaceuticals, Inc.	6,341	*
58	Alliant Energy Corp.	2,816
162	Allstate Corp.	16,479
76	Alphabet, Inc. Class A	102,349	*
22	Alphabet, Inc. Class C	29,671	*
888	Altice USA, Inc. Class A	23,061	*
542	Altria Group, Inc.	21,274
86	Amazon.com, Inc.	212,764	*
50	Ameren Corp.	3,638
92	American Electric Power Co., Inc.	7,646
93	American Homes 4 Rent Class A	2,245
272	Americold Realty Trust	8,320
102	Ameriprise Financial, Inc.	11,724
54	AMETEK, Inc.	4,529
113	Amphenol Corp. Class A	9,973
178	Analog Devices, Inc.	19,509
27	Anthem, Inc.	7,580
10	Apergy Corp.	92	*
755	Apple, Inc.	221,819
42	Aptiv PLC	2,921
28	Arthur J. Gallagher & Co.	2,198
25	Ashland Global Holdings, Inc.	1,542
97	Assurant, Inc.	10,305
1,250	AT&T, Inc.	38,088
110	Athene Holding Ltd. Class A	2,970	*
15	Autodesk, Inc.	2,807	*
375	Bellring Brands, Inc. Class A	6,574	*
54	Berkshire Hathaway, Inc. Class B	10,117	*
103	Best Buy Co., Inc.	7,903
13	Biogen, Inc.	3,859	*
69	BioMarin Pharmaceutical, Inc.	6,349	*
97	Black Knight, Inc.	6,845	*
12	BlackRock, Inc.	6,024
210	Blackstone Group, Inc. Class A	10,970
60	Boeing Co.	8,461
267	Boston Scientific Corp.	10,007	*
836	Bristol-Myers Squibb Co.	50,837
265	Cabot Oil & Gas Corp.	5,729
9	Cactus, Inc. Class A	160
50	Camden Property Trust	4,404
234	Carlyle Group, Inc.	5,485

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
46	Caterpillar, Inc.	$5,353
164	CDW Corp.	18,171
30	Cheniere Energy, Inc.	1,401	*
554	Chevron Corp.	50,968	(b)
94	Chubb Ltd.	10,153
44	Cigna Corp.	8,614
1,355	Cisco Systems, Inc.	57,425	(b)
1,076	Citigroup, Inc.	52,251
441	Citizens Financial Group, Inc.	9,874
63	CMS Energy Corp.	3,597
96	Colfax Corp.	2,476	*
1,442	Comcast Corp. Class A	54,262
20	Concho Resources, Inc.	1,134
652	ConocoPhillips	27,449
52	Constellation Brands, Inc. Class A	8,564
42	Cooper Cos., Inc.	12,041
16	Crowdstrike Holdings, Inc. Class A	1,083	*
4	Crown Castle International Corp.	638
29	Crown Holdings, Inc.	1,868	*
553	CSX Corp.	36,625
33	Cummins, Inc.	5,396
28	Deere & Co.	4,062
63	Delta Air Lines, Inc.	1,632
65	Devon Energy Corp.	811
136	DISH Network Corp. Class A	3,402	*
77	Dollar General Corp.	13,498
78	Dominion Energy, Inc.	6,016
82	Dover Corp.	7,679
226	DraftKings, Inc. Class A	4,398	*
69	DTE Energy Co.	7,158
68	Duke Energy Corp.	5,757
465	Eaton Corp. PLC	38,828	(b)
25	Ecolab, Inc.	4,838
27	eHealth, Inc.	2,881	*
67	Electronic Arts, Inc.	7,655	*
161	Eli Lilly & Co.	24,897
61	Emerson Electric Co.	3,479
58	Entegris, Inc.	3,145
223	EOG Resources, Inc.	10,595
23	Equifax, Inc.	3,195
340	Equitable Holdings, Inc.	6,229
285	Equity LifeStyle Properties, Inc.	17,188
133	Equity Residential	8,653
24	Everest Re Group Ltd.	4,155
222	Evergy, Inc.	12,971
50	Eversource Energy	4,035
187	Exelon Corp.	6,934
299	Exxon Mobil Corp.	13,895
20	Facebook, Inc. Class A	4,094	*
30	FedEx Corp.	3,803
132	Fidelity National Financial, Inc.	3,571
161	Fidelity National Information Services, Inc.	21,234
30	FMC Corp.	2,757
142	Gaming and Leisure Properties, Inc.	4,010
143	General Motors Co.	3,187
386	Hartford Financial Services Group, Inc.	14,664
40	HCA Healthcare, Inc.	4,395
88	HD Supply Holdings, Inc.	2,612	*
66	Hill-Rom Holdings, Inc.	7,424
NUMBER OF SHARES		VALUE
282	Home Depot, Inc.	$61,992
322	Honeywell International, Inc.	45,692
533	Host Hotels & Resorts, Inc.	6,561
34	Humana, Inc.	12,982
15	IBM Corp.	1,883
160	IHS Markit Ltd.	10,768
65	Illinois Tool Works, Inc.	10,563
17	Illumina, Inc.	5,424	*
426	Intel Corp.	25,551
247	Intercontinental Exchange, Inc.	22,094
279	International Paper Co.	9,556
59	Intuit, Inc.	15,919
93	Invitation Homes, Inc.	2,199
34	Jacobs Engineering Group, Inc.	2,814
643	Johnson & Johnson	96,476	(b)
164	Johnson Controls International PLC	4,774
668	JPMorgan Chase & Co.	63,968	(b)
125	Lam Research Corp.	31,910
242	Las Vegas Sands Corp.	11,621
6	Lear Corp.	586
84	Leidos Holdings, Inc.	8,300
75	Lennar Corp. Class A	3,755
399	LKQ Corp.	10,434	*
26	Lockheed Martin Corp.	10,116
89	Lowe's Cos., Inc.	9,323
36	LyondellBasell Industries NV Class A	2,086
60	Marriott International, Inc. Class A	5,456
11	Martin Marietta Materials, Inc.	2,093
281	McDonald's Corp.	52,704
547	Medtronic PLC	53,404	(b)
194	Merck & Co., Inc.	15,392
1,402	Microsoft Corp.	251,252	(b)
84	Mid-America Apartment Communities, Inc.	9,401
15	Mohawk Industries, Inc.	1,316	*
362	Mondelez International, Inc. Class A	18,621
130	Monster Beverage Corp.	8,035	*
759	Morgan Stanley	29,927
186	Motorola Solutions, Inc.	26,749
33	Netflix, Inc.	13,855	*
79	Newmont Goldcorp Corp.	4,699
22	NextEra Energy Partners LP	1,106
44	NextEra Energy, Inc.	10,169
121	NIKE, Inc. Class B	10,549
87	NiSource, Inc.	2,185
39	Northrop Grumman Corp.	12,896
76	Nucor Corp.	3,130
168	nVent Electric PLC	3,133
28	OGE Energy Corp.	883
174	Omnicom Group, Inc.	9,923
52	ONEOK, Inc.	1,556
136	Oracle Corp.	7,204
55	Otis Worldwide Corp.	2,800	*
69	Packaging Corp. of America	6,669
241	Peloton Interactive, Inc. Class A	7,592	*
380	PepsiCo, Inc.	50,270
708	Pfizer, Inc.	27,159
90	Philip Morris International, Inc.	6,714
50	Phillips 66	3,659
28	Pioneer Natural Resources Co.	2,501

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
289	PNC Financial Services Group, Inc.	$30,828	(b)
167	PPG Industries, Inc.	15,169
661	Procter & Gamble Co.	77,912
247	Progressive Corp.	19,093
80	Prologis, Inc.	7,138
48	Proofpoint, Inc.	5,843	*
154	Public Service Enterprise Group, Inc.	7,809
214	PulteGroup, Inc.	6,050
77	Range Resources Corp.	449
1	Raytheon Technologies Corp.	65
465	RealReal, Inc.	5,459	*
21	Regeneron Pharmaceuticals, Inc.	11,043	*
29	Reliance Steel & Aluminum Co.	2,598
43	S&P Global, Inc.	12,594
209	SailPoint Technologies Holding, Inc.	3,885	*
98	salesforce.com, Inc.	15,871	*
24	SBA Communications Corp.	6,958
108	Schlumberger Ltd.	1,817
19	Sempra Energy	2,353
115	Sensata Technologies Holding PLC	4,184	*
21	ServiceNow, Inc.	7,382	*
23	Sherwin-Williams Co.	12,337
359	Simply Good Foods Co.	6,767	*
57	Smartsheet, Inc. Class A	3,005	*
52	Southwest Airlines Co.	1,625
181	Sprouts Farmers Market, Inc.	3,761	*
50	Stanley Black & Decker, Inc.	5,510
647	Starwood Property Trust, Inc.	8,372
232	Steel Dynamics, Inc.	5,631
577	T-Mobile US, Inc.	50,661	*
383	TE Connectivity Ltd.	28,135
12	Teladoc Health, Inc.	1,975	*
535	Texas Instruments, Inc.	62,097	(b)
85	Textron, Inc.	2,241
186	Thermo Fisher Scientific, Inc.	62,251
30	Toll Brothers, Inc.	721
NUMBER OF SHARES		VALUE
151	Trane Technologies PLC	$13,200
17	TransDigm Group, Inc.	6,172
109	TransUnion	8,588
188	Travelers Cos., Inc.	19,027
42	Uber Technologies, Inc.	1,271	*
301	Union Pacific Corp.	48,097
69	United Parcel Service, Inc. Class B	6,532
26	United Rentals, Inc.	3,341	*
214	UnitedHealth Group, Inc.	62,589	(b)
25	Universal Display Corp.	3,753
38	Valero Energy Corp.	2,407
17	Verisk Analytics, Inc.	2,598
687	Verizon Communications, Inc.	39,468
52	Vertex Pharmaceuticals, Inc.	13,062	*
233	Virgin Galactic Holdings, Inc.	4,105	*
279	Visa, Inc. Class A	49,863
402	Vistra Energy Corp.	7,855
26	W.W. Grainger, Inc.	7,165
440	Walmart, Inc.	53,482	(b)
45	Waste Connections, Inc.	3,866
150	WEC Energy Group, Inc.	13,583
37	Western Digital Corp.	1,705
22	Westlake Chemical Corp.	956
36	WEX, Inc.	4,764	*
139	Weyerhaeuser Co.	3,040
129	Williams Cos., Inc.	2,499
76	WP Carey, Inc.	4,999
102	WPX Energy, Inc.	625	*
25	WR Grace & Co.	1,181
67	XPO Logistics, Inc.	4,472	*
42	Zimmer Biomet Holdings, Inc.	5,027
341	Zoetis, Inc.	44,095
		3,746,837
Total Common Stocks (Cost $4,861,785)		4,849,082
PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 2.8%
$50,000	U.S. Treasury Bill, 1.51%, due 5/28/2020	49,998	(c)
25,000	U.S. Treasury Bond, 2.75%, due 8/15/2042	32,473
104,890	U.S. Treasury Inflation-Indexed Bond, 1.00%, due 2/15/2048	137,220	(b)(d)
	U.S. Treasury Notes
35,000	2.50%, due 6/30/2020	35,138
40,000	2.25%, due 4/15/2022	41,597
20,000	2.75%, due 2/15/2028	23,321
30,000	1.75%, due 11/15/2029	33,094
	Total U.S. Treasury Obligations (Cost $327,104)	352,841
U.S. Government Agency Securities 1.0%
80,000	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost 104,022)	125,367

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Mortgage-Backed Securities 13.7%
Collateralized Mortgage Obligations 2.0%
	Fannie Mae Connecticut Avenue Securities
$27,649	Ser. 2017-C02, Class 2M2 (1M USD LIBOR + 3.65%), 4.14%, due 9/25/2029	$26,121	(e)
25,000	Ser. 2017-C03, Class 1M2 (1M USD LIBOR + 3.00%), 3.49%, due 10/25/2029	23,652	(e)
70,000	Ser. 2017-C04, Class 2M2 (1M USD LIBOR + 2.85%), 3.34%, due 11/25/2029	64,133	(e)
69,420	Ser. 2017-C05, Class 1M2 (1M USD LIBOR + 2.20%), 2.69%, due 1/25/2030	64,275	(e)
51,282	Ser. 2017-C06, Class 1M2 (1M USD LIBOR + 2.65%), 3.14%, due 2/25/2030	46,522	(e)
16,563	Ser. 2017-C06, Class 2M2 (1M USD LIBOR + 2.80%), 3.29%, due 2/25/2030	14,605	(e)
8,744	Ser. 2018-C02, Class 2M2 (1M USD LIBOR + 2.20%), 2.69%, due 8/25/2030	7,645	(e)
		246,953
Ginnie Mae 2.5%
	Pass-Through Certificates
25,000	2.50%, TBA, 30 Year Maturity	26,372	(f)
160,000	3.00%, TBA, 30 Year Maturity	170,270	(f)
110,000	3.50%, TBA, 30 Year Maturity	116,703	(f)
		313,345
Uniform Mortgage-Backed Securities 9.2%
	Pass-Through Certificates
125,000	2.50%, TBA, 15 Year Maturity	130,694	(f)
80,000	3.50%, TBA, 30 Year Maturity	84,550	(f)
80,000	3.00%, TBA, 15 Year Maturity	84,360	(f)
410,000	2.50%, TBA, 30 Year Maturity	432,806	(f)
390,000	2.50%, TBA, 30 Year Maturity	406,103	(f)
		1,138,513
	Total Mortgage-Backed Securities (Cost $1,719,098)	1,698,811
Corporate Bonds 15.5%
Belgium 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
15,000	4.60%, due 4/15/2048	16,536
20,000	4.75%, due 4/15/2058	22,382
15,000	5.80%, due 1/23/2059	19,712
		58,630
Canada 0.1%
10,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	9,104
Ireland 0.2%
25,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	21,640
Mexico 0.2%
25,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	24,762	(g)

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
United Kingdom 0.7%
$15,000	AstraZeneca PLC, 3.50%, due 8/17/2023	$16,116
10,000	BAT Capital Corp., 4.91%, due 4/2/2030	11,239
30,000	British Telecommunications PLC, 3.25%, due 11/8/2029	30,179	(g)
30,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	29,450	(h)(i)
		86,984
United States 13.8%
30,000	Abbott Laboratories, 3.75%, due 11/30/2026	34,650
	AbbVie, Inc.
5,000	2.95%, due 11/21/2026	5,292	(g)
10,000	3.20%, due 11/21/2029	10,565	(g)
10,000	4.05%, due 11/21/2039	11,026	(g)
20,000	4.70%, due 5/14/2045	23,719
25,000	4.25%, due 11/21/2049	28,679	(g)
25,000	Air Lease Corp., 2.30%, due 2/1/2025	21,832
20,000	Apple, Inc., 4.65%, due 2/23/2046	27,116
	AT&T, Inc.
5,000	4.35%, due 6/15/2045	5,467
25,000	5.45%, due 3/1/2047	31,603
40,000	4.50%, due 3/9/2048	45,341
20,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	20,777
	Bank of America Corp.
15,000	2.74%, due 1/23/2022	15,097	(h)
20,000	3.71%, due 4/24/2028	21,823	(h)
15,000	3.97%, due 3/5/2029	16,661	(h)
15,000	2.50%, due 2/13/2031	15,163	(h)
10,000	4.08%, due 3/20/2051	11,987	(h)
10,000	Berkshire Hathaway Energy Co., 4.25%, due 10/15/2050	12,706	(g)
25,000	BMW U.S. Capital LLC, 3.90%, due 4/9/2025	26,612	(g)
	Boeing Co.
5,000	3.90%, due 5/1/2049	4,177
5,000	3.75%, due 2/1/2050	3,979
25,000	5.81%, due 5/1/2050	25,000	(j)(k)
40,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	45,169
15,000	Cigna Corp., 3.20%, due 3/15/2040	15,320
	Citigroup, Inc.
30,000	3.89%, due 1/10/2028	32,334	(h)
10,000	3.52%, due 10/27/2028	10,610	(h)
15,000	2.98%, due 11/5/2030	15,302	(h)
45,000	4.41%, due 3/31/2031	51,681	(h)
	Comcast Corp.
10,000	4.00%, due 8/15/2047	11,864
25,000	4.95%, due 10/15/2058	35,018
15,000	Concho Resources, Inc., 4.88%, due 10/1/2047	14,807
10,000	Consolidated Edison Co. of New York, Inc., 3.95%, due 4/1/2050	11,892
	CVS Health Corp.
20,000	4.30%, due 3/25/2028	22,536
10,000	4.13%, due 4/1/2040	11,193
25,000	5.05%, due 3/25/2048	31,437
30,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	31,714	(g)
	DTE Energy Co.
10,000	2.53%, due 10/1/2024	10,176
20,000	3.40%, due 6/15/2029	20,664
	Energy Transfer Operating L.P.
30,000	6.63%, due 2/15/2028	21,489	(h)(i)
35,000	7.13%, due 5/15/2030	27,891	(h)(i)
15,000	3.75%, due 5/15/2030	13,592
15,000	6.25%, due 4/15/2049	14,921

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$20,000	Essential Utilities, Inc., 3.35%, due 4/15/2050	$20,847
20,000	Evergy, Inc., 2.90%, due 9/15/2029	20,475
25,000	Exxon Mobil Corp., 3.45%, due 4/15/2051	27,106
25,000	Fox Corp., 5.58%, due 1/25/2049	34,010
	General Electric Co.
20,000	5.88%, due 1/14/2038	22,714
15,000	4.35%, due 5/1/2050	15,055
5,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	4,931
	Goldman Sachs Group, Inc.
15,000	3.69%, due 6/5/2028	15,991	(h)
20,000	3.81%, due 4/23/2029	21,586	(h)
5,000	4.02%, due 10/31/2038	5,478	(h)
10,000	5.15%, due 5/22/2045	12,147
15,000	HCA, Inc., 5.25%, due 6/15/2049	17,618
15,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	13,867
25,000	IBM Corp., 4.25%, due 5/15/2049	30,551
	JPMorgan Chase & Co.
10,000	4.49%, due 3/24/2031	11,829	(h)
20,000	3.11%, due 4/22/2041	20,699	(h)
20,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	20,989
30,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	34,341
15,000	KLA Corp., 3.30%, due 3/1/2050	14,620
5,000	Kroger Co., 5.40%, due 1/15/2049	6,577
25,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	25,141
	McDonald's Corp.
5,000	2.13%, due 3/1/2030	4,978
15,000	3.60%, due 7/1/2030	16,906
5,000	3.63%, due 9/1/2049	5,470
	Morgan Stanley
30,000	3.59%, due 7/22/2028	32,448	(h)
10,000	3.62%, due 4/1/2031	10,992	(h)
	MPLX L.P.
5,000	4.00%, due 3/15/2028	4,739
30,000	4.70%, due 4/15/2048	26,795
10,000	Mylan NV, 3.95%, due 6/15/2026	10,616
20,000	Mylan, Inc., 4.55%, due 4/15/2028	21,914
	Occidental Petroleum Corp.
20,000	3.20%, due 8/15/2026	14,400
20,000	3.50%, due 8/15/2029	14,004
10,000	4.30%, due 8/15/2039	6,275
	Oracle Corp.
10,000	3.60%, due 4/1/2050	11,358
10,000	3.85%, due 4/1/2060	11,586
	Plains All American Pipeline L.P./PAA Finance Corp.
18,000	4.65%, due 10/15/2025	16,950
50,000	3.55%, due 12/15/2029	42,678
40,000	Synchrony Financial, 2.85%, due 7/25/2022	38,834
	T-Mobile USA, Inc.
15,000	4.38%, due 4/15/2040	16,943	(g)
25,000	4.50%, due 4/15/2050	29,129	(g)
25,000	Verizon Communications, Inc., 4.52%, due 9/15/2048	32,940
10,000	ViacomCBS, Inc., 4.95%, due 1/15/2031	10,608
	Wells Fargo & Co.
30,000	2.57%, due 2/11/2031	29,929	(h)
10,000	5.01%, due 4/4/2051	13,173	(h)
30,000	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	31,323
		1,720,442
	Total Corporate Bonds (Cost $1,852,117)	1,921,562

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Asset-Backed Securities 2.5%
$100,000	American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	$103,897
100,000	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1M USD LIBOR + 0.80%), 1.29%, due 6/25/2036	90,674	(e)
20,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M USD LIBOR + 0.51%), 1.32%, due 9/16/2024	19,966	(e)
90,000	World Omni Auto Receivables Trust, Ser. 2018-C, Class A3, 3.13%, due 11/15/2023	91,553
	Total Asset-Backed Securities (Cost $302,263)	306,090
NUMBER OF SHARES
Exchange-Traded Funds 0.0%(a)
6	iShares Russell 1000 ETF (Cost $954)	961
Investment Companies(l) 36.3%
109,533	Neuberger Berman Commodity Strategy Fund Institutional Class	467,707
40,504	Neuberger Berman Emerging Markets Debt Fund Institutional Class	304,590
40,055	Neuberger Berman Emerging Markets Equity Fund Class R6	680,142
44,678	Neuberger Berman Floating Rate Income Fund Institutional Class	388,253
7,616	Neuberger Berman Genesis Fund Class R6	395,044
142,614	Neuberger Berman High Income Bond Fund Class R6	1,098,130
90,046	Neuberger Berman International Select Fund Class R6	1,024,720
19,253	Neuberger Berman Short Duration High Income Fund Institutional Class	147,480
	Total Investment Companies (Cost $4,961,248)	4,506,066
	Total Purchased Options(m) 0.0%(a) (Cost $23,642)	6,046
Short-Term Investments 1.0%
Investment Companies 1.0%
118,957	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.22%(n) (Cost $118,957)	118,957	(o)
	Total Investments 111.8% (Cost $14,271,190)	13,885,783
	Liabilities Less Other Assets (11.8)%	(1,470,006	)(p)
	Net Assets 100.0%	$12,415,777

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  All or a portion of the security is pledged as collateral for futures and/or options written.

(c)  Rate shown was the discount rate at the date of purchase.

(d)  Index-linked bond whose principal amount adjusts according to a government retail price index.

(e)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2020 and changes periodically.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(f)  TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at April 30, 2020 amounted to $1,451,858, which represents 11.7% of net assets of the Fund.

(g)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2020, these securities amounted to $227,607, which represents 1.8% of net assets of the Fund.

(h)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(i)  Perpetual Bond Security. The rate reflected was the rate in effect on April 30, 2020. The maturity date reflects the next call date.

(j)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020, amounted to $25,000, which represents 0.2% of net assets of the Fund.

(k)  When-issued security. Total value of all such securities at April 30, 2020, amounted to $25,000, which represents 0.2% of net assets of the Fund.

(l)  Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note F of Notes to Financial Statements).

(m)  See "Purchased option contracts" under Derivative Instruments.

(n)  Represents 7-day effective yield as of April 30, 2020.

(o)  All or a portion of this security is segregated in connection with obligations for to be announced securities, when- issued securities, options written, futures and/or forward foreign currency contracts with a total value of $118,957.

(p)  Includes the impact of the Fund's open positions in derivatives at April 30, 2020.

(q)  Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Investment Companies*	$4,506,066	36.3%
Mortgage-Backed Securities	1,698,811	13.7%
Banks	641,039	5.2%
Pharmaceuticals	593,078	4.8%
U.S. Treasury Obligations	352,841	2.8%
Software	349,031	2.8%
Asset-Backed Securities	306,090	2.5%
Insurance	246,435	2.0%
Technology Hardware, Storage & Peripherals	234,861	1.9%
Internet & Direct Marketing Retail	234,234	1.9%
Media	227,317	1.8%
Pipelines	224,385	1.8%
Telecommunications	191,602	1.5%
Semiconductors & Semiconductor Equipment	189,485	1.5%
Oil, Gas & Consumable Fuels	165,458	1.3%
Interactive Media & Services	136,114	1.1%
Beverages	135,449	1.1%
IT Services	130,158	1.0%
U.S. Government Agency Securities	125,367	1.0%
Specialty Retail	124,097	1.0%
Diversified Telecommunication Services	116,413	0.9%
Oil & Gas	110,837	0.9%
Capital Markets	110,455	0.9%
Diversified Financial Services	106,003	0.8%
Equity Real Estate Investment Trusts	101,574	0.8%
Road & Rail	97,095	0.8%
Health Care Providers & Services	96,160	0.8%
Electric Utilities	95,241	0.8%
Computers	89,381	0.7%
Health Care Equipment & Supplies	87,903	0.7%
Communications Equipment	84,174	0.7%
Food & Staples Retailing	83,955	0.7%
Metals & Mining	83,422	0.7%
Electrical Equipment	78,390	0.6%
Household Products	77,912	0.6%
Aerospace & Defense	77,212	0.6%
Wireless Telecommunication Services	76,647	0.6%
Electric	75,913	0.6%
Hotels, Restaurants & Leisure	69,781	0.6%
Professional Services	69,537	0.6%
Life Sciences Tools & Services	67,675	0.5%
Healthcare—Products	65,973	0.5%
Biotechnology	65,725	0.5%
Electronic Equipment, Instruments & Components	63,965	0.5%
Chemicals	58,270	0.5%
Trading Companies & Distributors	56,069	0.5%
Food Products	54,144	0.4%
Tobacco	53,733	0.4%
Multi-Utilities	46,339	0.4%
Industrial Conglomerates	45,692	0.4%
Machinery	43,839	0.4%
Entertainment	33,938	0.3%
Automobiles	32,493	0.3%

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Industry	Investments at Value	Percentage of Net Assets
Auto Manufacturers	$31,543	0.3%
Food	31,339	0.3%
Household Durables	28,249	0.2%
Personal Products	27,432	0.2%
Retail	27,354	0.2%
Real Estate Management & Development	24,976	0.2%
Miscellaneous Manufacturers	22,714	0.2%
Water	20,847	0.2%
Textiles, Apparel & Luxury Goods	20,112	0.2%
Multiline Retail	19,510	0.2%
Containers & Packaging	18,093	0.1%
Building Products	17,974	0.1%
Healthcare—Services	17,618	0.1%
Miscellaneous Manufacturer	15,055	0.1%
Air Freight & Logistics	14,807	0.1%
Semiconductor	14,620	0.1%
Auto Components	14,345	0.1%
Real Estate Investment Trusts	13,867	0.1%
Paper & Forest Products	11,266	0.1%
Agriculture	11,239	0.1%
Construction & Engineering	11,120	0.1%
Distributors	10,434	0.1%
Independent Power and Renewable Electricity Producers	8,961	0.1%
Mortgage Real Estate Investment Trusts	8,372	0.1%
Leisure Products	7,592	0.1%
Construction Materials	6,863	0.1%
Purchased Options—Index	6,046	0.0%
Gas Utilities	4,572	0.0%
Commercial Services & Supplies	3,866	0.0%
Airlines	3,257	0.0%
Energy Equipment & Services	2,069	0.0%
Health Care Technology	1,975	0.0%
Exchange-Traded Funds*	961	0.0%
Short-Term Investments and Other Liabilities—Net	(1,351,049)	(10.8)%
	$12,415,777	100.0%

*  Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund's policy on industry concentration. This represents the aggregate of all investment companies.

Derivative Instruments

Futures contracts ("futures")

At April 30, 2020, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2020	3	U.S. Treasury Note, 2 Year	$661,289	$9,478
6/2020	2	U.S. Treasury Note, 10 Year	278,125	3,971
Total Long Positions			$939,414	$13,449

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2020	2	U.S. Treasury Bond, Ultra 10 Year	$(314,063)	$(18,491)
6/2020	2	U.S. Treasury Long Bond	(362,063)	(28,127)
6/2020	6	U.S. Treasury Note, 5 Year	(752,906)	(25,406)
Total Short Positions			$(1,429,032)	$(72,024)
Total Futures				$(58,575)

At April 30, 2020, the Fund had $62,875 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $34,998 to cover collateral requirements on open futures.

For the six months ended April 30, 2020, the average notional value of futures for the Fund was $3,413,631 for long positions and $(2,877,342) for short positions.

Forward foreign currency contracts ("forward FX contracts")

At April 30, 2020, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
768,159	AUD	492,925	USD	CITI	7/22/2020	$7,734
1,533,711	AUD	967,986	USD	GSI	7/22/2020	31,634
161,797	AUD	103,938	USD	SG	7/22/2020	1,516
33,227	USD	50,882	AUD	CITI	7/22/2020	64
148,194	USD	756,508	BRL	SCB	7/22/2020	9,799
85,990	CAD	61,701	USD	SCB	7/22/2020	88
421,938	USD	585,298	CAD	RBC	7/22/2020	1,368
48,097	CHF	49,516	USD	CITI	7/22/2020	424
31,860	CHF	32,822	USD	GSI	7/22/2020	259
227,166	CHF	235,802	USD	SSB	7/22/2020	71
6,750	USD	6,489	CHF	GSI	7/22/2020	12
12,882	USD	12,402	CHF	JPM	7/22/2020	4
636,736	USD	609,746	CHF	RBC	7/22/2020	3,619
763,166	USD	730,784	CHF	SG	7/22/2020	4,372
2,101,500	CLP	2,494	USD	CITI	7/22/2020	28
33,161,880	CLP	39,178	USD	RBC	7/22/2020	627
7,010	USD	5,836,030	CLP	SCB	7/22/2020	5
506,320	CZK	20,486	USD	SSB	7/22/2020	7
58,447	USD	1,441,426	CZK	GSI	7/22/2020	107
278,677	EUR	305,399	USD	SCB	7/22/2020	483
23,133	EUR	25,119	USD	CITI	7/22/2020	273
30,105	EUR	32,802	USD	CITI	7/22/2020	242
30,204	EUR	32,874	USD	GSI	7/22/2020	279

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,561,358	EUR	1,711,334	USD	JPM	7/22/2020	$2,449
15,322	EUR	16,750	USD	SSB	7/22/2020	68
495,485	USD	450,729	EUR	CITI	7/22/2020	755
704,494	GBP	878,034	USD	JPM	7/22/2020	9,562
558,338	USD	442,916	GBP	CITI	7/22/2020	305
25,691,310	HUF	79,503	USD	GSI	7/22/2020	283
59,939	USD	19,194,228	HUF	CITI	7/22/2020	330
12,982,871	JPY	120,124	USD	SCB	7/22/2020	1,002
26,114,845	JPY	241,656	USD	SSB	7/22/2020	1,987
35,360	USD	3,766,181	JPY	GSI	7/22/2020	222
146,051	USD	15,617,632	JPY	SG	7/22/2020	344
20,115,919	KRW	16,563	USD	CITI	7/22/2020	18
106,402	USD	128,586,461	KRW	GSI	7/22/2020	411
21,143	USD	25,538,908	KRW	SSB	7/22/2020	92
210,206	USD	5,030,196	MXN	CITI	7/22/2020	3,965
33,007	USD	788,918	MXN	RBC	7/22/2020	661
6,612,910	NOK	641,733	USD	CITI	7/22/2020	4,026
2,770,643	NOK	268,682	USD	RBC	7/22/2020	1,875
2,247,380	NOK	217,929	USD	SG	7/22/2020	1,530
355,360	USD	3,624,613	NOK	SCB	7/22/2020	1,413
1,106	USD	11,254	NOK	GSI	7/22/2020	7
403,524	USD	4,107,904	NOK	JPM	7/22/2020	2,382
322,371	USD	3,300,357	NOK	SSB	7/22/2020	87
1,343,604	NZD	817,149	USD	CITI	7/22/2020	6,652
54,970	NZD	33,064	USD	CITI	7/22/2020	639
1,223,762	NZD	741,652	USD	GSI	7/22/2020	8,670
1,954,428	SEK	196,301	USD	SCB	7/22/2020	4,185
187,042	SEK	18,693	USD	SCB	7/22/2020	494
300,726	SEK	30,527	USD	GSI	7/22/2020	322
5,364,912	SEK	539,637	USD	RBC	7/22/2020	10,697
14,539,397	SEK	1,461,099	USD	SSB	7/22/2020	30,356
297,053	SEK	29,815	USD	SSB	7/22/2020	657
69,305	USD	495,326	TRY	RBC	7/22/2020	42
52,933	USD	959,318	ZAR	GSI	7/22/2020	1,571
17,494	USD	320,908	ZAR	SSB	7/22/2020	312
Total unrealized appreciation						$161,386
243,275	USD	385,610	AUD	SCB	7/22/2020	(8,052)
33,055	USD	51,879	AUD	CITI	7/22/2020	(758)
33,603	USD	53,081	AUD	CITI	7/22/2020	(994)
24,695	USD	39,424	AUD	CITI	7/22/2020	(1,000)
23,500	USD	37,290	AUD	GSI	7/22/2020	(804)
637,864	USD	1,011,074	AUD	JPM	7/22/2020	(21,119)
369,320	USD	574,995	AUD	RBC	7/22/2020	(5,442)

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
191,309	USD	303,402	AUD	SSB	7/22/2020	$(6,438)
81,242	BRL	15,923	USD	SCB	7/22/2020	(1,061)
752	BRL	144	USD	CITI	7/22/2020	(6)
883,959	BRL	173,495	USD	GSI	7/22/2020	(11,784)
45,615	BRL	8,946	USD	SSB	7/22/2020	(601)
12,598	USD	69,514	BRL	CITI	7/22/2020	(119)
1,291,501	CAD	931,455	USD	CITI	7/22/2020	(3,438)
980,499	CAD	707,084	USD	SG	7/22/2020	(2,540)
34,690	USD	48,934	CAD	SCB	7/22/2020	(472)
28,964	USD	40,417	CAD	CITI	7/22/2020	(78)
444,188	USD	619,566	CAD	GSI	7/22/2020	(1,005)
380,644	USD	531,436	CAD	JPM	7/22/2020	(1,223)
560,365	USD	782,271	CAD	SSB	7/22/2020	(1,741)
141,779	CHF	147,275	USD	SCB	7/22/2020	(62)
171,522	CHF	179,144	USD	CITI	7/22/2020	(1,048)
717,199	CHF	745,396	USD	GSI	7/22/2020	(708)
2,515	USD	2,101,249	CLP	GSI	7/22/2020	(7)
935,093	CZK	38,323	USD	CITI	7/22/2020	(476)
56,119	EUR	61,716	USD	RBC	7/22/2020	(118)
9,179	EUR	10,095	USD	SG	7/22/2020	(20)
98,023	USD	89,372	EUR	GSI	7/22/2020	(74)
6,414	USD	5,867	EUR	SSB	7/22/2020	(26)
1,589,760	USD	1,450,969	EUR	SSB	7/22/2020	(2,858)
401,617	GBP	506,280	USD	RBC	7/22/2020	(280)
107,798	GBP	135,918	USD	SG	7/22/2020	(102)
187,153	USD	150,221	GBP	SCB	7/22/2020	(2,111)
295,592	USD	237,431	GBP	GSI	7/22/2020	(3,549)
411,387	USD	330,250	GBP	SSB	7/22/2020	(4,697)
20,055	USD	6,497,706	HUF	SSB	7/22/2020	(124)
46,558,148	JPY	435,611	USD	CITI	7/22/2020	(1,239)
20,034,642	JPY	187,377	USD	RBC	7/22/2020	(461)
28,849	USD	3,100,977	JPY	CITI	7/22/2020	(83)
300,663	USD	32,493,694	JPY	GSI	7/22/2020	(2,493)
349,797	USD	37,803,640	JPY	JPM	7/22/2020	(2,898)
50,928,147	KRW	42,210	USD	SCB	7/22/2020	(231)
103,153,286	KRW	85,280	USD	CITI	7/22/2020	(253)
479,860	MXN	20,095	USD	SCB	7/22/2020	(420)
2,741,311	MXN	114,486	USD	GSI	7/22/2020	(2,091)
3,373,070	MXN	140,445	USD	SSB	7/22/2020	(2,147)
522,847	USD	863,035	NZD	SCB	7/22/2020	(6,304)
9,434	USD	15,742	NZD	GSI	7/22/2020	(217)
114,201	USD	188,552	NZD	JPM	7/22/2020	(1,405)
259,234	USD	426,302	NZD	RBC	7/22/2020	(2,144)
471,549	USD	775,642	NZD	SG	7/22/2020	(4,019)
See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
365,508	USD	603,367	NZD	SSB	7/22/2020	$(4,434)
248,983	PLN	60,191	USD	CITI	7/22/2020	(195)
59,769	USD	248,969	PLN	GSI	7/22/2020	(223)
1,050,870	USD	10,441,463	SEK	CITI	7/22/2020	(20,218)
865,685	USD	8,602,815	SEK	GSI	7/22/2020	(16,794)
83,818	USD	833,508	SEK	JPM	7/22/2020	(1,683)
99,870	USD	993,096	SEK	SG	7/22/2020	(2,002)
123,483	TRY	17,987	USD	GSI	7/22/2020	(720)
119,700	TRY	17,368	USD	SSB	7/22/2020	(630)
16,174	USD	308,779	ZAR	RBC	7/22/2020	(359)
641,710	ZAR	34,677	USD	CITI	7/22/2020	(319)
638,721	ZAR	34,604	USD	RBC	7/22/2020	(406)
Total unrealized depreciation						$(159,323)
Total net unrealized appreciation						$2,063

For the six months ended April 30, 2020, the Fund's investments in forward FX contracts had an average notional value of $35,039,045.

Total return basket swap contracts ("total return basket swaps")

At April 30, 2020, the Fund did not have any open positions in total return basket swaps.

Total return swap contracts ("total return swaps")

At April 30, 2020, the Fund did not have any open positions in total return swaps.

For the six months ended April 30, 2020, the average notional value of total return basket swaps and total return swaps for the Fund was $998,517 for long positions and $(874,474) for short positions.

Purchased option contracts ("options purchased")

At April 30, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	8	$232,992	$307	5/6/2020	$96
S&P 500 Mini Index	8	232,992	310	5/6/2020	96
S&P 500 Mini Index	7	203,868	315	5/6/2020	56
S&P 500 Mini Index	7	203,868	310	5/13/2020	—	(a)(b)
S&P 500 Mini Index	8	232,992	315	5/13/2020	112
S&P 500 Mini Index	7	203,868	322	5/13/2020	42
S&P 500 Mini Index	8	232,992	315	5/20/2020	—	(a)(b)
S&P 500 Mini Index	8	232,992	322	5/20/2020	184
S&P 500 Mini Index	7	203,868	322	5/27/2020	154
Total calls					$740

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Mini Index	10	$291,240	$251	5/6/2020	$120
S&P 500 Mini Index	8	232,992	252	5/6/2020	52
S&P 500 Mini Index	8	232,992	256	5/6/2020	72
S&P 500 Mini Index	8	232,992	251	5/13/2020	—	(a)(b)
S&P 500 Mini Index	10	291,240	256	5/13/2020	—	(a)(b)
S&P 500 Mini Index	8	232,992	263	5/13/2020	832
S&P 500 Mini Index	8	232,992	256	5/20/2020	—	(a)(b)
S&P 500 Mini Index	9	262,116	263	5/20/2020	1,791
S&P 500 Mini Index	9	262,116	263	5/27/2020	2,439
Total puts					$5,306
Total options purchased (cost $23,642)					$6,046

(a)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

Written option contracts ("options written")

At April 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	8	$(232,992)	$283	5/6/2020	$(7,376)
S&P 500 Mini Index	8	(232,992)	285	5/6/2020	(6,184)
S&P 500 Mini Index	7	(203,868)	288	5/6/2020	(3,836)
S&P 500 Mini Index	7	(203,868)	284	5/13/2020	(7,203)
S&P 500 Mini Index	8	(232,992)	289	5/13/2020	(5,648)
S&P 500 Mini Index	7	(203,868)	296	5/13/2020	(2,660)
S&P 500 Mini Index	8	(232,992)	290	5/20/2020	(6,192)
S&P 500 Mini Index	8	(232,992)	297	5/20/2020	(3,744)
S&P 500 Mini Index	7	(203,868)	297	5/27/2020	(3,507)
Total calls					$(46,350)
Puts
Index
S&P 500 Mini Index	18	$(524,232)	$273	5/6/2020	$—	(a)(b)
S&P 500 Mini Index	8	(232,992)	279	5/6/2020	(856)
S&P 500 Mini Index	8	(232,992)	272	5/13/2020	—	(a)(b)
S&P 500 Mini Index	10	(291,240)	279	5/13/2020	—	(a)(b)
S&P 500 Mini Index	8	(232,992)	287	5/13/2020	(4,040)
S&P 500 Mini Index	8	(232,992)	278	5/20/2020	—	(a)(b)

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont'd)
Index (cont'd)
S&P 500 Mini Index	9	$(262,116)	$286	5/20/2020	$(5,688)
S&P 500 Mini Index	9	(262,116)	285	5/27/2020	(6,615)
Total puts					$(17,199)
Total options written (premium received $96,411)					$(63,549)

(a)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

For the six months ended April 30, 2020, the Fund had an average market value of $18,664 in options purchased and $(66,995) in options written.

At April 30, 2020, the Fund had securities pledged in the amount of $680,146 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Australia	$28,013	$48,893	$—	$76,906
Hong Kong	—	32,863	—	32,863
Japan	—	246,680	—	246,680
Singapore	—	12,404	—	12,404
Other Common Stocks(a)	4,480,229	—	—	4,480,229
Total Common Stocks	4,508,242	340,840	—	4,849,082
U.S. Treasury Obligations	—	352,841	—	352,841
U.S. Government Agency Securities	—	125,367	—	125,367
Mortgage-Backed Securities(a)	—	1,698,811	—	1,698,811
Corporate Bonds(a)	—	1,921,562	—	1,921,562
Asset-Backed Securities	—	306,090	—	306,090
Exchange-Traded Funds	961	—	—	961
Investment Companies	—	4,506,066	—	4,506,066
Options Purchased(b)	6,046	—	—	6,046
Short-Term Investments	—	118,957	—	118,957
Total Investments	$4,515,249	$9,370,534	$—	$13,885,783

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2020
Investment in Securities
Options Purchased(d) Index	$—	$—	$(1)	$(9)	$10	$—	$—	$—	$—	$(10)
Total	$—	$—	$(1)	$(9)	$10	$—	$—	$—	$—	$(10)

(d)  As of the six months ended April 30, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$13,449	$—	$—	$13,449
Liabilities	(72,024)	—	—	(72,024)
Forward FX Contracts(a)
Assets	—	161,386	—	161,386
Liabilities	—	(159,323)	—	(159,323)
Options Written
Liabilities	(63,549)	—	—	(63,549)
Total	$(122,124)	$2,063	$—	$(120,061)

(a)  Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Financial Statements

Schedule of Investments Global Allocation Fund^ (Unaudited) (cont'd)

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2020
Investment in Securities
Options Written(c) Index	$—	$—	$—	$36	$—	$(36)	$—	$—	$—	$36
Total	$—	$—	$—	$36	$—	$(36)	$—	$—	$—	$36

(c)  As of the six months ended April 30, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) April 30, 2020

NUMBER OF SHARES		VALUE
Long Positions 92.9%
Common Stocks 74.2%
Aerospace & Defense 1.3%
198,600	L3Harris Technologies, Inc.	$38,468,820
Banks 0.4%
106,700	JPMorgan Chase & Co.	10,217,592
Beverages 0.5%
102,300	PepsiCo, Inc.	13,533,267
Biotechnology 1.0%
310,800	Gilead Sciences, Inc.	26,107,200
63,900	Moderna, Inc.	2,938,761	*
		29,045,961
Capital Markets 6.4%
59,800	BlackRock, Inc.	30,021,992
580,000	Blackstone Group, Inc. Class A	30,299,200
741,300	Brookfield Asset Management, Inc. Class A	25,070,766
254,900	CME Group, Inc.	45,425,729	(a)
61,500	Goldman Sachs Group, Inc.	11,280,330
45,100	S&P Global, Inc.	13,208,888
501,400	Tradeweb Markets, Inc. Class A	26,153,024
		181,459,929
Chemicals 2.5%
92,700	Air Products & Chemicals, Inc.	20,911,266
819,400	Ashland Global Holdings, Inc.	50,548,786
		71,460,052
Commercial Services 0.6%
2,158,660	LegalZoom.com, Inc.	17,007,651	*(b)(c)(q)
Diversified Financial Services 0.8%
2,304,505	FGL Holdings	23,920,762
Electric Utilities 1.8%
216,400	NextEra Energy, Inc.	50,014,368
Electronic Equipment, Instruments & Components 1.6%
187,100	Amphenol Corp. Class A	16,513,446
249,300	CDW Corp.	27,622,440
		44,135,886
Entertainment 2.8%
674,200	Activision Blizzard, Inc.	42,966,766
250,100	Spotify Technology SA	37,907,657	*
		80,874,423
NUMBER OF SHARES		VALUE
Food & Staples Retailing 1.8%
50,000	Costco Wholesale Corp.	$15,150,000
297,300	Walmart, Inc.	36,136,815
		51,286,815
Food Products 1.6%
564,400	Conagra Brands, Inc.	18,873,536
519,200	Mondelez International, Inc. Class A	26,707,648
		45,581,184
Gas Utilities 0.1%
93,588	Brookfield Infrastructure Corp. Class A	3,917,594	*(d)
Health Care Equipment & Supplies 4.0%
353,400	Baxter International, Inc.	31,374,852
170,800	Becton, Dickinson & Co.	43,132,124
385,100	Medtronic PLC	37,597,313
		112,104,289
Health Care Providers & Services 3.5%
64,300	Anthem, Inc.	18,050,939
95,800	Humana, Inc.	36,578,356
150,000	UnitedHealth Group, Inc.	43,870,500
		98,499,795
Holding Companies—Diversified 0.6%
602,800	Act II Global Acquisition Corp. Class A	6,070,196	*
988,100	Collier Creek Holdings	10,523,265	*
		16,593,461
Hotels, Restaurants & Leisure 2.6%
125,000	Dunkin' Brands Group, Inc.	7,855,000
60,000	Marriott International, Inc. Class A	5,456,400
318,100	McDonald's Corp.	59,662,836
		72,974,236
Household Products 0.6%
138,800	Procter & Gamble Co.	16,360,356
Industrial Conglomerates 0.5%
95,300	Honeywell International, Inc.	13,523,070	(a)
Interactive Media & Services 4.0%
47,800	Alphabet, Inc. Class A	64,372,260	*
235,200	Facebook, Inc. Class A	48,147,792	*
		112,520,052
Internet & Direct Marketing Retail 3.3%
26,600	Amazon.com, Inc.	65,808,400	*(a)
270,800	Chewy, Inc. Class A	11,709,392	*(d)
227,800	Expedia Group, Inc.	16,169,244
		93,687,036

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
IT Services 4.7%
658,071	Druva Technologies Pte. Ltd. Ser.4 Preference Shares	$3,086,998	*(b)(c)(q)
205,300	Fidelity National Information Services, Inc.	27,077,017
59,400	PayPal Holdings, Inc.	7,306,200	*
966,112	Repay Holdings Corp.	17,264,421	*
222,000	Visa, Inc. Class A	39,675,840	(a)
303,500	WEX, Inc.	40,159,120	*
		134,569,596
Life Sciences Tools & Services 0.2%
17,000	Thermo Fisher Scientific, Inc.	5,689,560
Machinery 0.4%
1,291,900	Gates Industrial Corp. PLC	11,097,421	*
Multi-Utilities 1.5%
842,300	Brookfield Infrastructure Partners LP	33,009,737
121,200	WEC Energy Group, Inc.	10,974,660
		43,984,397
Oil, Gas & Consumable Fuels 1.0%
836,000	Enbridge, Inc.	25,648,480
329	Venture Global LNG, Inc. Ser. C	1,612,100	*(b)(c)(q)
		27,260,580
Pharmaceuticals 1.0%
188,600	Johnson & Johnson	28,297,544
Professional Services 3.4%
338,900	Equifax, Inc.	47,073,210
718,694	IHS Markit Ltd.	48,368,106	(a)
		95,441,316
Road & Rail 1.3%
236,600	Union Pacific Corp.	37,806,314	(a)
Semiconductors & Semiconductor Equipment 0.4%
38,800	ASML Holding NV	11,191,084
Software 7.4%
111,700	Adobe, Inc.	39,501,588	*
262,500	Anaplan, Inc.	10,725,750	*
68,149	Avidxchange, Inc.	2,672,122	*(b)(c)(q)
358,000	Microsoft Corp.	64,157,180
710,300	SailPoint Technologies Holding, Inc.	13,204,477	*
118,200	salesforce.com, Inc.	19,142,490	*
99,200	ServiceNow, Inc.	34,872,768	*
73,000	Workday, Inc. Class A	11,234,700	*
171,400	Zendesk, Inc.	13,177,232	*
		208,688,307
NUMBER OF SHARES		VALUE
Specialty Retail 3.7%
427,000	Asbury Automotive Group, Inc.	$28,822,500	*
125,500	Best Buy Co., Inc.	9,629,615
80,600	Carvana Co.	6,456,866	*
171,500	Home Depot, Inc.	37,700,845	(a)
57,300	O'Reilly Automotive, Inc.	22,137,282	*
		104,747,108
Technology Hardware, Storage & Peripherals 1.8%
176,900	Apple, Inc.	51,973,220
Textiles, Apparel & Luxury Goods 1.2%
377,400	NIKE, Inc. Class B	32,901,732
Tobacco 0.3%
132,600	Philip Morris International, Inc.	9,891,960
Trading Companies & Distributors 2.8%
1,149,600	HD Supply Holdings, Inc.	34,120,128	*
3,138,100	Univar Solutions, Inc.	45,565,212	*
		79,685,340
Water Utilities 0.8%
179,900	American Water Works Co., Inc.	21,892,031
Total Common Stocks (Cost $1,764,547,608)		2,102,304,109
Exchange-Traded Funds 0.8%
265,900	iShares iBoxx High Yield Corporate Bond ETF (Cost $21,835,287)	21,386,337	*(d)
Preferred Stocks 1.1%
Food Products 0.2%
626,667	Sweetgreen, Inc. Ser. D	6,266,670	*(b)(c)(q)
59,031	Sweetgreen, Inc. Ser. I	1,009,430	*(b)(c)(q)
		7,276,100
Multi-Utilities 0.4%
118,300	Sempra Energy, Ser. B, 6.75%	11,984,973
Software 0.5%
272,596	Avidxchange, Inc. Ser. F	13,360,475	*(b)(c)(q)
Total Preferred Stocks (Cost $33,874,786)		32,621,548
NUMBER OF UNITS
Preferred Units 0.8%
Software 0.8%
6,756,300	Disco Topco Holdings (Cayman) L.P. (Cost $20,716,684)	22,355,245	*(b)(c)(q)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Loan Assignments(e) 0.8%
Aerospace & Defense 0.0%(f)
$990,000	Nordam Group, Inc., The, Term Loan B, (1M USD LIBOR + 5.50%), 6.13%-6.25%, due 4/9/2026	$780,655	(g)
Leisure Goods—Activities—Movies 0.8%
25,000,000	One Spa World, LLC, Second Lien Term Loan, (1M USD LIBOR + 7.50%), 8.07%, due 3/18/2027	23,250,000	(b)(c)(q)
	Total Loan Assignments (Cost $25,576,855)	24,030,655
Corporate Bonds 4.0%
Beverage 0.3%
9,265,000	Constellation Brands, Inc., 3.15%, due 8/1/2029	9,525,977
Diversified Financial Services 0.3%
	American Express Co.,
6,485,000	Ser. C, 4.03%, due 6/15/2020	5,552,781	(d)(h)(i)
2,780,000	Ser. B, 5.12%, due 8/15/2020	2,425,550	(d)(h)(i)
		7,978,331
Electric 0.1%
3,716,000	WEC Energy Group, Inc., (3M USD LIBOR + 2.11%), 3.80%, due 5/15/2067	3,029,946	(e)
Gas 0.3%
12,105,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	9,320,850	(j)
Internet 0.2%
	Expedia Group, Inc.
1,230,000	4.50%, due 8/15/2024	1,214,209	(d)
3,260,000	5.00%, due 2/15/2026	3,117,028
525,000	Netflix, Inc., 5.38%, due 2/1/2021	534,188
		4,865,425
Media 0.1%
2,440,000	Viacom, Inc., 5.88%, due 2/28/2057	2,221,864	(i)
Oil & Gas 0.0%(f)
1,600,000	EQT Corp., 3.90%, due 10/1/2027	1,344,000
Pipelines 0.3%
127,000	Enbridge, Inc., 6.25%, due 3/1/2078	116,269	(i)
	Enterprise Products Operating LLC
1,730,000	(3M USD LIBOR + 2.78%), 4.36%, due 6/1/2067	1,349,400	(e)
550,000	4.88%, due 8/16/2077	478,500	(i)
9,265,000	TransCanada PipeLines Ltd., (3M USD LIBOR + 2.21%), 3.90%, due 5/15/2067	6,450,756	(i)
		8,394,925

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Real Estate Investment Trusts 0.1%
$1,850,000	American Tower Corp., 3.70%, due 10/15/2049	$2,054,274
Retail 1.9%
15,830,000	Argos Merger Sub, Inc., 7.13%, due 3/15/2023	14,998,925	(j)
27,924,000	PetSmart, Inc., 8.88%, due 6/1/2025	27,086,280	(j)
9,260,000	Starbucks Corp., 4.45%, due 8/15/2049	10,930,674
		53,015,879
Semiconductor 0.4%
11,949,000	MagnaChip Semiconductor Corp., 6.63%, due 7/15/2021	11,590,530
	Total Corporate Bonds (Cost $102,268,402)	113,342,001
Convertible Bonds 0.8%
Semiconductor 0.2%
4,020,000	MagnaChip Semiconductor SA, 5.00%, due 3/1/2021	5,824,176
Software 0.6%
17,960,000	SailPoint Technologies Holding, Inc., 0.13%, due 9/15/2024	16,823,827	(j)
	Total Convertible Bonds (Cost $22,783,790)	22,648,003
NUMBER OF UNITS		VALUE
Master Limited Partnerships 1.5%
Oil, Gas & Consumable Fuels 1.5%
2,372,500	Enterprise Products Partners LP (Cost $59,875,625)	$41,661,100
NUMBER OF SHARES
Warrants 0.1%
Diversified Consumer Services 0.0%(f)
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2020	54,178	*
Holding Companies—Diversified 0.0%(f)
301,400	Act II Global Acquisition Corp. Expires 4/30/2024	167,277	*
IT Services 0.1%
2,287,305	Repay Pipe Expires 1/1/2025	3,842,672	*
Total Warrants (Cost $433,413)		4,064,127
Total Options Purchased(n) 0.2% (Cost $8,170,060)		5,671,365
NUMBER OF SHARES		VALUE
Short-Term Investments 8.6%
Investment Companies 8.6%
228,899,722	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.22%(k)	$228,899,722	(l)
13,725,847	State Street Navigator Securities Lending Government Money Market Portfolio, 0.20%(k)	13,725,847	(m)
Total Short-Term Investments (Cost $242,625,569)		242,625,569
Total Long Positions (92.9%) (Cost $2,302,708,079)		2,632,710,059
Short Positions ((18.1)%)(o)
Common Stocks Sold Short (15.3)%
Aerospace & Defense (0.1)%
(8,800)	HEICO Corp.	(770,880)
(6,900)	TransDigm Group, Inc.	(2,505,252)
		(3,276,132)
Automobiles (0.3)%
(12,000)	Tesla, Inc.	(9,382,560	)*

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Building Products (0.2)%
(62,700)	Allegion PLC	$(6,303,858)
Capital Markets (1.9)%
(328,300)	Carlyle Group Inc	(7,695,352)
(45,600)	FactSet Research Systems, Inc.	(12,540,000)
(467,700)	Franklin Resources, Inc.	(8,811,468)
(1,591,600)	Prospect Capital Corp.	(6,907,544)
(1,170,600)	Waddell & Reed Financial, Inc. Class A	(17,032,230)
		(52,986,594)
Chemicals (0.6)%
(154,300)	Axalta Coating Systems Ltd.	(3,045,882)*
(342,200)	Huntsman Corp.	(5,752,382)
(68,500)	International Flavors & Fragrances, Inc.	(8,975,555)
		(17,773,819)
Commercial Services & Supplies (0.1)%
(46,600)	Waste Connections, Inc.	(4,003,406)
Containers & Packaging (0.2)%
(60,000)	Packaging Corp. of America	(5,799,000)
Diversified Consumer Services (0.6)%
(1,056,000)	H&R Block, Inc.	(17,582,400)
Diversified Telecommunication Services (0.2)%
(174,000)	AT&T, Inc.	(5,301,780)
Electric Utilities (0.8)%
(175,300)	Avangrid, Inc.	(7,537,900)
(206,900)	Exelon Corp.	(7,671,852)
(174,000)	Hawaiian Electric Industries, Inc.	(6,867,780)
		(22,077,532)
Energy Equipment & Services (0.3)%
(652,700)	National Oilwell Varco, Inc.	(8,250,128)
Equity Real Estate Investment Trusts (0.5)%
(291,000)	Iron Mountain, Inc.	(7,036,380)
(69,900)	Simon Property Group, Inc.	(4,667,223)
(50,700)	Taubman Centers, Inc.	(2,185,170)
		(13,888,773)
Food Products (0.4)%
(185,900)	Lamb Weston Holdings, Inc.	(11,406,824)
Health Care Equipment & Supplies (0.4)%
(234,800)	Alcon, Inc.	(12,399,788)*
Hotels, Restaurants & Leisure (1.7)%
(275,000)	Dine Brands Global, Inc.	(12,207,250)
(19,100)	Domino's Pizza, Inc.	(6,912,863)
(299,000)	MGM Resorts International	(5,032,170)
(215,000)	Planet Fitness, Inc. Class A	(12,970,950)*
(202,000)	Shake Shack, Inc. Class A	(11,011,020)*
		(48,134,253)
NUMBER OF SHARES		VALUE
Household Durables (0.4)%
(353,700)	PulteGroup, Inc.	$(9,999,099)
IT Services (0.7)%
(7,400)	Shopify, Inc. Class A	(4,678,946)*
(794,100)	Western Union Co.	(15,143,487)
		(19,822,433)
Life Sciences Tools & Services (0.2)%
(43,400)	IQVIA Holdings, Inc.	(6,188,406)*
Machinery (0.6)%
(100,000)	Graco, Inc.	(4,466,000)
(23,300)	Illinois Tool Works, Inc.	(3,786,250)
(50,000)	Middleby Corp.	(2,781,500)*
(78,000)	PACCAR, Inc.	(5,399,940)
		(16,433,690)
Multi-Utilities (0.2)%
(59,000)	Consolidated Edison, Inc.	(4,649,200)
Oil, Gas & Consumable Fuels (0.6)%
(556,000)	Continental Resources, Inc.	(9,112,840)
(533,100)	Occidental Petroleum Corp.	(8,849,460)
		(17,962,300)
Semiconductors & Semiconductor Equipment (0.7)%
(35,800)	NVIDIA Corp.	(10,463,624)
(156,300)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(8,304,219)
		(18,767,843)
Software (1.8)%
(263,900)	Bill.Com Holdings, Inc.	(15,541,071)*
(127,400)	Ceridian HCM Holding, Inc.	(7,512,778)*
(37,700)	Guidewire Software, Inc.	(3,424,668)*
(32,300)	Paycom Software, Inc.	(8,430,946)*
(95,100)	SAP SE ADR	(11,273,154)
(192,700)	Teradata Corp.	(4,738,493)*
		(50,921,110)
Specialty Retail (0.9)%
(5,000)	AutoZone, Inc.	(5,101,600)*
(120,000)	Carvana Co.	(9,613,200)*
(120,000)	Penske Automotive Group, Inc.	(4,317,600)
(91,000)	Williams-Sonoma, Inc.	(5,627,440)
		(24,659,840)
Textiles, Apparel & Luxury Goods (0.7)%
(80,000)	Columbia Sportswear Co.	(5,831,200)
(391,600)	Gildan Activewear, Inc.	(5,458,904)
(216,000)	Oxford Industries, Inc.	(9,054,720)
		(20,344,824)
Trading Companies & Distributors (0.2)%
(72,000)	IMCD NV	(6,368,902)
Total Common Stocks Sold Short (Proceeds $(400,727,622))		(434,684,494)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds Sold Short (2.8)%
Advertising (0.4)%
$(5,000,000)	Lamar Media Corp., 5.75%, due 2/1/2026	$(5,132,000)
(7,000,000)	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, due 2/15/2024	(7,017,500)
		(12,149,500)
Computers (0.2)%
(5,000,000)	Banff Merger Sub, Inc., 9.75%, due 9/1/2026	(4,550,500	)(j)
Entertainment (0.2)%
(7,000,000)	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	(6,050,030	)(j)
Food (0.1)%
(3,000,000)	Lamb Weston Holdings, Inc., 4.88%, due 11/1/2026	(3,042,900	)(j)
Lodging (0.3)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(6,094,900	)(j)
(1,000,000)	MGM Resorts Int'l, 5.50%, due 4/15/2027	(928,050)
(1,000,000)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 5/15/2027	(860,675	)(j)
		(7,883,625)
Media (1.0)%
(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	(4,744,500	)(j)
	Entercom Media Corp.
(9,500,000)	7.25%, due 11/1/2024	(6,028,700	)(j)
(5,000,000)	6.50%, due 5/1/2027	(3,758,500	)(j)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(8,443,000)
(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(5,340,000	)(j)
		(28,314,700)
Oil & Gas 0.0%(f)
(1,600,000)	EQT Corp., 3.90%, due 10/1/2027	(1,364,000)
Oil & Gas Services (0.3)%
(9,000,000)	Halliburton Co., 5.00%, due 11/15/2045	(7,388,690)
Retail (0.3)%
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(8,300,000)
	Total Corporate Bonds Sold Short (Proceeds $(87,066,425))	(79,043,945)
	Total Short Positions (Proceeds $(487,794,047))	(513,728,439)
	Total Investments 74.8% (Cost $1,814,914,032)	2,118,981,620
	Other Assets Less Liabilities 25.2%	714,717,783	(p)
	Net Assets 100.0%	$2,833,699,403

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

*  Non-income producing security.

(a)  All or a portion of the security is pledged as collateral for options written.

(b)  Value determined using significant unobservable inputs.

(c)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $90,620,691, which represents 3.2% of net assets of the Fund.

(d)  The security or a portion of this security is on loan at April 30, 2020. Total value of all such securities at April 30, 2020 amounted to $12,961,649 for the Fund (see Note A of the Notes to Financial Statements).

(e)  Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2020 and changes periodically.

(f)  Represents less than 0.05% of net assets of the Fund.

(g)  The stated interest rates represent the range of rates at April 30, 2020 of the underlying contracts within the Loan Assignment.

(h)  Perpetual Bond Security. The rate reflected was the rate in effect on April 30, 2020. The maturity date reflects the next call date.

(i)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(j)  Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2020, these securities amounted to $68,229,882 of long positions and $(40,470,705) of short positions, which represents 2.4% and (1.4)%, respectively, of net assets of the Fund.

(k)  Represents 7-day effective yield as of April 30, 2020.

(l)  All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $228,899,722.

(m)  Represents investment of cash collateral received from securities lending.

(n)  See "Purchased option contracts" under Derivative Instruments.

(o)  At April 30, 2020, the Fund had $650,702,727 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

(p)  Includes the impact of the Fund's open positions in derivatives at April 30, 2020.

(q)  These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

At April 30, 2020, these securities amounted to $90,620,691, which represents 3.2% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 4/30/2020	Fair Value Percentage of Net Assets as of 4/30/2020
Avidxchange, Inc.	4/7/2020	$3,340,119	0.1%	$2,672,122	0.1%
Avidxchange, Inc. (Ser. F Preferred Shares)	4/7/2020	13,360,475	0.5%	13,360,475	0.5%
Disco Topco Holdings (Cayman) L.P. (Preferred Units)	11/13/2019 & 2/18/2020	20,716,684	0.8%	22,355,245	0.8%
Druva Technologies Pte. Ltd.	6/14/2019	3,429,998	0.1%	3,086,998	0.1%
LegalZoom.com, Inc.	8/22/2018	21,259,563	0.6%	17,007,651	0.6%
One Spa World LLC, Second Lien Term Loan	3/19/2019	24,585,185	0.9%	23,250,000	0.8%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.3%	6,266,670	0.2%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.0%	1,009,430	0.0%
Venture Global LNG, Inc.	11/21/2018	2,303,000	0.1%	1,612,100	0.1%
Total		$97,524,458	3.4%	$90,620,691	3.2%

Derivative Instruments

Futures contracts ("futures")

At April 30, 2020, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2020	360	NASDAQ 100 E-Mini Index	$(64,717,200)	$(12,836,344)
6/2020	406	Russell 2000 E-Mini Index	(26,526,010)	(6,163,301)
6/2020	1,955	S&P 500 E-Mini Index	(283,709,600)	(39,671,449)
6/2020	128	U.S. Treasury Long Bond	(23,172,000)	(250,403)
Total Futures			$(398,124,810)	$(58,921,497)

At April 30, 2020, the Fund had $95,965,292 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended April 30, 2020, the average notional value of futures for the Fund was $(370,740,386) for short positions.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Total return basket swap contracts ("total return basket swaps")

At April 30, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	1.13%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	$6,988,273
JPM	JPNBLQGS	0.84%	0.03%	1M USD LIBOR	1M/T	7/19/2021	9,929,304
JPM	JPNBLQGS	0.73%	(0.08)%	1M USD LIBOR	1M/T	7/19/2021	(1,980,873)
JPM	JPNBRMV3	1.21%	(0.01)%	3M USD LIBOR	3M/T	11/6/2020	13,052,487
Total							$27,989,191

(a)  The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Tiffany & Co.	(1,473)	$(568,530)	$131,140	1.9%
Kroger Co./The	(5,656)	(545,673)	125,868	1.8%
Skyworks Solutions Inc.	(1,702)	(539,475)	124,438	1.8%
DaVita Inc.	(2,210)	(532,797)	122,898	1.8%
Biogen Inc.	(559)	(506,497)	116,831	1.7%
State Street Corp.	(2,491)	(479,258)	110,548	1.6%
Perrigo Co. PLC	(2,812)	(457,449)	105,517	1.5%
Cardinal Health Inc.	(2,975)	(449,201)	103,615	1.5%
Seagate Technology PLC	(2,939)	(448,006)	103,339	1.5%
United Rentals Inc.	(1,141)	(447,564)	103,237	1.5%
First Republic Bank/CA	(1,397)	(444,685)	102,573	1.5%
Quest Diagnostics Inc.	(1,309)	(439,835)	101,455	1.5%
Kellogg Co.	(2,121)	(424,046)	97,813	1.4%
LKQ Corp.	(5,184)	(413,741)	95,436	1.4%
JM Smucker Co./The	(1,180)	(413,691)	95,424	1.4%
WW Grainger Inc.	(491)	(413,206)	95,312	1.4%
McKesson Corp.	(940)	(405,381)	93,507	1.3%
Lennar Corp.	(2,637)	(402,943)	92,945	1.3%
Laboratory Corp. of America Holdings	(800)	(401,330)	92,573	1.3%
eBay Inc.	(3,272)	(397,675)	91,730	1.3%
CenturyLink Inc.	(12,235)	(396,558)	91,472	1.3%
NRG Energy Inc.	(3,863)	(395,261)	91,173	1.3%
SVB Financial Group	(661)	(389,958)	89,950	1.3%
Parker-Hannifin Corp.	(802)	(387,117)	89,294	1.3%
Packaging Corp. of America	(1,304)	(384,560)	88,704	1.3%
Westrock Co.	(3,843)	(377,580)	87,094	1.2%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont'd)
Fortune Brands Home & Security Inc.	(2,544)	$(374,154)	$86,304	1.2%
Freeport-McMoRan Inc.	(13,529)	(364,576)	84,095	1.2%
Leggett & Platt Inc.	(3,384)	(362,820)	83,690	1.2%
Eastman Chemical Co.	(1,958)	(361,498)	83,385	1.2%
Newell Brands Inc.	(8,327)	(352,715)	81,359	1.2%
Albemarle Corp.	(1,878)	(352,123)	81,222	1.2%
Affiliated Managers Group Inc.	(1,648)	(351,846)	81,159	1.2%
Ameriprise Financial Inc.	(1,001)	(350,966)	80,956	1.2%
PPL Corp.	(4,490)	(348,294)	80,339	1.2%
Mylan NV	(6,771)	(346,530)	79,932	1.1%
International Paper Co.	(3,310)	(345,975)	79,804	1.1%
AES Corp/The	(8,471)	(342,553)	79,015	1.1%
Constellation Brands Inc.	(679)	(341,468)	78,765	1.1%
Aptiv PLC	(1,579)	(335,120)	77,300	1.1%
Whirlpool Corp.	(966)	(329,415)	75,984	1.1%
Williams Cos. Inc./The	(5,498)	(324,999)	74,966	1.1%
Nucor Corp.	(2,583)	(324,725)	74,903	1.1%
Valero Energy Corp.	(1,672)	(323,303)	74,575	1.1%
Hess Corp.	(2,176)	(323,062)	74,519	1.1%
Interpublic Group of Cos. Inc./The	(6,222)	(322,426)	74,372	1.1%
Truist Financial Corp.	(2,797)	(318,546)	73,477	1.1%
Iron Mountain Inc.	(4,313)	(318,275)	73,415	1.1%
Ralph Lauren Corp.	(1,407)	(316,898)	73,097	1.0%
Dow Inc.	(2,828)	(316,612)	73,031	1.0%
LyondellBasell Industries NV	(1,749)	(309,321)	71,350	1.0%
Zions Bancorp NA	(3,151)	(304,002)	70,123	1.0%
Mohawk Industries Inc.	(1,130)	(302,445)	69,764	1.0%
Hewlett Packard Enterprise Co.	(9,851)	(302,427)	69,759	1.0%
Other securities	(209,251)	(9,386,205)	2,165,070	30.8%
		$(30,215,316)	6,969,616
Accrued Net Interest Receivable/(Payable)			18,657
			$6,988,273
JPNBLQGS
Centene Corp.	(27,854)	$(2,063,981)	$235,521	2.4%
Regeneron Pharmaceuticals Inc.	(2,852)	(1,669,246)	190,478	1.9%
Netflix Inc.	(3,247)	(1,517,464)	173,158	1.8%
MarketAxess Holdings Inc.	(2,972)	(1,505,027)	171,739	1.7%
Incyte Corp.	(13,640)	(1,482,555)	169,174	1.7%
MSCI Inc.	(3,966)	(1,443,279)	164,693	1.7%
NVIDIA Corp.	(4,418)	(1,437,006)	163,977	1.7%
Dollar General Corp.	(6,948)	(1,355,564)	154,684	1.6%
Vertex Pharmaceuticals Inc.	(4,669)	(1,305,466)	148,967	1.5%
See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
ABIOMED Inc.	(6,061)	$(1,290,046)	$147,207	1.5%
Advanced Micro Devices Inc.	(22,095)	(1,288,302)	147,008	1.5%
Synopsys Inc.	(7,346)	(1,284,622)	146,588	1.5%
Old Dominion Freight Line Inc.	(7,893)	(1,276,258)	145,634	1.5%
Electronic Arts Inc.	(9,884)	(1,256,875)	143,422	1.4%
Chipotle Mexican Grill Inc.	(1,264)	(1,235,561)	140,990	1.4%
Arista Networks Inc.	(5,016)	(1,224,153)	139,688	1.4%
International Flavors & Fragrances Inc.	(8,260)	(1,204,569)	137,453	1.4%
AmerisourceBergen Corp.	(12,023)	(1,199,788)	136,908	1.4%
Illumina Inc.	(3,374)	(1,197,854)	136,687	1.4%
Autodesk Inc.	(5,713)	(1,189,733)	135,760	1.4%
Fastenal Co.	(29,473)	(1,188,119)	135,576	1.4%
Leidos Holdings Inc.	(10,750)	(1,182,237)	134,905	1.4%
IDEXX Laboratories Inc.	(3,793)	(1,171,867)	133,722	1.4%
Take-Two Interactive Software Inc.	(8,615)	(1,160,686)	132,446	1.3%
McCormick & Co. Inc./MD	(6,579)	(1,148,385)	131,042	1.3%
Keysight Technologies Inc.	(10,638)	(1,145,732)	130,740	1.3%
Cigna Corp.	(5,213)	(1,135,862)	129,613	1.3%
Analog Devices Inc.	(9,231)	(1,125,968)	128,484	1.3%
Bristol-Myers Squibb Co.	(16,467)	(1,114,463)	127,171	1.3%
Cardinal Health Inc.	(20,207)	(1,112,776)	126,979	1.3%
KLA Corp.	(6,078)	(1,110,085)	126,672	1.3%
Fortinet Inc.	(9,234)	(1,107,232)	126,346	1.3%
Broadridge Financial Solutions Inc.	(8,501)	(1,097,560)	125,243	1.3%
IPG Photonics Corp.	(7,583)	(1,091,461)	124,547	1.3%
Texas Instruments Inc.	(8,448)	(1,091,388)	124,538	1.3%
Quanta Services Inc.	(26,867)	(1,087,224)	124,063	1.3%
IQVIA Holdings Inc.	(6,831)	(1,084,129)	123,710	1.3%
Broadcom Inc.	(3,581)	(1,082,653)	123,542	1.2%
Expeditors International of Washington Inc.	(13,519)	(1,077,398)	122,942	1.2%
O'Reilly Automotive Inc.	(2,493)	(1,072,010)	122,327	1.2%
First Republic Bank/CA	(9,235)	(1,071,956)	122,321	1.2%
T Rowe Price Group Inc.	(8,329)	(1,071,933)	122,318	1.2%
Mastercard Inc.	(3,433)	(1,050,667)	119,892	1.2%
Fiserv Inc.	(9,148)	(1,049,268)	119,732	1.2%
DR Horton Inc.	(19,857)	(1,043,542)	119,079	1.2%
Global Payments Inc.	(5,612)	(1,036,936)	118,325	1.2%
Cboe Global Markets Inc.	(9,356)	(1,034,873)	118,089	1.2%
JB Hunt Transport Services Inc.	(9,182)	(1,033,385)	117,920	1.2%
CH Robinson Worldwide Inc.	(13,076)	(1,031,780)	117,736	1.2%
Twitter Inc.	(32,163)	(1,026,637)	117,150	1.2%
Lam Research Corp.	(3,594)	(1,021,182)	116,527	1.2%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Micron Technology Inc.	(19,065)	$(1,016,147)	$115,953	1.2%
Starbucks Corp.	(11,878)	(1,014,343)	115,747	1.2%
Copart Inc.	(11,312)	(1,008,585)	115,090	1.2%
Estee Lauder Cos. Inc./The	(5,046)	(990,600)	113,037	1.1%
Microchip Technology Inc.	(10,105)	(986,680)	112,590	1.1%
NVR Inc.	(284)	(980,233)	111,854	1.1%
FedEx Corp.	(6,893)	(972,487)	110,970	1.1%
Lennar Corp.	(17,402)	(969,764)	110,660	1.1%
Ulta Beauty Inc.	(3,970)	(962,840)	109,870	1.1%
Applied Materials Inc.	(17,397)	(961,906)	109,763	1.1%
Allegion plc	(8,557)	(957,500)	109,260	1.1%
FleetCor Technologies Inc.	(3,559)	(955,626)	109,046	1.1%
Ross Stores Inc.	(9,315)	(947,167)	108,081	1.1%
Nucor Corp.	(20,612)	(944,918)	107,825	1.1%
Align Technology Inc.	(3,858)	(922,532)	105,270	1.1%
LKQ Corp.	(31,649)	(921,120)	105,109	1.1%
Robert Half International Inc.	(17,323)	(911,351)	103,994	1.0%
Booking Holdings Inc.	(535)	(881,874)	100,631	1.0%
Other securities	(276,659)	(8,105,221)	924,889	9.1%
		$(86,697,637)	9,893,072
Accrued Net Interest Receivable/(Payable)			36,232
			$9,929,304
JPNBLQGS
Centene Corp.	(4,972)	$(368,416)	$(47,263)	2.4%
Regeneron Pharmaceuticals Inc.	(509)	(297,957)	(38,224)	1.9%
Netflix Inc.	(580)	(270,864)	(34,748)	1.8%
MarketAxess Holdings Inc.	(530)	(268,644)	(34,463)	1.7%
Incyte Corp.	(2,435)	(264,633)	(33,949)	1.7%
MSCI Inc.	(708)	(257,622)	(33,049)	1.7%
NVIDIA Corp.	(789)	(256,503)	(32,906)	1.7%
Dollar General Corp.	(1,240)	(241,965)	(31,041)	1.6%
Vertex Pharmaceuticals Inc.	(833)	(233,023)	(29,894)	1.5%
ABIOMED Inc.	(1,082)	(230,271)	(29,541)	1.5%
Advanced Micro Devices Inc.	(3,944)	(229,959)	(29,501)	1.5%
Synopsys Inc.	(1,311)	(229,302)	(29,416)	1.5%
Old Dominion Freight Line Inc.	(1,409)	(227,809)	(29,225)	1.5%
Electronic Arts Inc.	(1,764)	(224,350)	(28,781)	1.4%
Chipotle Mexican Grill Inc.	(226)	(220,545)	(28,293)	1.4%
Arista Networks Inc.	(895)	(218,509)	(28,032)	1.4%
International Flavors & Fragrances Inc.	(1,474)	(215,013)	(27,583)	1.4%
AmerisourceBergen Corp.	(2,146)	(214,160)	(27,474)	1.4%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Illumina Inc.	(602)	$(213,815)	$(27,429)	1.4%
Autodesk Inc.	(1,020)	(212,365)	(27,243)	1.4%
Fastenal Co.	(5,261)	(212,077)	(27,207)	1.4%
Leidos Holdings Inc.	(1,919)	(211,027)	(27,072)	1.4%
IDEXX Laboratories Inc.	(677)	(209,176)	(26,834)	1.4%
Take-Two Interactive Software Inc.	(1,538)	(207,180)	(26,578)	1.3%
McCormick & Co. Inc./MD	(1,174)	(204,984)	(26,297)	1.3%
Keysight Technologies Inc.	(1,899)	(204,511)	(26,236)	1.3%
Cigna Corp.	(930)	(202,749)	(26,010)	1.3%
Analog Devices Inc.	(1,648)	(200,983)	(25,783)	1.3%
Bristol-Myers Squibb Co.	(2,939)	(198,929)	(25,520)	1.3%
Cardinal Health Inc.	(3,607)	(198,628)	(25,481)	1.3%
KLA Corp.	(1,085)	(198,148)	(25,420)	1.3%
Fortinet Inc.	(1,648)	(197,639)	(25,354)	1.3%
Broadridge Financial Solutions Inc.	(1,517)	(195,912)	(25,133)	1.3%
IPG Photonics Corp.	(1,354)	(194,824)	(24,993)	1.3%
Texas Instruments Inc.	(1,508)	(194,811)	(24,992)	1.3%
Quanta Services Inc.	(4,796)	(194,067)	(24,896)	1.3%
IQVIA Holdings Inc.	(1,219)	(193,515)	(24,825)	1.3%
Broadcom Inc.	(639)	(193,251)	(24,791)	1.2%
Expeditors International of Washington Inc.	(2,413)	(192,313)	(24,671)	1.2%
O'Reilly Automotive Inc.	(445)	(191,352)	(24,548)	1.2%
First Republic Bank/CA	(1,648)	(191,342)	(24,547)	1.2%
T Rowe Price Group Inc.	(1,487)	(191,338)	(24,546)	1.2%
Mastercard Inc.	(613)	(187,542)	(24,059)	1.2%
Fiserv Inc.	(1,633)	(187,292)	(24,027)	1.2%
DR Horton Inc.	(3,544)	(186,270)	(23,896)	1.2%
Global Payments Inc.	(1,002)	(185,091)	(23,745)	1.2%
Cboe Global Markets Inc.	(1,670)	(184,723)	(23,697)	1.2%
JB Hunt Transport Services Inc.	(1,639)	(184,457)	(23,663)	1.2%
CH Robinson Worldwide Inc.	(2,334)	(184,171)	(23,627)	1.2%
Twitter Inc.	(5,741)	(183,253)	(23,509)	1.2%
Lam Research Corp.	(642)	(182,279)	(23,384)	1.2%
Micron Technology Inc.	(3,403)	(181,380)	(23,269)	1.2%
Starbucks Corp.	(2,120)	(181,058)	(23,227)	1.2%
Copart Inc.	(2,019)	(180,030)	(23,095)	1.2%
Estee Lauder Cos. Inc./The	(901)	(176,820)	(22,684)	1.1%
Microchip Technology Inc.	(1,804)	(176,120)	(22,594)	1.1%
NVR Inc.	(51)	(174,970)	(22,446)	1.1%
FedEx Corp.	(1,230)	(173,587)	(22,269)	1.1%
Lennar Corp.	(3,106)	(173,101)	(22,206)	1.1%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont'd)
Ulta Beauty Inc.	(709)	$(171,865)	$(22,048)	1.1%
Applied Materials Inc.	(3,105)	(171,698)	(22,027)	1.1%
Allegion plc	(1,527)	(170,912)	(21,926)	1.1%
FleetCor Technologies Inc.	(635)	(170,577)	(21,883)	1.1%
Ross Stores Inc.	(1,663)	(169,067)	(21,689)	1.1%
Nucor Corp.	(3,679)	(168,666)	(21,638)	1.1%
Align Technology Inc.	(689)	(164,670)	(21,125)	1.1%
LKQ Corp.	(5,649)	(164,418)	(21,093)	1.1%
Robert Half International Inc.	(3,092)	(162,674)	(20,869)	1.0%
Booking Holdings Inc.	(96)	(157,413)	(20,194)	1.0%
Other securities	(49,384)	(1,446,765)	(185,596)	9.1%
		$(15,475,350)	(1,985,274)
Accrued Net Interest Receivable/(Payable)			4,401
			$(1,980,873)
JPNBRMV3
Newmont Corp.	(8,136)	$(1,165,087)	$251,924	1.9%
Fidelity National Information Services Inc.	(3,082)	(978,795)	211,643	1.6%
Analog Devices Inc.	(3,205)	(845,742)	182,873	1.4%
Roper Technologies Inc.	(853)	(700,402)	151,446	1.2%
IQVIA Holdings Inc.	(1,825)	(626,667)	135,503	1.0%
Agilent Technologies Inc.	(3,365)	(621,070)	134,293	1.0%
Kroger Co./The	(8,074)	(614,478)	132,867	1.0%
Zimmer Biomet Holdings Inc.	(2,114)	(609,093)	131,703	1.0%
Willis Towers Watson PLC	(1,355)	(581,546)	125,747	1.0%
PACCAR Inc.	(3,477)	(579,537)	125,312	1.0%
Williams Cos. Inc./The	(12,102)	(564,364)	122,031	0.9%
Ball Corp.	(3,403)	(537,327)	116,185	0.9%
Synopsys Inc.	(1,390)	(525,833)	113,700	0.9%
Archer-Daniels-Midland Co.	(5,743)	(513,526)	111,039	0.9%
Motorola Solutions Inc.	(1,472)	(509,747)	110,221	0.8%
Keysight Technologies Inc.	(1,945)	(453,106)	97,974	0.8%
McCormick & Co Inc./MD	(1,181)	(445,915)	96,419	0.7%
Tyson Foods Inc.	(2,974)	(445,264)	96,278	0.7%
Corning Inc.	(8,121)	(430,315)	93,046	0.7%
First Republic Bank/CA	(1,691)	(424,624)	91,816	0.7%
Parker-Hannifin Corp.	(1,102)	(419,413)	90,689	0.7%
Stanley Black & Decker Inc.	(1,572)	(417,005)	90,168	0.7%
Yum China Holdings Inc.	(3,416)	(398,510)	86,169	0.7%
Republic Services Inc.	(2,090)	(394,109)	85,217	0.7%
Dollar Tree Inc.	(2,047)	(392,583)	84,887	0.7%
Laboratory Corp of America Holdings	(984)	(389,772)	84,279	0.6%

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont'd)
Cummins Inc.	(981)	$(386,221)	$83,512	0.6%
M&T Bank Corp.	(1,429)	(385,545)	83,365	0.6%
AMETEK Inc.	(1,905)	(384,660)	83,174	0.6%
Quest Diagnostics Inc.	(1,397)	(370,332)	80,076	0.6%
Cardinal Health Inc.	(3,073)	(366,084)	79,158	0.6%
Fifth Third Bancorp	(8,017)	(360,764)	78,007	0.6%
Arthur J Gallagher & Co.	(1,870)	(353,375)	76,410	0.6%
Leidos Holdings Inc.	(1,451)	(345,119)	74,624	0.6%
NortonLifeLock Inc.	(6,723)	(344,284)	74,444	0.6%
Western Digital Corp.	(3,100)	(343,949)	74,371	0.6%
Hartford Financial Services Group Inc./The	(3,664)	(335,143)	72,467	0.6%
Hologic Inc.	(2,778)	(335,115)	72,461	0.6%
Dover Corp.	(1,486)	(335,060)	72,449	0.6%
Best Buy Co. Inc.	(1,794)	(331,405)	71,659	0.6%
Ameriprise Financial Inc.	(1,189)	(328,923)	71,122	0.5%
Kansas City Southern	(1,042)	(327,561)	70,828	0.5%
Freeport-McMoRan Inc.	(15,125)	(321,546)	69,527	0.5%
Hormel Foods Corp.	(2,813)	(317,317)	68,613	0.5%
Nasdaq Inc.	(1,201)	(317,059)	68,557	0.5%
Tiffany & Co.	(1,038)	(316,108)	68,351	0.5%
Hess Corp.	(2,688)	(314,755)	68,059	0.5%
Liberty Broadband Corp.	(1,057)	(312,311)	67,530	0.5%
Nucor Corp.	(3,146)	(312,003)	67,464	0.5%
JM Smucker Co./The	(1,123)	(310,675)	67,177	0.5%
Other securities	(569,814)	(37,440,790)	8,095,742	62.4%
		$(60,179,934)	13,012,576
Accrued Net Interest Receivable/(Payable)			39,911
			$13,052,487
Total Return Basket Swaps, at Value			$27,989,191

(b)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)  Effective rate at April 30, 2020.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Total return swap contracts ("total return swaps")

At April 30, 2020, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps—Short(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MSCI Daily Total Return World Gross Industrial USD Index	USD	(6,911,141)	11/16/2020	1.30%	0.08%	3M USD LIBOR	3M/T	$891,695	$28,031	$919,726
GSI	Russell Midcap Index	USD	(12,145,237)	7/29/2020	0.51%	(0.30)%	1M USD LIBOR	1M/T	3,660	2,775	6,435
GSI	Russell Midcap Index	USD	(1,754,312)	7/29/2020	0.51%	(0.30)%	1M USD LIBOR	1M/T	373,311	486	373,797
CITI	SPDR S&P Retail ETF	USD	(13,204,800)	7/23/2020	(0.59)%	(1.40)%	1 M USD LIBOR	1M/T	(1,299,600)	(1,922)	(1,301,522)
CITI	Trupanion, Inc.	USD	(2,186,511)	4/15/2021	(1.34)%	(2.15)%	1M USD LIBOR	1M/T	30,067	(2,154)	27,913
CITI	Trupanion, Inc.	USD	(7,028,850)	3/10/2021	(1.64)%	(2.46)%	1M USD LIBOR	1M/T	(7,360)	(5,121)	(12,481)
CITI	Trupanion, Inc.	USD	(1,185,064)	3/10/2021	(1.69)%	(2.50)%	1M USD LIBOR	1M/T	(75,510)	(831)	(76,341)
Total									$(83,737)	$21,264	$(62,473)

(a)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(b)   Effective rate at April 30, 2020.

At April 30, 2020, the Fund had cash collateral of $4,750,000 and $8,090,000 deposited in segregated accounts for Citibank N.A. and JPMorgan Chase Bank N.A., respectively and received cash collateral of $5,980,000 from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

For the six months ended April 30, 2020, the average notional value of total return basket swaps and total return swaps for the Fund was $(245,625,655) for short positions.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Purchased option contracts ("options purchased")

At April 30, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
Citigroup, Inc.	2,300	$11,168,800	$55	6/18/2021	$1,414,500
Hotels, Restaurants & Leisure
Dave & Buster's Entertainment, Inc.	1,708	2,500,512	30	7/17/2020	89,670
Dave & Buster's Entertainment, Inc.	1,918	2,807,952	45	7/17/2020	19,180
Dunkin' Brands Group, Inc.	1,730	10,871,320	60	9/18/2020	1,479,150
					1,588,000
IT Services
WEX, Inc.	474	6,271,968	190	12/18/2020	270,397
Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	2,739	4,809,684	30	6/19/2020	27,390
Software
SailPoint Technologies Holding, Inc.	2,905	5,400,395	22.5	6/19/2020	225,138
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	1,500	2,232,000	32.5	5/15/2020	12,000
Total calls					$3,537,425
Puts
Index
Russell 2000 Index	230	$30,145,272	$1,050	10/16/2020	$1,060,300
S&P 500 Index	92	26,794,356	2,500	10/16/2020	1,073,640
					2,133,940
Total puts					$2,133,940
Total options purchased (cost $8,170,060)					$5,671,365

Written option contracts ("options written")

At April 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
CME Group, Inc.	367	$(6,540,307)	$200	9/18/2020	$(282,590)
Index
Russell 2000 Index	230	(30,145,272)	1,300	10/16/2020	(2,914,100)
S&P 500 Index	92	(26,794,356)	3,000	10/16/2020	(1,506,040)
					(4,420,140)
Industrial Conglomerates
Honeywell International, Inc.	419	(5,945,610)	155	9/18/2020	(274,445)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Internet & Direct Marketing Retail
Amazon.com, Inc.	25	$(6,185,000)	$2,900	7/17/2020	$(116,375)
Chewy, Inc.	550	(2,378,200)	50	5/15/2020	(20,625)
Expedia Group, Inc.	360	(2,555,280)	80	6/19/2020	(135,000)
					(272,000)
IT Services
Repay Holdings Corp.	1,860	(3,323,820)	20	9/18/2020	(269,700)
Visa, Inc.	292	(5,218,624)	200	12/18/2020	(315,360)
					(585,060)
Road & Rail
Union Pacific Corp.	358	(5,720,482)	180	8/21/2020	(172,735)
Specialty Retail
Best Buy Co., Inc.	350	(2,685,550)	82.5	6/19/2020	(116,550)
Home Depot, Inc.	250	(5,495,750)	220	6/19/2020	(288,750)
Home Depot, Inc.	300	(6,594,900)	240	7/17/2020	(192,000)
O'Reilly Automotive, Inc.	152	(5,872,368)	450	8/21/2020	(142,120)
					(739,420)
Water Utilities
American Water Works Co., Inc.	410	(4,989,290)	140	6/19/2020	(25,625)
Total calls					$(6,772,015)
Puts
Banks
Citigroup, Inc.	2,300	$(11,168,800)	$40	6/18/2021	$(1,316,750)
Chemicals
Air Products & Chemicals, Inc.	414	(9,339,012)	170	9/18/2020	(198,720)
Exchange-Traded Funds
iShares iBoxx High Yield Corporate Bond ETF	3,000	(24,129,000)	72	7/17/2020	(391,500)
Hotels, Restaurants & Leisure
Dunkin' Brands Group, Inc.	1,730	(10,871,320)	47.5	9/18/2020	(371,950)
IT Services
WEX, Inc.	474	(6,271,968)	150	12/18/2020	(1,569,678)
Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	911	(1,599,716)	27	6/19/2020	(865,450)
Software
SailPoint Technologies Holding, Inc.	2,905	(5,400,395)	15	6/19/2020	(174,300)
Total puts					$(4,888,348)
Total options written (premium received $9,007,850)					$(11,660,363)

At April 30, 2020, the Fund had an average market value of $3,483,312 in options purchased and $(4,668,840) in options written. At April 30, 2020, the Fund had securities pledged in the amount of $58,660,773 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$17,007,651	$17,007,651
IT Services	131,482,598	—	3,086,998	134,569,596
Oil, Gas & Consumable Fuels	25,648,480	—	1,612,100	27,260,580
Software	206,016,185	—	2,672,122	208,688,307
Other Common Stocks(a)	1,714,777,975	—	—	1,714,777,975
Total Common Stocks	2,077,925,238	—	24,378,871	2,102,304,109
Exchange Traded Funds	21,386,337	—	—	21,386,337
Preferred Stocks
Food Products	—	—	7,276,100	7,276,100
Software	—	—	13,360,475	13,360,475
Other Preferred Stocks(a)	11,984,973	—	—	11,984,973
Total Preferred Stocks	11,984,973	—	20,636,575	32,621,548
Preferred Units(a)	—	—	22,355,245	22,355,245
Loan Assignments
Leisure Goods—Activities—Movies	—	—	23,250,000	23,250,000
Other Loan Assignments(a)	—	780,655	—	780,655
Total Loan Assignments	—	780,655	23,250,000	24,030,655
Corporate Bonds(a)	—	113,342,001	—	113,342,001
Convertible Bonds(a)	—	22,648,003	—	22,648,003
Master Limited Partnerships(a)	41,661,100	—	—	41,661,100
Warrants(a)	4,064,127	—	—	4,064,127
Options Purchased(b)	5,671,365	—	—	5,671,365
Short-Term Investments	—	242,625,569	—	242,625,569
Total Investments	$2,162,693,140	$379,396,228	$90,620,691	$2,632,710,059

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)  The "Purchased option contracts" table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(c)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2020
Investments in Securities:
Common Stocks(d)
Commercial Services	$21,260	$—	$—	$(4,252)	$—	$—	$—	$—	$17,008	$(4,252)
IT Services	3,430	—	—	(343)	—	—	—	—	3,087	(343)
Oil, Gas & Consumable Fuels	2,303	—	—	(691)	—	—	—	—	1,612	(691)
Software	—	—	—	(668)	3,340	—	—	—	2,672	(668)
Preferred Stocks(d)
Food Products	11,725	—	—	(4,449)	—	—	—	—	7,276	(4,449)
Software	—	—	—	—	13,360	—	—	—	13,360	—
Preferred Units(d)
Software	—	—	—	1,638	20,717	—	—	—	22,355	1,638
Loan Assignments
Aerospace & Defense(f)	993	—	—	—	—	—	—	(993)	—	—
Leisure Goods— Activities— Movies(d)	25,000	19	—	(1,769)	—	—	—	—	23,250	(1,769)
Total	$64,711	$19	$—	$(10,534)	$37,417	$—	$—	$(993)	$90,620	$(10,534)

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

(d)  The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2020:

Asset class	Fair value at 4/30/2020	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(e)
Common Stocks	$17,007,651	Market Approach	Market Comparables	$7.89 – $9.85	$7.88	Increase
Common Stocks	3,086,998	Market Approach	Market Comparables	4.69 – 5.21	4.69	Increase
Common Stocks	1,612,100	Market Approach	Market Comparables	4,900 – 7,000	4,900	Increase
Common Stocks	2,672,122	Market Approach	Transaction Price	39.21 – 49.01	39.21	Increase
Preferred Stocks	6,266,670	Market Approach	Market Comparables	10.00 – 17.10	10.00	Increase
Preferred Stocks	1,009,430	Market Approach	Transaction Price	17.10	17.10	Increase
Preferred Stocks	13,360,475	Market Approach	Market Comparables	49.01	49.01	Increase
Preferred Units	22,355,245	Market Approach	Transaction Price	2.90 – 3.31	3.31	Increase
Loan Assignments	23,250,000	Market Approach	First Lien Quotation	93.00 – 100.00	93.00	Increase

(e)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)  Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's short investments as of April 30, 2020:

Liabilities Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(434,684,494)	$—	$—	$(434,684,494)
Corporate Bonds Sold Short(a)	—	(79,043,945)	—	(79,043,945)
Total Short Positions	$(434,684,494)	$(79,043,945)	$—	$(513,728,439)

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Financial Statements

Schedule of Investments Long Short Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2020:

Other Financial Instruments

	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Liabilities	$(58,921,497)	$—	$—	$(58,921,497)
Swaps
Assets	—	31,297,935	—	31,297,935
Liabilities	—	(3,371,217)	—	(3,371,217)
Options Written
Liabilities	(11,660,363)	—	—	(11,660,363)
Total	$(70,581,860)	$27,926,718	$—	$(42,655,142)

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 4/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2020
Other Financial Instruments:
Options Written(c)
Multiline Retail	$(11)	$—	$2	$(15)	$24	$—	$—	$—	$—	$—
Specialty Retail	—	—	—	33	—	(33)	—	—	—	33
Textiles, Apparels & Luxury Goods	(34)	—	227	(193)	—	—	—	—	—	—
Total	$(45)	$—	$229	$(175)	$24	$(33)	$—	$—	$—	$33

(c)  At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^
(Unaudited) April 30, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 93.5%
	U.S. Treasury Notes
$22,800,000	1.50%, due 6/15/2020 – 9/15/2022	$23,145,579
24,400,000	1.38%, due 9/15/2020	24,516,281
45,500,000	1.88%, due 12/15/2020	45,990,547	(a)
46,500,000	2.38%, due 3/15/2021 – 3/15/2022	47,885,774
52,100,000	2.63%, due 6/15/2021 – 12/15/2021	53,818,070	(a)
24,300,000	2.75%, due 9/15/2021	25,153,348
24,200,000	1.75%, due 6/15/2022	24,996,898
	Total U.S. Treasury Obligations (Cost $240,305,085)	245,506,497
NUMBER OF SHARES
Short-Term Investments 6.7%
Investment Companies 6.7%
17,683,000	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.22%(b) (Cost $17,683,000)	17,683,000	(c)
	Total Investments 100.2% (Cost $257,988,085)	263,189,497
	Liabilities Less Other Assets (0.2)%	(445,365	)(d)
	Net Assets 100.0%	$262,744,132

(a)  All or a portion of the security is pledged as collateral for options written.

(b)  Represents 7-day effective yield as of April 30, 2020.

(c)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $17,683,000.

(d)  Includes the impact of the Fund's open positions in derivatives at April 30, 2020.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At April 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	15	$(1,965,996)	$1,225	5/1/2020	$(630)
Russell 2000 Index	5	(655,332)	1,170	5/8/2020	(2,100)
Russell 2000 Index	1	(131,066)	1,205	5/8/2020	(770)
Russell 2000 Index	25	(3,276,660)	1,245	5/8/2020	(36,625)
Russell 2000 Index	5	(655,332)	1,270	5/8/2020	(10,575)
Russell 2000 Index	21	(2,752,394)	1,300	5/8/2020	(66,675)
Russell 2000 Index	5	(655,332)	1,305	5/8/2020	(16,900)
Russell 2000 Index	10	(1,310,664)	1,355	5/8/2020	(61,050)
Russell 2000 Index	2	(262,133)	1,150	5/15/2020	(1,410)
Russell 2000 Index	3	(393,199)	1,180	5/15/2020	(3,165)
Russell 2000 Index	14	(1,834,930)	1,205	5/15/2020	(20,300)
Russell 2000 Index	35	(4,587,324)	1,220	5/15/2020	(60,725)
Russell 2000 Index	7	(917,465)	1,230	5/15/2020	(13,685)
Russell 2000 Index	16	(2,097,062)	1,355	5/15/2020	(110,800)
Russell 2000 Index	2	(262,133)	1,175	5/22/2020	(3,230)
Russell 2000 Index	14	(1,834,930)	1,205	5/22/2020	(30,450)
Russell 2000 Index	53	(6,946,519)	1,215	5/22/2020	(126,935)
Russell 2000 Index	8	(1,048,531)	1,220	5/22/2020	(20,080)
Russell 2000 Index	1	(131,066)	1,230	5/22/2020	(2,755)
Russell 2000 Index	3	(393,199)	1,355	5/22/2020	(23,220)
Russell 2000 Index	7	(917,465)	1,215	5/29/2020	(20,160)
Russell 2000 Index	8	(1,048,531)	1,275	5/29/2020	(37,240)
Russell 2000 Index	14	(1,834,930)	1,300	5/29/2020	(78,470)
Russell 2000 Index	14	(1,834,930)	1,310	5/29/2020	(84,350)
Russell 2000 Index	26	(3,407,726)	1,360	5/29/2020	(221,910)
S&P 500 Index	73	(21,260,739)	2,835	5/1/2020	(20,623)
S&P 500 Index	20	(5,824,860)	2,850	5/1/2020	(9,000)
S&P 500 Index	9	(2,621,187)	2,710	5/8/2020	(8,685)
S&P 500 Index	38	(11,067,234)	2,720	5/8/2020	(40,280)
S&P 500 Index	10	(2,912,430)	2,790	5/8/2020	(19,400)
S&P 500 Index	4	(1,164,972)	2,795	5/8/2020	(8,080)
S&P 500 Index	61	(17,765,823)	2,810	5/8/2020	(139,385)
S&P 500 Index	19	(5,533,617)	2,850	5/8/2020	(60,420)
S&P 500 Index	9	(2,621,187)	2,855	5/8/2020	(29,835)
S&P 500 Index	5	(1,456,215)	2,870	5/8/2020	(18,750)

See Notes to Financial Statements

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont'd)
Index (cont'd)
S&P 500 Index	43	$(12,523,449)	$2,935	5/8/2020	$(276,920)
S&P 500 Index	33	(9,611,019)	2,735	5/15/2020	(88,935)
S&P 500 Index	3	(873,729)	2,765	5/15/2020	(9,540)
S&P 500 Index	12	(3,494,916)	2,775	5/15/2020	(40,200)
S&P 500 Index	21	(6,116,103)	2,810	5/15/2020	(84,945)
S&P 500 Index	3	(873,729)	2,835	5/15/2020	(13,905)
S&P 500 Index	127	(36,987,861)	2,845	5/15/2020	(621,665)
S&P 500 Index	11	(3,203,673)	2,795	5/22/2020	(57,365)
S&P 500 Index	15	(4,368,645)	2,800	5/22/2020	(79,950)
S&P 500 Index	119	(34,657,917)	2,805	5/22/2020	(647,955)
S&P 500 Index	19	(5,533,617)	2,845	5/22/2020	(123,310)
S&P 500 Index	34	(9,902,262)	2,860	5/22/2020	(235,790)
S&P 500 Index	25	(7,281,075)	2,865	5/29/2020	(203,375)
S&P 500 Index	8	(2,329,944)	2,880	5/29/2020	(69,000)
S&P 500 Index	3	(873,729)	2,890	5/29/2020	(26,940)
S&P 500 Index	69	(20,095,767)	2,945	5/29/2020	(772,110)
Total options written (premium received $9,902,178)					$(4,760,573)

For the six months ended April 30, 2020, the Fund had an average market value of $(6,298,827) in options written. At April 30, 2020, the Fund had securities pledged in the amount of $81,101,273 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$245,506,497	$—	$245,506,497
Short-Term Investments	—	17,683,000	—	17,683,000
Total Investments	$—	$263,189,497	$—	$263,189,497

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(4,760,573)	$—	$—	$(4,760,573)
Total	$(4,760,573)	$—	$—	$(4,760,573)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2020	April 30, 2020	April 30, 2020	April 30, 2020
Assets
Investments in securities, at value*† (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$101,289,703	$9,379,717	$2,632,710,059	$263,189,497
Affiliated issuers(b)	—	4,506,066	—	—
	101,289,703	13,885,783	2,632,710,059	263,189,497
Cash	—	—	—	1,274
Foreign currency(c)	—	9,026	58	—
Cash collateral segregated for short sales (Note A)	—	—	650,702,727	—
Cash collateral segregated for futures contracts (Note A)	20,443,752	62,875	95,965,292	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	—	12,840,000	—
Receivable from broker	—	—	4,448,834	—
Dividends and interest receivable	164,309	38,934	4,168,662	1,359,366
Receivable for securities sold	—	287,784	79,969,563	125,334
Receivable from Management—net (Note B)	43,765	35,672	—	—
Receivable for Fund shares sold	385,019	—	6,767,906	3,306,322
Receivable for securities lending income (Note A)	—	—	10,013	—
Receivable for forward foreign currency contracts (Note A)	—	161,386	—	—
Over-the-counter swap contracts, at value (Note A)	—	—	31,297,935	—
Prepaid expenses and other assets	19,783	40,452	71,821	33,370
Total Assets	122,346,331	14,521,912	3,518,952,870	268,015,163
Liabilities
Investments sold short, at value(d) (Note A)	—	—	513,728,439	—
Over-the-counter swap contracts, at value (Note A)	—	—	3,371,217	—
Dividends and interest payable for short sales	—	—	3,049,571	—
Cash collateral segregated for over-the-counter derivatives due to broker (Note A)	—	—	5,980,000	—
Payable to investment manager—net (Notes A & B)	48,455	3,163	2,475,102	94,653
Option contracts written, at value(e) (Note A)	—	63,549	11,660,363	4,760,573
Due to custodian	—	1,271	7,088,430	—
Payable for securities purchased	—	1,659,469	61,802,736	3,510
Payable for Fund shares redeemed	1,340,327	25	2,729,895	293,335
Payable for accumulated variation margin on futures contracts (Note A)	8,042,171	58,575	58,921,497	—
Payable for forward foreign currency contracts (Note A)	—	159,323	—	—
Payable to administrator—net (Note B)	—	—	403,874	18,027
Payable to trustees	3,695	3,763	2,708	3,637
Payable to broker	—	31,047	—	—
Payable for loaned securities collateral (Note A)	—	—	13,725,847	—
Other accrued expenses and payables	110,927	125,950	313,788	97,296
Total Liabilities	9,545,575	2,106,135	685,253,467	5,271,031
Net Assets	$112,800,756	$12,415,777	$2,833,699,403	$262,744,132

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

	COMMODITY STRATEGY FUND**	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	April 30, 2020	April 30, 2020	April 30, 2020	April 30, 2020
Net Assets consist of:
Paid-in capital	$165,168,838	$13,158,775	$2,420,158,430	$285,773,483
Total distributable earnings/(losses)	(52,368,082)	(742,998)	413,540,973	(23,029,351)
Net Assets	$112,800,756	$12,415,777	$2,833,699,403	$262,744,132
Net Assets
Institutional Class	$96,683,190	$9,732,726	$2,708,851,126	$218,617,733
Class A	16,094,081	1,195,623	67,590,599	27,024,118
Class C	23,485	1,462,982	57,257,678	906,289
Class R6	—	24,446	—	16,195,992
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	22,620,730	942,638	185,753,299	21,922,407
Class A	3,829,558	116,550	4,661,986	2,713,513
Class C	5,803	146,693	3,999,404	92,091
Class R6	—	2,367	—	1,623,120
Net Asset Value, offering and redemption price per share
Institutional Class	$4.27	$10.32	$14.58	$9.97
Class R6	—	10.33	—	9.98
Net Asset Value and redemption price per share
Class A	$4.20	$10.26	$14.50	$9.96
Offering Price per share
Class A‡	$4.46	$10.89	$15.38	$10.57
Net Asset Value and offering price per share
Class C^	$4.05	$9.97	$14.32	$9.84
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$12,961,649	$—
*Cost of Investments:
(a) Unafilliated issuers	$102,311,932	$9,309,942	$2,302,708,079	$257,988,085
(b) Affiliated issuers	—	4,961,248	—	—
Total cost of investments	$102,311,932	$14,271,190	$2,302,708,079	$257,988,085
(c) Total cost of foreign currency	$—	$8,876	$57	$—
(d) Proceeds from investments sold short	$—	$—	$487,794,047	$—
(e) Premium received from option contracts written	$—	$96,411	$9,007,850	$9,902,178

**  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Statements of Operations (Unaudited)

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2020	For the Six Months Ended April 30, 2020	For the Six Months Ended April 30, 2020	For the Six Months Ended April 30, 2020
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$70,022	$15,234,103	$—
Dividend income—affiliated issuers (Note F)	—	109,319	—	—
Interest and other income—unaffiliated issuers	1,559,670	56,329	8,346,337	3,109,048
Income from securities loaned-net	—	—	77,851	—
Foreign taxes withheld	—	(2,747)	(193,097)	—
Total income	$1,559,670	$232,923	$23,465,194	$3,109,048
Expenses:
Investment management fees (Notes A & B)	383,534	41,405	14,017,715	633,260
Administration fees (Note B):
Institutional Class	99,627	8,563	1,793,744	175,267
Class A	26,661	2,443	83,837	38,352
Class C	35	2,253	77,069	1,266
Class R6	—	7	—	4,321
Distribution fees (Note B):
Class A	25,636	2,349	80,612	36,877
Class C	134	8,668	296,418	4,870
Shareholder servicing agent fees:
Institutional Class	562	159	10,504	570
Class A	3,001	381	1,647	343
Class C	27	98	619	195
Class R6	—	22	—	93
Audit fees	33,258	33,769	24,863	26,641
Subsidiary Administration Fees	24,863	—	—	—
Custodian and accounting fees	53,314	107,170	266,542	53,762
Insurance	2,378	252	40,616	5,002
Legal fees	36,252	35,975	34,661	32,944
Registration and filing fees	27,536	31,466	84,184	44,352
Shareholder reports	10,878	946	55,744	8,595
Trustees' fees and expenses	25,954	25,954	25,954	25,954
Dividend and interest expense on securities sold short (Note A)	—	—	5,541,325	—
Interest	1,407	194	17,051	—
Miscellaneous	6,974	415	76,784	12,073
Total expenses	762,031	302,489	22,529,889	1,104,737
Expenses reimbursed by Management (Note B)	(159,874)	(232,549)	—	(132,841)
Investment management fees waived (Note A)	—	(16,361)	—	—
Total net expenses	602,157	53,579	22,529,889	971,896
Net investment income/(loss)	$957,513	$179,344	$935,305	$2,137,152

See Notes to Financial Statements

Statements of Operations (Unaudited) (cont'd)

Neuberger Berman Alternative Funds (cont'd)

	COMMODITY STRATEGY FUND(a)	GLOBAL ALLOCATION FUND	LONG SHORT FUND	U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	For the Six Months Ended April 30, 2020	For the Six Months Ended April 30, 2020	For the Six Months Ended April 30, 2020	For the Six Months Ended April 30, 2020
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(2,667,936)	150,397	98,712,014	409,896
Transactions in investment securities of affiliated issuers	—	(98,250)	—	—
Realized gain distributions from affiliated issuers	—	52,798	—	—
Settlement of forward foreign currency contracts	—	(67,167)	—	—
Settlement of foreign currency transactions	—	5,295	(16,259)	—
Expiration or closing of futures contracts	(35,169,498)	(152,571)	42,064,383	—
Expiration or closing of option contracts written	—	(282,751)	2,745,662	(32,042,252)
Expiration or closing of swap contracts	—	(46,420)	10,788,117	—
Change in net unrealized appreciation/ (depreciation) in value of:
Investment securities of unaffiliated issuers	(1,286,157)	(445,823)	(98,204,181)	2,839,997
Investment securities of affiliated issuers	—	(857,153)	—	—
Short positions of unaffiliated issuers	—	—	(13,971,702)	—
Forward foreign currency contracts	—	16,850	—	—
Foreign currency translations	—	772	(56)	—
Futures contracts	(9,536,401)	(3,468)	(55,257,747)	—
Option contracts written	—	27,974	(3,553,768)	3,385,165
Swap contracts	—	(11,740)	37,920,764	—
Net gain/(loss) on investments	(48,659,992)	(1,711,257)	21,227,227	(25,407,194)
Net increase/(decrease) in net assets resulting from operations	$(47,702,479)	$(1,531,913)	$22,162,532	$(23,270,042)

(a)  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	COMMODITY STRATEGY FUND(a)		GLOBAL ALLOCATION FUND		LONG SHORT FUND		U.S. EQUITY INDEX PUTWRITE STRATEGY FUND
	Six Months Ended April 30, 2020 (Unaudited)	Fiscal Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Fiscal Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Fiscal Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Fiscal Year Ended October 31, 2019
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$957,513	$2,864,292	$179,344	$321,077	$935,305	$6,180,109	$2,137,152	$4,428,339
Net realized gain/(loss) on investments	(37,837,434)	(12,632,168)	(438,669)	252,145	154,293,917	133,839,693	(31,632,356)	10,826,400
Change in net unrealized appreciation/(depreciation) of investments	(10,822,558)	8,657,436	(1,272,588)	889,383	(133,066,690)	12,127,460	6,225,162	6,174,907
Net increase/(decrease) in net assets resulting from operations	(47,702,479)	(1,110,440)	(1,531,913)	1,462,605	22,162,532	152,147,262	(23,270,042)	21,429,646
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(2,329,766)	(2,315,966)	(384,527)	(622,161)	(50,110,558)	(137,308,011)	(11,011,231)	(4,309,346)
Class A	(263,335)	(1,051,732)	(57,847)	(118,777)	(1,533,863)	(5,412,807)	(1,397,632)	(377,606)
Class C	(146)	(369)	(39,764)	(82,429)	(1,454,171)	(3,934,083)	(43,108)	(8,562)
Class R6	—	—	(905)	—	—	—	(902,560)	(352,774)
Total distributions to shareholders	(2,593,247)	(3,368,067)	(483,043)	(823,367)	(53,098,592)	(146,654,901)	(13,354,531)	(5,048,288)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	28,694,049	81,905,592	1,002,895	3,672,565	1,084,904,999	797,399,942	66,754,379	111,856,664
Class A	5,191,851	10,826,329	66,845	211,638	14,690,050	20,194,169	4,583,120	18,565,256
Class C	8,250	—	70,500	70,000	2,764,836	3,579,976	—	49,616
Class R6	—	—	—	25,000	—	—	5,143,877	16,645,304
Proceeds from reinvestment of dividends and distributions:
Institutional Class	2,310,028	2,315,966	384,526	622,161	22,757,997	51,690,090	10,710,096	4,185,568
Class A	261,469	1,002,721	57,633	118,598	1,145,352	4,816,038	1,220,143	95,484
Class C	146	331	39,396	81,864	1,099,889	2,924,899	37,384	7,035
Class R6	—	—	—	—	—	—	902,289	352,218
Payments for shares redeemed:
Institutional Class	(35,947,151)	(37,338,314)	(2,122,370)	(6,569,718)	(466,954,379)	(1,607,763,702)	(65,250,656)	(110,087,368)
Class A	(5,239,684)	(34,588,579)	(743,373)	(1,165,462)	(11,472,727)	(63,800,290)	(5,807,383)	(8,039,866)
Class C	—	(7,065)	(278,548)	(720,103)	(7,302,704)	(22,250,845)	(44,905)	(251,233)
Class R6	—	—	—	—	—	—	(5,101,767)	(18,628,690)
Net increase/(decrease) from Fund share transactions	(4,721,042)	24,116,981	(1,522,496)	(3,653,457)	641,633,313	(813,209,723)	13,146,577	14,749,988
Net Increase/(Decrease) in Net Assets	(55,016,768)	19,638,474	(3,537,452)	(3,014,219)	610,697,253	(807,717,362)	(23,477,996)	31,131,346
Net Assets:
Beginning of period	167,817,524	148,179,050	15,953,229	18,967,448	2,223,002,150	3,030,719,512	286,222,128	255,090,782
End of period	$112,800,756	$167,817,524	$12,415,777	$15,953,229	$2,833,699,403	$2,223,002,150	$262,744,132	$286,222,128

(a)  Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements Alternative Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy"), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy"), (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified Fund (Commodity Strategy, Global Allocation and Long Short became diversified in August 2015, December 2013 and December 2014, respectively). U.S. Equity Index PutWrite Strategy is diversified. Each Fund offers Institutional Class shares, Class A shares and Class C shares. Global Allocation and U.S. Equity Index PutWrite Strategy also offer Class R6 shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that Commodity Strategy will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of April 30, 2020, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$21,956,882	19.5%

2  Consolidation: The accompanying financial statements of Commodity Strategy present the consolidated accounts of Commodity Strategy and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments (long and short positions) in equity securities, exchange-traded funds ("ETFs"), preferred stocks and units, master limited partnerships and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

4  Foreign currency translations: The accounting records of the Funds and CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations.

6  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2020, the Funds did not have any unrecognized tax positions.

The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy will include in its taxable income its share of the CS Subsidiary's current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2020 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Commodity Strategy	$108,325,319	$2,110,887	$17,486,410	$(15,375,523)
Global Allocation	14,313,396	708,527	1,105,801	(397,274)
Long Short	2,327,224,620	459,361,408	199,799,857	259,561,551
U.S. Equity Index PutWrite Strategy	257,988,084	8,985,606	399,028	8,586,578

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2019, the Funds recorded the following permanent reclassifications primarily related to one or more of the following: net operating loss written-off, wholly owned subsidiary income and gain (loss), deemed distributions on shareholder redemptions, adjustments to the prior period accumulated balances and partnership non-deductible expenses. For the year ended October 31, 2019, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Commodity Strategy	$(12,343,106)	$12,343,106
Global Allocation	95,466	(95,466)
Long Short	21,768,137	(21,768,137)
U.S. Equity Index PutWrite Strategy	716,985	(716,985)

The tax character of distributions paid during the years ended October 31, 2019, and October 31, 2018, was as follows:

	Distributions Paid From:
	Taxable Income		Long-Term Capital Gain		Return of Capital		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Commodity Strategy	$3,368,067	$4,653,294	$—	$—	$—	$—	$3,368,067	$4,653,294
Global Allocation	401,220	641,484	422,147	368,403	—	—	823,367	1,009,887
Long Short	—	—	146,654,901	—	—	—	146,654,901	—
U.S. Equity Index PutWrite Strategy	5,048,288	6,625,107	—	5,819,643	—	—	5,048,288	12,444,750

As of October 31, 2019, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Commodity Strategy	$2,210,485	$—	$(4,552,964)	$(27,202)	$297,325	$(2,072,356)
Global Allocation	231,067	192,059	876,011	—	(27,179)	1,271,958
Long Short	—	53,086,662	392,776,476	—	(1,386,105)	444,477,033
U.S. Equity Index PutWrite Strategy	5,387,764	5,850,166	2,361,416	—	(4,124)	13,595,222

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, straddles and unsettled short sales, mark-to-market adjustments on swaps, futures, forwards and options, unamortized organization expenses, tax adjustments related to real estate investment trusts ("REITs"), treasury inflation protection securities, passive foreign investment companies, short sales, partnerships, swap contracts and other investments.

To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2019, the below Fund(s) had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Commodity Strategy	$—	$27,202

During the year ended October 31, 2019, U.S. Equity Index PutWrite Strategy had utilized capital loss carryforwards of $1,430,111.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2020, there were no outstanding balances of accrued capital gains taxes for any Fund.

8  Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income, if any, are recorded on the ex-date and generally distributed once a year (usually in December) for Commodity Strategy, Global Allocation, Long Short and quarterly for U.S. Equity Index PutWrite Strategy. Distributions from net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.

For Funds that invest in REITs, these Funds pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. For the year ended October 31, 2019, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after each Fund's fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted on the books of these Funds to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.

9  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Dollar rolls: Each Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before this repurchase, a Fund forgoes principal and interest payments on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

12  Securities sold short: Each Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, a Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, a Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which a Fund sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Funds and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the "Cash collateral segregated for short sales" on the Statements of Assets and Liabilities. The Funds are required to segregate an amount of cash or liquid securities in an amount at least equal to the current market value of the securities sold short (less any additional collateral pledged to the lender). The Funds are contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Funds may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Funds and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees incurred during the six months ended April 30, 2020, are included in the "Dividend and interest expense on securities sold short" on the Statements of Operations and are as follows:

Long Short	$(1,230,927)

At April 30, 2020, Long Short had cash pledged in the amount of $650,702,727 to State Street Bank and Trust Company ("State Street") to cover collateral requirements for borrowing in connection with securities sold short.

13  Securities lending: Each Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent. For the six months ended April 30, 2020, the Fund listed below received income under the securities lending arrangement as follows:

Long Short	$77,851

The initial cash collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and a Fund until the close of the transaction. A Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of April 30, 2020, the Fund listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

Value of Securities Loaned
Long Short	$12,961,649

As of April 30, 2020, the Fund listed below had outstanding loans of securities to certain approved brokers for which it received collateral as follows:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Long Short	$13,725,847	$—	$—	$—	$13,725,847

(a)  Amounts represent the payable for loaned securities collateral received.

14  Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2020, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2020. The Funds have adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Futures contracts: During the six months ended April 30, 2020, Commodity Strategy used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund. During the six months ended April 30, 2020, Global Allocation used futures in an effort to enhance total return and to manage or adjust the risk profile and the investment exposure of the Fund to certain asset classes, countries and regions. In addition, Global Allocation also utilized futures to provide investment exposure to certain indices and markets other than the benchmark indices. During the six months ended April 30, 2020, Long Short used futures on broader market indices and U.S. Treasuries in an effort either to enhance returns or to manage or adjust the risk profile and the investment exposure of the Fund.

At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund or CS Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund's or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund's or CS Subsidiary's taxable income.

Forward foreign currency contracts: During the six months ended April 30, 2020, Global Allocation used forward FX contracts to obtain or reduce exposure to certain markets, establish net short or long positions for currencies and alter the Fund's exposure to markets and currencies.

A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund's Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Total return basket swap contracts: During the six months ended April 30, 2020, Global Allocation used total return basket swaps to enhance total return and obtain or reduce exposure to certain markets. During the six months ended April 30, 2020, Long Short used total return basket swaps to increase returns, reduce risks and for hedging purposes. A Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. For over-the-counter ("OTC") total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Statements of Operations.

Total return swap contracts: During the six months ended April 30, 2020, Global Allocation used total return swaps to enhance total return and obtain or reduce exposure to certain markets. During the six months ended April 30, 2020, Long Short used total return swaps to increase returns, reduce risks and for hedging purposes. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest received or paid on swap contracts to determine the fair value of swaps, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.

Options: During the six months ended April 30, 2020, Global Allocation used options written to enhance total return, manage or adjust the risk profile of the Fund or the risk of individual positions, replace more traditional direct investments and obtain exposure to certain markets. During the six months ended April 30, 2020, Global Allocation used options purchased to enhance total return, manage or adjust the risk profile of the Fund, and replace more traditional direct investments. During the six months ended April 30, 2020, Long Short used options written to enhance total returns. During the six months ended April 30, 2020, Long Short used options purchased either for hedging purposes or to enhance total returns. During the six months ended April 30, 2020, U.S. Equity Index PutWrite Strategy used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.

Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.

Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.

When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At April 30, 2020, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives
Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$2,075,866	$2,075,866
Total Value—Assets		$—	$—	$—	$2,075,866	$2,075,866
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$13,449	$—	$—	$—	$13,449
Forward FX contracts	Receivable for forward foreign currency contracts	—	161,386	—	—	161,386
Options purchased	Investments in securities, at value	—	—	6,046	—	6,046
Total Value—Assets		$13,449	$161,386	$6,046	$—	$180,881
Long Short
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	$—	$—	$31,297,935	$—	$31,297,935
Options purchased	Investments in securities, at value	—	—	5,671,365	—	5,671,365
Total Value—Assets		$—	$—	$36,969,300	$—	$36,969,300
Liability Derivatives
Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$—	$—	$—	$(10,118,037)	$(10,118,037)
Total Value—Liabilities		$—	$—	$—	$(10,118,037)	$(10,118,037)
Global Allocation
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(72,024)	$—	$—	$—	$(72,024)
Forward FX contracts	Payable for forward foreign currency contracts	—	(159,323)	—	—	(159,323)
Options written	Option contracts written, at value	—	—	(63,549)	—	(63,549)
Total Value—Liabilities		$(72,024)	$(159,323)	$(63,549)	$—	$(294,896)

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Long Short
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(250,403)	$—	$(58,671,094)	$—	$(58,921,497)
Over-the-counter swaps	Over-the-counter swap contracts, at value(a)	—	—	(3,371,217)	—	(3,371,217)
Options written	Option contracts written, at value	—	—	(11,660,363)	—	(11,660,363)
Total Value—Liabilities		$(250,403)	$—	$(73,702,674)	$—	$(73,953,077)
U.S. Equity Index PutWrite Strategy
Options written	Option contracts written, at value	$—	$—	$(4,760,573)	$—	(4,760,573)
Total Value—Liabilities		$—	$—	$(4,760,573)	$—	$(4,760,573)

(a)  "Over-the-counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the over-the-counter swap contracts plus accrued interest as of April 30, 2020.

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2020, was as follows:

Realized Gain/(Loss)
Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$—	$—	$—	$(35,169,498)	$(35,169,498)
Total Realized Gain/(Loss)		$—	$—	$—	$(35,169,498)	$(35,169,498)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Global Allocation
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$(63,084)	$—	$(89,487)	$—	$(152,571)
Forward FX contracts	Net realized gain/(loss) on: Settlement of forward foreign currency contracts	—	(67,167)	—	—	(67,167)
Swaps	Net realized gain/(loss) on: Expiration or closing of swap contracts	—	—	(46,420)	—	(46,420)
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	124,265	—	124,265
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	(282,751)	—	(282,751)
Total Realized Gain/(Loss)		$(63,084)	$(67,167)	$(294,393)	$—	$(424,644)
Long Short
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$(1,468,393)	$—	$43,532,776	$—	$42,064,383
Swaps	Net realized gain/(loss) on: Expiration or closing of swap contracts	—	—	10,788,117	—	10,788,117
Options purchased	Net realized gain/(loss) on: Transactions in investment securities of unaffiliated issuers	—	—	1,795,631	—	1,795,631
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	—	—	2,745,662	—	2,745,662
Total Realized Gain/(Loss)		$(1,468,393)	$—	$58,862,186	$—	$57,393,793
U.S. Equity Index PutWrite Strategy
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$—	$—	$(32,042,252)	$—	$(32,042,252)
Total Realized Gain/(Loss)		$—	$—	$(32,042,252)	$—	$(32,042,252)

Change in Appreciation/(Depreciation)
Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
Commodity Strategy
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	$—	$—	$—	$(9,536,401)	$(9,536,401)
Total Change in Appreciation/(Depreciation)		$—	$—	$—	$(9,536,401)	$(9,536,401)
Global Allocation
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	$(27,671)	$—	$24,203	$—	$(3,468)
Forward FX contracts	Change in net unrealized appreciation/(depreciation) in value of: Forward foreign currency contracts	—	16,850	—	—	16,850
Swaps	Change in net unrealized appreciation/(depreciation) in value of: Swap contracts	—	—	(11,740)	—	(11,740)
Options purchased	Change in net unrealized appreciation/(depreciation) in value of: Investment securities of unaffiliated issuers	—	—	(16,645)	—	(16,645)
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	—	—	27,974	—	27,974
Total Change in Appreciation/(Depreciation)		$(27,671)	$16,850	$23,792	$—	$12,971
Long Short
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	$(375,793)	$—	$(54,881,954)	$—	$(55,257,747)
Swaps	Change in net unrealized appreciation/(depreciation) in value of: Swap contracts	—	—	37,920,764	—	37,920,764
Options purchased	Change in net unrealized appreciation/(depreciation) in value of: Investment securities of unaffiliated issuers	—	—	(3,008,983)	—	(3,008,983)
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	—	—	(3,553,768)	—	(3,553,768)
Total Change in Appreciation/(Depreciation)		$(375,793)	$—	$(23,523,941)	$—	$(23,899,734)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Currency Risk	Equity Risk	Commodity Risk	Total
U.S. Equity Index PutWrite Strategy
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	$—	$—	$3,385,165	$—	$3,385,165
Total Change in Appreciation/(Depreciation)		$—	$—	$3,385,165	$—	$3,385,165

While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Global Allocation and Long Short held one or more of these investments at April 30, 2020. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities, by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2020.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Global Allocation
Forward FX contracts	$161,386	$—	$161,386
Total	$161,386	$—	$161,386
Long Short
Over-the-counter swap contracts	$31,297,935	$—	$31,297,935
Securities lending	12,961,649	—	12,961,649
Total	$44,259,584	$—	$44,259,584

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Net Amounts of the Statements of Assets and Liabilities	Assets Presented in Available for Offset	Liabilities Cash Collateral Received(a)	Net Amount(b)
Global Allocation
CITI	$25,455	$(25,455)	$—	$—
GSI	43,777	(40,469)	—	3,308
JPM	14,397	(14,397)	—	—
RBC	18,889	(9,210)	—	9,679
SCB	17,469	(17,469)	—	—
SG	7,762	(7,762)	—	—
SSB	33,637	(23,696)	—	9,941
Total	$161,386	$(138,458)	$—	$22,928

Counterparty	Net Amounts of the Statements of Assets and Liabilities	Assets Presented in Available for Offset	Liabilities Cash Collateral Received(a)	Net Amount(b)
Long Short
CITI	$27,913	$(27,913)	$—	$—
GSI	7,368,505	—	(5,980,000)	1,388,505
JPM	23,901,517	(1,980,873)	—	21,920,644
SSB	12,961,649	—	(12,961,649)	—
Total	$44,259,584	$(2,008,786)	$(18,941,649)	$23,309,149

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Global Allocation
Forward FX contracts	$(159,323)	$—	$(159,323)
Total	$(159,323)	$—	$(159,323)
Long Short
Over-the-counter swap contracts	$(3,371,217)	$—	$(3,371,217)
Total	$(3,371,217)	$—	$(3,371,217)

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Cash Collateral Pledged(a)	Net Amount(c)
Global Allocation
CITI	$(30,224)	$25,455	$—	$(4,769)
GSI	(40,469)	40,469	—	—
JPM	(28,328)	14,397	—	(13,931)
RBC	(9,210)	9,210	—	—
SCB	(18,713)	17,469	—	(1,244)
SG	(8,683)	7,762	—	(921)
SSB	(23,696)	23,696	—	—
Total	$(159,323)	$138,458	$—	$(20,865)
Long Short
CITI	$(1,390,344)	$27,913	$1,362,431	$—
JPM	(1,980,873)	1,980,873	—	—
Total	$(3,371,217)	$2,008,786	$1,362,431	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2020, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized to each counterparty as of April 30, 2020.

15  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

16  Transactions with other funds managed by Neuberger Berman Investment Advisers LLC: The Funds and NBIA have obtained an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Funds to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order ("Exemptive Order"). Through April 30, 2020, Global Allocation invested in Commodity Strategy, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman Genesis Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman International Select Fund, Neuberger Berman Short Duration High Income Fund and U.S. Equity Index PutWrite Strategy (collectively the "Underlying Funds") (See Note F).

For the Funds' investments in the Underlying Funds, NBIA waived a portion of its management fee equal to the management fee it received from the Underlying Funds on those assets (the "Arrangement"). For the six months ended April 30, 2020, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Investment management fees waived." For the six months ended April 30, 2020, distributions from income and capital gains received from the Underlying Funds on Global Allocation's investments is reflected in the Statements of Operations under the caption "Dividend income-affiliated issuers" and "Realized gain distributions from affiliated issuers". For the six months ended April 30, 2020, management fees waived under this Arrangement and distributions from income and capital gains received from Global Allocation's investments in the Underlying Funds were as follows:

	Management Fees Waived	Distributions from Income and Capital Gains
Global Allocation	$16,361	$162,117

17  Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by (a) the 1940 Act, (b) the Exemptive Order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

18  Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

19  Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact operating performance at the Funds' portfolio companies.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee as a percentage of average daily net assets(a) according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $2 billion	Thereafter
For Commodity Strategy and CS Subsidiary:
	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.375%	0.35%
For Global Allocation:
	0.55%	0.55%	0.55%	0.55%	0.525%	0.525%	0.50%	0.50%
For Long Short:
	1.20%	1.175%	1.15%	1.125%	1.10%	1.075%	1.075%	1.05%
For U.S. Equity Index PutWrite Strategy:
	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

Accordingly, for the six months ended April 30, 2020, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund's average daily net assets(a), as follows:

	Effective Rate
Commodity Strategy	0.50%
CS Subsidiary	0.50%
Global Allocation	0.33	%(b)
Long Short	1.11%

(a)  Less the NAV of the CS Subsidiary for Commodity Strategy.

(b)  After management fee waiver (Note A).

Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.26% for each of Class A and Class C of each of Commodity Strategy, Global Allocation, Long Short and U.S. Equity Index PutWrite Strategy; 0.15% for Institutional Class; and 0.05% for Class R6 (0.08% prior to December 6, 2018), each as a percentage of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A, Class C and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy has agreed to share with the CS Subsidiary. For the six months ended April 30, 2020, the expenses of the CS Subsidiary amounted to $96,626.

At April 30, 2020, contingent liabilities to NBIA under the agreements were as follows:

				Expenses Reimbursed in Year Ended October 31,
				2017	2018	2019	2020
				Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)		Expiration	2020	2021	2022	2023
Commodity Strategy Institutional Class	0.73	%(b)	10/31/23	$211,468	$227,405	$267,105	$135,863
Commodity Strategy Class A	1.09	%(b)	10/31/23	131,093	118,368	88,930	23,957
Commodity Strategy Class C	1.84	%(b)	10/31/23	545	159	118	54
Global Allocation Institutional Class	0.75	%(b)	10/31/23	346,296	329,169	314,674	176,322
Global Allocation Class A	1.11	%(b)	10/31/23	131,054	79,935	63,743	28,940
Global Allocation Class C	1.86	%(b)	10/31/23	110,994	63,702	53,469	26,859
Global Allocation Class R6	0.65%		10/31/23	—	—	604 (c)	428
Long Short Institutional Class	1.70%		10/31/23	—	—	—	—
Long Short Class A	2.06%		10/31/23	—	—	—	—
Long Short Class C	2.81%		10/31/23	—	—	—	—
U.S. Equity Index PutWrite Strategy Institutional Class	0.65%		10/31/23	290,602	238,341	245,105	110,146
U.S. Equity Index PutWrite Strategy Class A	1.01%		10/31/23	6,844	8,937	27,065	14,135
U.S. Equity Index PutWrite Strategy Class C	1.76%		10/31/23	628	1,190	1,602	650
U.S. Equity Index PutWrite Strategy Class R6	0.55	%(b)	10/31/23	31,856	16,306	21,621	7,910

(a)  Expense limitation per annum of the respective class' average daily net assets.

(b)  Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
Commodity Strategy Institutional Class	1.10%	2/28/17
Commodity Strategy Class A	1.46%	2/28/17
Commodity Strategy Class C	2.21%	2/28/17
Global Allocation Institutional Class	0.90%	2/28/17
Global Allocation Class A	1.26%	2/28/17
Global Allocation Class C	2.01%	2/28/17
U.S. Equity Index PutWrite Strategy Class R6	0.58%	12/6/18

(c)  Period from January 18, 2019 (Commencement of Operations) to October 31, 2019.

Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class' annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended April 30, 2020, there was no repayment to NBIA under these agreements.

Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.

However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75%. Class A shares of each Fund are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2020, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Commodity Strategy Class A	$361	$—	$—	$—
Commodity Strategy Class C	—	—	—	—
Global Allocation Class A	126	—	—	—
Global Allocation Class C	—	—	—	—
Long Short Class A	11,050	—	—	—
Long Short Class C	—	1,278	—	—
U.S. Equity Index PutWrite Strategy Class A	678	—	—	—
U.S. Equity Index PutWrite Strategy Class C	—	70	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2020, there were purchase and sale transactions of long-term securities (excluding swaps, futures, forward FX contracts and written option contracts) as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations	Securities Sold Short	Covers on Securities Sold Short
Commodity Strategy	$—	$65,833,540	$—	$112,097,069	$—	$—
Global Allocation	8,657,683	4,112,121	9,312,191	4,281,556	—	—
Long Short	—	1,361,875,869	—	856,612,084	632,648,151	460,346,486
U.S. Equity Index PutWrite Strategy	—	42,779,727	—	78,648,184	—	—

During the six months ended April 30, 2020, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2020, and for the year ended October 31, 2019, was as follows:

	For the Six Months Ended April 30, 2020				For the Year Ended October 31, 2019
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Commodity Strategy
Institutional Class	5,700,555	385,647	(7,671,567)	(1,585,365)	14,040,717	411,362	(6,446,851)	8,005,228
Class A	1,044,321	44,317	(1,079,967)	8,671	1,876,272	181,324	(6,119,583)	(4,061,987)
Class C	1,445	25	—	1,470	—	62	(1,293)	(1,231)
Global Allocation
Institutional Class	85,487	32,894	(204,370)	(85,989)	332,266	62,466	(605,173)	(210,441)
Class A	6,488	4,956	(77,891)	(66,447)	19,039	11,967	(105,598)	(74,592)
Class C	6,357	3,474	(26,499)	(16,668)	6,733	8,466	(67,393)	(52,194)
Class R6	—	—	—	—	2,367	—	—	2,367 (a)
Long Short(b)
Institutional Class	73,635,335	1,547,111	(32,460,073)	42,722,373	57,658,138	4,099,135	(114,514,852)	(52,757,579)
Class A	1,026,908	78,181	(793,964)	311,125	1,430,348	382,225	(4,745,285)	(2,932,712)
Class C	193,535	75,854	(511,700)	(242,311)	260,490	232,504	(1,591,645)	(1,098,651)
U.S. Equity Index PutWrite Strategy
Institutional Class	6,422,500	988,388	(6,472,949)	937,939	10,415,268	393,459	(10,249,574)	559,153
Class A	430,882	110,454	(552,033)	(10,697)	1,727,603	8,985	(746,387)	990,201
Class C	—	3,445	(4,156)	(711)	4,592	679	(23,753)	(18,482)
Class R6	489,499	82,738	(521,145)	51,092	1,596,596	33,222	(1,737,314)	(107,496)

(a)  Period from January 18, 2019 (Commencement of Operations) to October 31, 2019.

(b)  After the close of business on December 7, 2018, the Fund's Class A and Class C shares underwent a reverse stock split. The capital share activity presented here for the year ended October 31, 2019, has been adjusted to reflect this split. See Note G of the Notes to Financial Statements.

Note E—Line of Credit:

At April 30, 2020, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that an individual Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at April 30, 2020. During the period ended April 30, 2020, no Fund utilized the Credit Facility.

Note F—Investments in Affiliates(a):

	Value October 31, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held April 30, 2020	Value April 30, 2020
Global Allocation
Commodity Strategy Institutional Class	$712,787	$11,357	$50,000	$(183,892)	$(22,545)	$11,357	109,533	$467,707
Neuberger Berman Emerging Markets Debt Fund Institutional Class	204,043	148,480	—	(47,933)	—	6,784	40,504	304,590
Neuberger Berman Emerging Markets Equity Fund Class R6	905,526	18,152	110,000	(126,830)	(6,706)	18,152	40,055	680,142
Neuberger Berman Floating Rate Income Fund Institutional Class	378,842	296,872	215,000	(38,152)	(34,309)	11,961	44,678	388,253
Neuberger Berman Genesis Fund Class R6	482,464	29,011	50,000	(60,497)	(5,934)	29,011	7,616	395,044

	Value October 31, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held April 30, 2020	Value April 30, 2020
Neuberger Berman High Income Bond Fund Class R6	$702,603	$522,523	$—	$(126,996)	$—	$26,395	$142,614	$1,098,130
Neuberger Berman International Select Fund Class R6	1,674,853	55,254	440,000	(236,631)	(28,756)	55,254	90,046	1,024,720
Neuberger Berman Short Duration High Income Fund Institutional Class	179,873	3,829	—	(36,222)	—	3,203	19,253	147,480
Total for affiliates held as of 4/30/20(c)	$5,240,991	$1,085,478	$865,000	$(857,153)	$(98,250)	$162,117		$4,506,066

(a)  Affiliated persons, as defined in the 1940 Act.

(b)  Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.

(c)  At April 30, 2020, the value of these securities amounted to 36.3% of net assets of Global Allocation.

In addition, at April 30, 2020, there were affiliated persons, as defined in the 1940 Act, owning 0.55%, 0.42% and 2.50% of Commodity Strategy's, Global Allocation's and U.S. Equity Index PutWrite Strategy's outstanding shares, respectively.

Note G—Stock Split:

In 2018, the Board approved a reverse stock split (the "Stock Split") of the issued and outstanding shares of certain classes of Long Short (the "Stock Split Fund"). The Stock Split occurred after the close of business on December 7, 2018. The Stock Split was carried out in accordance with a stock split ratio calculated to result in NAVs that better aligned the share class prices of the Stock Split Fund.

After the close of business on December 7, 2018, the following classes of the Stock Split Fund underwent a stock split as follows:

Fund Class	Stock Split Ratio (Old to New)
Long Short Class A	1	: 0.9792
Long Short Class C	1	: 0.9328

Note H—Recent Accounting Pronouncements:

The Funds have adopted FASB Accounting Standards Update 2017-08 "Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings/(loss) or the NAV of the Funds' financial statements. The cumulative effect adjustments were as follows:

	Cost	Unrealized Appreciation
Commodity Strategy	$(6,875)	$6,875
Global Allocation	(243)	243
Long Short	(10,245)	10,245

In August 2018, FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: "Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note I—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Commodity Strategy Fund[b]
Institutional Class
4/30/2020 (Unaudited)	$6.00	$0.04	$(1.67)	$(1.63)	$(0.10)	$—	$(0.10)	$—	$4.27	(27.70)%*	$96.7	0.94%**	0.94	%Ø**	0.74%**	0.74	%Ø**	1.30%**	57%*	57	%Ø*
10/31/2019	$6.19	$0.12	$(0.16)	$(0.04)	$(0.15)	$(0.00)	$(0.15)	$—	$6.00	(0.41)%	$145.3	0.96%	0.96	%Ø	0.74%	0.74	%Ø	1.99%	88%	88	%Ø
10/31/2018	$6.36	$0.08	$(0.01)	$0.07	$(0.24)	$—	$(0.24)	$—	$6.19	1.19%	$100.3	0.98%	0.98	%Ø	0.74%	0.74	%Ø	1.31%	107%	107	%Ø
10/31/2017	$5.99	$0.02	$0.35	$0.37	$—	$—	$—	$—	$6.36	6.18%	$83.1	1.18%	1.18	%Ø	0.85%	0.85	%Ø	0.36%	105%	105	%Ø
10/31/2016	$6.20	$(0.03)	$(0.18)	$(0.21)	$—	$—	$—	$—	$5.99	(3.39)%	$49.0	1.65%	1.65	%Ø	1.10%	1.10	%Ø	(0.44)%	58%	58	%Ø
10/31/2015	$8.39	$(0.05)	$(2.14)	$(2.19)	$—	$(0.00)	$(0.00)	$—	$6.20	(26.09)%	$31.8	1.47%	1.47	%Ø	1.10%	1.10	%Ø	(0.67)%	35%	35	%Ø
Class A
4/30/2020 (Unaudited)	$5.89	$0.03	$(1.65)	$(1.62)	$(0.07)	$—	$(0.07)	$—	$4.20	(27.86)%*	$16.1	1.33%**	1.33	%Ø**	1.10%**	1.10	%Ø**	0.94%**	57%*	57	%Ø*
10/31/2019	$6.07	$0.09	$(0.14)	$(0.05)	$(0.13)	$(0.00)	$(0.13)	$—	$5.89	(0.64)%	$22.5	1.37%	1.37	%Ø	1.09%	1.09	%Ø	1.65%	88%	88	%Ø
10/31/2018	$6.24	$0.06	$(0.01)	$0.05	$(0.22)	$—	$(0.22)	$—	$6.07	0.81%	$47.9	1.35%	1.35	%Ø	1.10%	1.10	%Ø	0.95%	107%	107	%Ø
10/31/2017	$5.90	$(0.00)	$0.34	$0.34	$—	$—	$—	$—	$6.24	5.76%	$42.4	1.56%	1.56	%Ø	1.21%	1.21	%Ø	(0.02)%	105%	105	%Ø
10/31/2016	$6.12	$(0.05)	$(0.17)	$(0.22)	$—	$—	$—	$—	$5.90	(3.59)%	$33.3	2.04%	2.04	%Ø	1.46%	1.46	%Ø	(0.82)%	58%	58	%Ø
10/31/2015	$8.32	$(0.07)	$(2.13)	$(2.20)	$—	$(0.00)	$(0.00)	$—	$6.12	(26.43)%	$35.5	1.84%	1.84	%Ø	1.46%	1.46	%Ø	(1.05)%	35%	35	%Ø
Class C
4/30/2020 (Unaudited)	$5.66	$0.00	$(1.58)	$(1.58)	$(0.03)	$—	$(0.03)	$—	$4.05	(28.02)%*	$0.0	2.25%**	2.25	%Ø**	1.85%**	1.85	%Ø**	0.17%**	57%*	57	%Ø*
10/31/2019	$5.83	$0.05	$(0.14)	$(0.09)	$(0.08)	$(0.00)	$(0.08)	$—	$5.66	(1.51)%	$0.0	2.32%	2.32	%Ø	1.84%	1.84	%Ø	0.88%	88%	88	%Ø
10/31/2018	$5.95	$0.01	$—	$0.01	$(0.13)	$—	$(0.13)	$—	$5.83	0.15%	$0.0	2.34%	2.34	%Ø	1.85%	1.85	%Ø	0.19%	107%	107	%Ø
10/31/2017	$5.71	$(0.05)	$0.29	$0.24	$—	$—	$—	$—	$5.95	4.20%	$0.0	3.20%	3.20	%Ø	2.03%	2.03	%Ø	(0.92)%	105%	105	%Ø
10/31/2016	$5.98	$(0.09)	$(0.18)	$(0.27)	$—	$—	$—	$—	$5.71	(4.52)%	$0.1	3.06%	3.06	%Ø	2.21%	2.21	%Ø	(1.65)%	58%	58	%Ø
10/31/2015	$8.19	$(0.12)	$(2.09)	$(2.21)	$—	$(0.00)	$(0.00)	$—	$5.98	(26.98)%	$3.1	2.70%	2.70	%Ø	2.21%	2.21	%Ø	(1.79)%	35%	35	%Ø

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Global Allocation Fund
Institutional Class
4/30/2020 (Unaudited)	$11.65	$0.14	$(1.10)	$(0.96)	$(0.23)	$(0.14)	$(0.37)	$—	$10.32	(8.60)%*	$9.7	3.85%**	3.85	%Ø**	0.54%**	0.54	%Ø**	2.55%**	32%*	32	%cØ*
10/31/2019	$11.15	$0.24	$0.80	$1.04	$(0.25)	$(0.29)	$(0.54)	$—	$11.65	10.13%[d]	$12.0	3.35%	3.35	%Ø	0.49%	0.49	%Ø	2.12%	74%	74	%cØ
10/31/2018	$12.14	$0.23	$(0.58)	$(0.35)	$(0.22)	$(0.42)	$(0.64)	$—	$11.15	(3.14)%[d]	$13.8	3.04%	3.04	%Ø	0.46%	0.46	%Ø	1.96%	59%[c]	59	%cØ
10/31/2017	$10.49	$0.18	$1.52	$1.70	$(0.05)	$—	$(0.05)	$—	$12.14	16.24%	$13.9	3.59%[e]	3.56%		0.49%[e]	0.46%		1.63%[e]	113%[c]	101%[c]
10/31/2016	$10.42	$0.10	$(0.01)	$0.09	$(0.00)	$(0.02)	$(0.02)	$—	$10.49	0.87%	$10.1	4.17%	3.66%		1.11%	0.60%		0.97%	176%[c]	174%[c]
10/31/2015	$10.81	$0.06	$(0.17)	$(0.11)	$(0.28)	$(0.00)	$(0.28)	$—	$10.42	(1.12)%	$8.9	3.29%	2.94%		1.03%	0.69%		0.51%	195%[c]	185%[c]
Class A
4/30/2020 (Unaudited)	$11.55	$0.12	$(1.09)	$(0.97)	$(0.18)	$(0.14)	$(0.32)	$—	$10.26	(8.70)%*	$1.2	4.20%**	4.20	%Ø**	0.90%**	0.90	%Ø**	2.19%**	32%*	32	%cØ*
10/31/2019	$11.05	$0.20	$0.79	$0.99	$(0.20)	$(0.29)	$(0.49)	$—	$11.55	9.70%[d]	$2.1	3.74%	3.74	%Ø	0.84%	0.84	%Ø	1.79%	74%	74	%cØ
10/31/2018	$12.04	$0.20	$(0.59)	$(0.39)	$(0.18)	$(0.42)	$(0.60)	$—	$11.05	(3.49)%[d]	$2.8	3.46%	3.46	%Ø	0.82%	0.82	%Ø	1.70%	59%[c]	59	%cØ
10/31/2017	$10.40	$0.14	$1.50	$1.64	$—	$—	$—	$—	$12.04	15.77%	$3.9	4.10%[e]	4.05%		0.89%[e]	0.84%		1.27%[e]	113%[c]	101%[c]
10/31/2016	$10.36	$0.06	$(0.00)	$0.06	$—	$(0.02)	$(0.02)	$—	$10.40	0.59%	$5.9	4.53%	4.01%		1.49%	0.96%		0.64%	176%[c]	174%[c]
10/31/2015	$10.76	$0.02	$(0.18)	$(0.16)	$(0.24)	$(0.00)	$(0.24)	$—	$10.36	(1.52)%	$8.1	3.69%	3.34%		1.39%	1.04%		0.16%	195%[c]	185%[c]
Class C
4/30/2020 (Unaudited)	$11.20	$0.08	$(1.07)	$(0.99)	$(0.10)	$(0.14)	$(0.24)	$—	$9.97	(9.11)%*	$1.5	4.97%**	4.97	%Ø**	1.65%**	1.65	%Ø**	1.46%**	32%*	32	%cØ*
10/31/2019	$10.70	$0.11	$0.79	$0.90	$(0.11)	$(0.29)	$(0.40)	$—	$11.20	8.97%[d]	$1.8	4.47%	4.47	%Ø	1.59%	1.59	%Ø	1.01%	74%	74	%cØ
10/31/2018	$11.66	$0.11	$(0.58)	$(0.47)	$(0.07)	$(0.42)	$(0.49)	$—	$10.70	(4.25)%[d]	$2.3	4.18%	4.18	%Ø	1.57%	1.57	%Ø	0.92%	59%[c]	59	%cØ
10/31/2017	$10.14	$0.05	$1.47	$1.52	$—	$—	$—	$—	$11.66	14.99%	$3.2	4.84%[e]	4.79%		1.63%[e]	1.59%		0.50%[e]	113%[c]	101%[c]
10/31/2016	$10.18	$(0.01)	$(0.01)	$(0.02)	$—	$(0.02)	$(0.02)	$—	$10.14	(0.19)%	$4.7	5.26%	4.74%		2.24%	1.71%		(0.10)%	176%[c]	174%[c]
10/31/2015	$10.60	$(0.06)	$(0.18)	$(0.24)	$(0.18)	$(0.00)	$(0.18)	$—	$10.18	(2.29)%	$6.6	4.45%	4.10%		2.14%	1.79%		(0.57)%	195%[c]	185%[c]
Class R6
4/30/2020 (Unaudited)^	$11.65	$0.15	$(1.09)	$(0.94)	$(0.24)	$(0.14)	$(0.38)	$—	$10.33	(8.43)%*	$0.0	3.92%**	3.92	%Ø**	0.43%**	0.43	%Ø**	2.67%**	32%*	32	%cØ*
Period from 1/18/2019^ to 10/31/2019	$10.56	$0.16	$0.93	$1.09	$—	$—	$—	$—	$11.65	10.32%*	$0.0	3.55%**	3.55	%Ø**	0.39%**	0.39	%Ø**	1.78%**	74%*	74	%^^cØ*
See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
Long Short Fund
Institutional Class
4/30/2020 (Unaudited)	$14.67	$0.01	$0.25	$0.26	$—	$(0.35)	$(0.35)	$—	$14.58	1.77	%*	$2,708.9	1.76%**	1.32%**	1.76%**	1.32%**	0.11	%**	58%*	40%*
10/31/2019	$14.54	$0.04	$0.85	$0.89	$—	$(0.76)	$(0.76)	$—	$14.67	6.98%[d]		$2,098.0	1.78%	1.33%	1.78%	1.33%	0.28%		66%	47%
10/31/2018	$14.21	$0.03	$0.30	$0.33	$—	$—	$—	$—	$14.54	2.32%[d]		$2,847.3	1.60%	1.31%	1.60%	1.31%	0.23%		83%	69%
10/31/2017	$12.74	$0.02	$1.45	$1.47	$—	$—	$—	$0.00	$14.21	11.54	%fg	$2,853.0	1.80%	1.33%	1.80%[h]	1.32%[h]	0.12%[h]		80%	64%
10/31/2016	$12.76	$(0.03)	$0.01	$(0.02)	$(0.00)	$—	$(0.00)	$—	$12.74	(0.14)%		$2,074.7	1.91%	1.33%	1.91%	1.33%	(0.22)%		86%	72%
10/31/2015	$13.02	$0.02	$(0.21)	$(0.19)	$(0.02)	$(0.05)	$(0.07)	$—	$12.76	(1.45)%		$2,719.8	1.66%	1.31%	1.66%	1.31%	0.16%		91%	69%
Class A
4/30/2020 (Unaudited)[i]	$14.61	$(0.02)	$0.26	$0.24	$—	$(0.35)	$(0.35)	$—	$14.50	1.64	%*	$67.6	2.10%**	1.68%**	2.10%**	1.68%**	(0.24	)%**	58%*	40%*
10/31/2019[i]	$14.54	$(0.01)	$0.84	$0.83	$—	$(0.76)	$(0.76)	$—	$14.61	6.54%[d]		$63.6	2.13%	1.69%	2.13%	1.69%	(0.08)%		66%	47%
10/31/2018[i]	$14.26	$(0.02)	$0.30	$0.28	$—	$—	$—	$—	$14.54	2.01%[d]		$105.9	1.96%	1.67%	1.96%	1.67%	(0.13)%		83%	69%
10/31/2017[i]	$12.83	$(0.02)	$1.45	$1.43	$—	$—	$—	$0.00	$14.26	11.15	%fg	$145.6	2.16%	1.68%	2.16%[h]	1.68%[h]	(0.18)%[h]		80%	64%
10/31/2016[i]	$12.89	$(0.07)	$0.01	$(0.06)	$—	$—	$—	$—	$12.83	(0.48)%		$206.4	2.28%	1.69%	2.28%	1.69%	(0.59)%		86%	72%
10/31/2015[i]	$13.18	$(0.03)	$(0.21)	$(0.24)	$—	$(0.05)	$(0.05)	$—	$12.89	(1.89)%		$361.7	2.03%	1.68%	2.03%	1.68%	(0.20)%		91%	69%
Class C
4/30/2020 (Unaudited)[i]	$14.49	$(0.07)	$0.25	$0.18	$—	$(0.35)	$(0.35)	$—	$14.32	1.23	%*	$57.3	2.84%**	2.42%**	2.84%**	2.42%**	(0.98	)%**	58%*	40%*
10/31/2019[i]	$14.53	$(0.12)	$0.84	$0.72	$—	$(0.76)	$(0.76)	$—	$14.49	5.79%[d]		$61.4	2.88%	2.44%	2.88%	2.44%	(0.82)%		66%	47%
10/31/2018[i]	$14.34	$(0.13)	$0.32	$0.19	$—	$—	$—	$—	$14.53	1.27%[d]		$77.6	2.71%	2.42%	2.71%	2.42%	(0.88)%		83%	69%
10/31/2017[i]	$13.00	$(0.13)	$1.47	$1.34	$—	$—	$—	$0.00	$14.34	10.31	%fg	$92.7	2.90%	2.43%	2.90%[h]	2.43%[h]	(0.94)%[h]		80%	64%
10/31/2016[i]	$13.18	$(0.18)	$0.00	$(0.18)	$—	$—	$—	$—	$13.00	(1.30)%		$117.3	3.02%	2.44%	3.02%	2.44%	(1.33)%		86%	72%
10/31/2015[i]	$13.57	$(0.13)	$(0.21)	$(0.34)	$—	$(0.05)	$(0.05)	$—	$13.18	(2.56)%		$190.6	2.77%	2.42%	2.77%	2.42%	(0.94)%		91%	69%

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund
Institutional Class
4/30/2020 (Unaudited)	$11.28	$0.08	$(0.86)	$(0.78)	$(0.10)	$(0.43)	$(0.53)	$—	$9.97	(7.29)%*	$218.6	0.75	%**	0.75	%Ø**	0.66	%**	0.66	%Ø**	1.55	%**	16%*	16	%Ø*
10/31/2019	$10.65	$0.18	$0.66	$0.84	$(0.21)	$—	$(0.21)	$—	$11.28	7.99%	$236.8	0.76%		0.76	%Ø	0.65%		0.65	%Ø	1.65%		31%	31	%Ø
10/31/2018	$11.33	$0.12	$(0.13)	$(0.01)	$(0.08)	$(0.59)	$(0.67)	$—	$10.65	(0.16)%	$217.6	0.74%		0.74	%Ø	0.65%		0.65	%Ø	1.09%		56%	56	%Ø
10/31/2017	$10.09	$0.05	$1.26	$1.31	$(0.04)	$(0.03)	$(0.07)	$—	$11.33	13.05%	$152.0	0.98%		0.98	%Ø	0.65%		0.65	%Ø	0.49%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$0.00	$0.09	$0.09	$—	$—	$—	$—	$10.09	0.90%*	$21.2	3.84	%‡**	3.84	%‡Ø**	0.65	%‡**	0.65	%‡Ø**	0.26	%‡**	0%*	0	%Ø*
Class A
4/30/2020 (Unaudited)	$11.27	$0.06	$(0.86)	$(0.80)	$(0.08)	$(0.43)	$(0.51)	$—	$9.96	(7.48)%*	$27.0	1.11	%**	1.11	%Ø**	1.02	%**	1.02	%Ø**	1.19	%**	16%*	16	%Ø*
10/31/2019	$10.64	$0.14	$0.66	$0.80	$(0.17)	$—	$(0.17)	$—	$11.27	7.63%	$30.7	1.12%		1.12	%Ø	1.01%		1.01	%Ø	1.30%		31%	31	%Ø
10/31/2018	$11.33	$0.11	$(0.16)	$(0.05)	$(0.05)	$(0.59)	$(0.64)	$—	$10.64	(0.55)%	$18.4	1.11%		1.11	%Ø	1.01%		1.01	%Ø	0.97%		56%	56	%Ø
10/31/2017	$10.09	$0.01	$1.27	$1.28	$(0.01)	$(0.03)	$(0.04)	$—	$11.33	12.70%	$4.1	1.35%		1.35	%Ø	1.01%		1.01	%Ø	0.13%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$(0.00)	$0.09	$0.09	$—	$—	$—	$—	$10.09	0.90%*	$0.4	4.26	%‡**	4.26	%‡Ø**	1.01	%‡**	1.01	%‡Ø**	(0.05	)%‡**	0%*	0	%Ø*
Class C
4/30/2020 (Unaudited)	$11.14	$0.02	$(0.85)	$(0.83)	$(0.04)	$(0.43)	$(0.47)	$—	$9.84	(7.84)%*	$0.9	1.90	%**	1.90	%Ø**	1.77	%**	1.77	%Ø**	0.44	%**	16%*	16	%Ø*
10/31/2019	$10.51	$0.06	$0.65	$0.71	$(0.08)	$—	$(0.08)	$—	$11.14	6.86%	$1.0	1.92%		1.92	%Ø	1.76%		1.76	%Ø	0.54%		31%	31	%Ø
10/31/2018	$11.24	$(0.00)	$(0.13)	$(0.13)	$(0.01)	$(0.59)	$(0.60)	$—	$10.51	(1.30)%	$1.2	1.89%		1.89	%Ø	1.76%		1.76	%Ø	(0.04)%		56%	56	%Ø
10/31/2017	$10.08	$(0.07)	$1.26	$1.19	$—	$(0.03)	$(0.03)	$—	$11.24	11.81%	$0.5	2.12%		2.12	%Ø	1.76%		1.76	%Ø	(0.63)%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$(0.01)	$0.09	$0.08	$—	$—	$—	$—	$10.08	0.80%*	$0.1	5.10	%‡**	5.10	%‡Ø**	1.76	%‡**	1.76	%‡Ø**	(0.86	)%‡**	0%*	0	%Ø*

See Notes to Financial Highlights

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)
U.S. Equity Index PutWrite Strategy Fund (cont'd)
Class R6
4/30/2020 (Unaudited)	$11.29	$0.09	$(0.87)	$(0.78)	$(0.10)	$(0.43)	$(0.53)	$—	$9.98	(7.23)%*	$16.2	0.65	%**	0.65	%Ø**	0.55	%**	0.55	%Ø**	1.65	%**	16%*	16	%Ø*
10/31/2019	$10.66	$0.19	$0.66	$0.85	$(0.22)	$—	$(0.22)	$—	$11.29	8.08%	$17.7	0.66%		0.66	%Ø	0.56%		0.56	%Ø	1.75%		31%	31	%Ø
10/31/2018	$11.34	$0.12	$(0.12)	$0.00	$(0.09)	$(0.59)	$(0.68)	$—	$10.66	(0.09)%	$17.9	0.68%		0.68	%Ø	0.58%		0.58	%Ø	1.12%		56%	56	%Ø
10/31/2017	$10.10	$0.06	$1.26	$1.32	$(0.05)	$(0.03)	$(0.08)	$—	$11.34	13.08%	$12.2	0.93%		0.93	%Ø	0.58%		0.58	%Ø	0.55%		0%	0	%Ø
Period from 9/16/2016^ to 10/31/2016	$10.00	$0.00	$0.10	$0.10	$—	$—	$—	$—	$10.10	1.00%*	$4.8	3.77	%‡**	3.77	%‡Ø**	0.58	%‡**	0.58	%‡Ø**	0.26	%‡**	0%*	0	%Ø*

See Notes to Financial Highlights

Notes to Financial Highlights (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if Long Short had not received refunds, plus interest, from State Street noted in (g) below for custodian out-of-pocket expenses previously paid during the year ended October 31, 2017.

**  Annualized.

^  The date investment operations commenced.

*  Not annualized.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Ø  Commodity Strategy and U.S. Equity Index PutWrite Strategy did not engage in short sales. For the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, Global Allocation did not engage in short sales.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2019 for Global Allocation.

a  Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

b  Consolidated financial highlights, see Note A in the Notes to Financial Statements.

c  Excluding mortgage dollar roll transactions. Had mortgage dollar roll transactions been included, the portfolio turnover rate would have been:

				Including Short Sales	Excluding Short Sales	Including Short Sales	Excluding Short Sales	Including Short Sales	Excluding Short Sales
	Six Months Ended April 30,	Year Ended October 31,		Year Ended		Year Ended		Year Ended
	2020	2019	2018	October 31, 2017		October 31, 2016		October 31, 2015
Global Allocation	83%	159%	129%	165%	154%	182%	183%	198%	189%

d  The class action proceeds received in 2019 and 2018 had no impact on the Funds' total returns for the years ended October 31, 2019 and 2018.

e  Dividend and interest expense relating to short sales, which is a non-recurring expense for Global Allocation, is included in these ratios on a non-annualized basis.

f  The voluntary contribution received in 2017 for Long Short had no impact on the Fund's total returns for the year ended October 31, 2017.

g  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which Long Short was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from the Fund's inception through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended October 31, 2017. These amounts had no impact on Long Short's total returns for the year ended October 31, 2017.

Notes to Financial Highlights (Unaudited) (cont'd)

h  The custodian expenses refund noted in (g) above is non-recurring and is included in these ratios. Had Long Short not received the refund, the annualized ratio of net expenses to average net assets, the annualized ratio of net expenses to average net assets (excluding dividend and interest expense relating to short sales) and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended October 31, 2017
Long Short Institutional Class	1.80%	1.32%	0.12%
Long Short Class A	2.16%	1.68%	(0.18)%
Long Short Class C	2.90%	2.43%	(0.94)%

i  After the close of business on December 7, 2018, Long Short's Class A and Class C shares underwent a stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note G of the Notes to Financial Statements.

Directory

Investment Manager and Administrator

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Distributor

Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

DST Asset Manager Solutions Inc.
430 West 7th Street, Suite 219189
Kansas City, MO 64105-1407

For Institutional Class Shareholders
address correspondence to:

Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264

For Class A, Class C and Class R6 Shareholders:

Please contact your investment provider

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund's investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

L0088 06/20

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).   The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal half-year period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2020

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 1, 2020